UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of May 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 8.3%
	Academic Loan Funding Trust,
1,538	Series 2012-1A, Class A1, VAR, 0.985%, 12/27/22 (e)	1,539
1,935	Series 2013-1A, Class A, VAR, 0.985%, 12/26/44 (e)	1,931
	Ally Auto Receivables Trust,
85	Series 2012-3, Class A3, 0.850%, 08/15/16	85
1,721	Series 2013-2, Class A3, 0.790%, 01/15/18	1,723
300	Series 2013-2, Class A4, 1.240%, 11/15/18	300
1,981	Series 2014-SN2, Class A3, 1.030%, 09/20/17	1,982
	American Credit Acceptance Receivables Trust,
282	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	282
29	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	29
855	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	855
1,182	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	1,184
726	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	727
1,560	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	1,561
	American Homes 4 Rent,
4,245	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	4,338
1,275	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,343
	American Homes 4 Rent Trust,
1,981	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	2,075
2,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	2,143
850	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	929
2,978	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	3,096
500	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	528
1,025	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	1,119
	AmeriCredit Automobile Receivables Trust,
43	Series 2012-5, Class A3, 0.620%, 06/08/17	43
590	Series 2013-5, Class A3, 0.900%, 09/10/18	591
822	Series 2015-2, Class A2A, 0.830%, 09/10/18	822
1,073	Axis Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	1,073
1,903	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	1,903
1,841	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,839
1,400	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	1,400
1,829	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	1,813
387	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.555%, 04/25/36	370
557	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	557
781	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	778
700	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	706
290	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	290
	CarFinance Capital Auto Trust,
87	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	87
133	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	133
542	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	541
375	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	379
1,534	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	1,536
3,207	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.175%, 10/15/21 (e) (i)	3,207
	CarMax Auto Owner Trust,
676	Series 2013-4, Class A3, 0.800%, 07/16/18	676
440	Series 2013-4, Class A4, 1.280%, 05/15/19	441
5,091	Series 2015-2, Class A2A, 0.820%, 06/15/18	5,093
750	Carnow Auto Receivables Trust, Series 2014-1A, Class B, 1.890%, 11/15/18 (e)	750
262	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	267
1,147	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,165
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,079
264	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.565%, 12/25/33	253
4,964	Colony American Homes, Series 2014-2A, Class A, VAR, 1.133%, 07/17/31 (e)	4,929

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,800	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,800
1,079	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d) (i)	453
1,355	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	1,364
	CPS Auto Receivables Trust,
339	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	345
184	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	186
1,141	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	1,147
1,461	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	1,463
2,035	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	2,036
283	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	282
3,365	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	3,370
700	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	711
2,014	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	2,015
223	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	223
	CPS Auto Trust,
690	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	692
111	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	111
	Credit Acceptance Auto Loan Trust,
260	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	261
1,800	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	1,800
687	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.085%, 10/25/34	664
	Drive Auto Receivables Trust,
1,819	Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	1,820
1,471	Series 2015-AA, Class D, 4.120%, 06/15/22 (e)	1,491
2,449	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	2,455
2,882	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	2,839
	DT Auto Owner Trust,
2,201	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	2,201
1,545	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	1,545
	Exeter Automobile Receivables Trust,
171	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	171
482	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	483
502	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	503
3,114	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	3,114
556	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	561
2,275	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	2,281
2,125	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	2,140
3,850	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	3,842
264	Fifth Third Auto, Series 2013-1, Class A3, 0.880%, 10/16/17	264
	Fifth Third Auto Trust,
1,207	Series 2014-3, Class A2A, 0.570%, 05/15/17	1,207
413	Series 2014-3, Class A3, 0.960%, 03/15/19	412
	First Investors Auto Owner Trust,
121	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	121
1,941	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	1,941
884	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	884
2,196	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	2,195
	FirstKey Lending Trust,
6,858	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	6,886
2,246	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	2,268
	Flagship Credit Auto Trust,
425	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	425
815	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	820
875	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	874
245	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	246
1,934	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	1,933
892	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	899
440	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	447
2,599	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	2,602
	Ford Credit Auto Lease Trust,
461	Series 2013-B, Class A3, 0.760%, 09/15/16	461
129	Series 2014-A, Class A2A, 0.500%, 10/15/16	129

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Ford Credit Auto Owner Trust,
29	Series 2012-B, Class A3, 0.720%, 12/15/16	29
200	Series 2012-D, Class A3, 0.510%, 04/15/17	200
1,464	Series 2014-C, Class A2, 0.610%, 08/15/17	1,465
1,223	Series 2014-C, Class A3, 1.060%, 05/15/19	1,226
5,600	Series 2015-B, Class A2A, 0.720%, 03/15/18	5,598
669	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.566%, 01/15/18	669
344	Freedom Trust, Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	349
	FRT Trust,
60	Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	60
37	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e) (i)	37
1,659	GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	1,671
240	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	233
	GE Equipment Midticket LLC,
46	Series 2012-1, Class A3, 0.600%, 05/23/16	46
360	Series 2012-1, Class A4, 0.780%, 09/22/20	360
4,817	GLC II Trust, Series 2014-A, Class A, 4.000%, 12/18/20 (e)	4,827
2,582	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	2,571
	GMAT Trust,
1,200	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,202
399	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	398
	GO Financial Auto Securitization Trust,
6,075	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	6,069
1,618	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	1,617
1,842	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	1,854
2,140	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	2,129
	HLSS Servicer Advance Receivables Trust,
1,560	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	1,560
1,197	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	1,196
497	Series 2013-T1, Class B2, 1.744%, 01/16/46 (e)	497
997	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	999
157	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.385%, 03/25/36	128
	Honda Auto Receivables Owner Trust,
329	Series 2012-1, Class A4, 0.970%, 04/16/18	330
1,527	Series 2013-4, Class A3, 0.690%, 09/18/17	1,528
930	Series 2014-2, Class A3, 0.770%, 03/19/18	930
797	Series 2015-1, Class A2, 0.700%, 06/15/17	797
1,032	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	1,027
	Huntington Auto Trust,
324	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	325
1	Series 2012-1, Class A3, 0.810%, 09/15/16	1
	Hyundai Auto Receivables Trust,
1,125	Series 2015-A, Class A2, 0.680%, 10/16/17	1,126
937	Series 2015-B, Class A2A, 0.690%, 04/16/18	937
931	Series 2015-B, Class A3, 1.120%, 11/15/19	930
3,750	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.183%, 06/17/31 (e)	3,738
581	John Deere Owner Trust, Series 2012-B, Class A4, 0.690%, 01/15/19	581
16,607	KGS-Alpha Capital Markets LP, IO, VAR, 0.457%, 08/25/38	589
10,502	KGS-Alpha SBA COOF Trust, Series 2013-2, Class A, IO, VAR, 1.551%, 03/25/39 (e)	584
27	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.535%, 07/25/34 (e)	26
362	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 0.385%, 01/25/36	349
	LV Tower 52 Issuer LLC,
2,323	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	2,329
600	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	600
247	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.435%, 03/25/32	247
	MarketPlace Loan Trust,
4,202	Series 2015-OD1, Class A, 3.250%, 12/29/45	4,188
500	Series 2015-OD1, Class B, 5.250%, 12/31/45	497

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,015	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	1,062
1,043	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	1,046
	Nationstar Agency Advance Funding Trust,
439	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	431
216	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	214
474	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	474
592	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.531%, 12/07/20	593
884	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.174%, 11/25/33	910
611	Nissan Auto Lease Trust, Series 2013-B, Class A3, 0.750%, 06/15/16	611
	Nissan Auto Receivables Owner Trust,
333	Series 2012-A, Class A4, 1.000%, 07/16/18	334
799	Series 2014-B, Class A3, 1.110%, 05/15/19	800
3,828	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	3,822
	NRPL Trust,
3,430	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	3,437
1,522	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	1,456
	NYMT Residential LLC,
1,099	Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	1,099
1,735	Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	1,735
	Oak Hill Advisors Residential Loan Trust,
5,089	Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	5,106
1,371	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	1,356
3,426	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	3,428
1,558	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	1,510
2,952	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	2,961
	OneMain Financial Issuance Trust,
2,744	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	2,750
402	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	405
3,672	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	3,676
1,491	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	1,497
4,603	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	4,641
550	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	562
7,874	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	7,879
1,911	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	1,914
581	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.122%, 10/25/34	579
491	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	493
2,500	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	2,523
2,353	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	2,368
	Progreso Receivables Funding III LLC,
3,531	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	3,541
906	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	909
	Progress Residential Trust,
3,974	Series 2015-SFR2, Class A, 2.740%, 06/12/32	3,980
2,012	Series 2015-SFR2, Class B, 3.138%, 06/12/32	2,015
2,566	Series 2015-SFR2, Class C, 3.436%, 06/12/32	2,570
1,230	Series 2015-SFR2, Class E, 4.427%, 06/12/32	1,232
1,599	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.485%, 03/25/36	1,559
2,037	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	2,040
294	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	150
329	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	332
291	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.409%, 01/25/36	216
1,831	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	1,814
446	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	446
	SpringCastle America Funding LLC,
7,729	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	7,765
1,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	1,522
	Springleaf Funding Trust,
6,162	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	6,180

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,000	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	3,006
2,000	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	2,002
6,533	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	6,542
525	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	527
3,841	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	3,896
1,087	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	1,103
1,204	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,191
427	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	427
4,185	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	4,166
4,251	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.136%, 10/15/21 (e) (i)	4,251
957	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.430%, 05/17/32 (e)	958
	Truman Capital Mortgage Loan Trust,
1,846	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	1,844
1,467	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	1,465
1,003	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	984
1,363	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	1,362
3,415	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	3,429
5,033	U.S. Residential Opportunity Fund III Trust, Series 2015-1AIII, Class A, 3.721%, 01/27/35 (e)	5,073
2,552	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	2,552
4,679	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	4,691
907	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	909
144	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	144
1,424	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	1,424
	VOLT XIX LLC,
3,530	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	3,544
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	396
471	VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	469
2,125	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	2,126
	VOLT XXII LLC,
2,683	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	2,690
667	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	658
3,417	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	3,418
	VOLT XXVI LLC,
2,414	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	2,410
938	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	922
6,285	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	6,294
3,389	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	3,399
2,869	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	2,874
2,963	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	2,959
	Westgate Resorts LLC,
514	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	515
318	Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	319
769	Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	771
641	Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	642
	World Omni Auto Receivables Trust,
1,164	Series 2013-B, Class A3, 0.830%, 08/15/18	1,165
413	Series 2013-B, Class A4, 1.320%, 01/15/20	414

	Total Asset-Backed Securities (Cost $374,726)	375,396

Collateralized Mortgage Obligations — 18.3%
	Agency CMO — 13.4%
542	Federal Home Loan Banks, Series TQ-2015, Class A, 5.065%, 10/20/15	550
170	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	188
	Federal Home Loan Mortgage Corp. REMIC,
3	Series 11, Class D, 9.500%, 07/15/19	4
6	Series 22, Class C, 9.500%, 04/15/20	7
10	Series 23, Class F, 9.600%, 04/15/20	11
1	Series 47, Class F, 10.000%, 06/15/20	1

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
3		Series 99, Class Z, 9.500%, 01/15/21	3
–	(h)	Series 204, Class E, HB, IF, 1,851.533%, 05/15/23	—	(h)
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
4		Series 1065, Class J, 9.000%, 04/15/21	5
1		Series 1079, Class S, HB, IF, 33.369%, 05/15/21	2
4		Series 1084, Class F, VAR, 1.136%, 05/15/21	4
3		Series 1084, Class S, HB, IF, 44.390%, 05/15/21	4
9		Series 1116, Class I, 5.500%, 08/15/21	9
11		Series 1144, Class KB, 8.500%, 09/15/21	12
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,176.984%, 01/15/22	4
8		Series 1250, Class J, 7.000%, 05/15/22	9
15		Series 1343, Class LA, 8.000%, 08/15/22	17
19		Series 1343, Class LB, 7.500%, 08/15/22	22
32		Series 1370, Class JA, VAR, 1.336%, 09/15/22	33
32		Series 1455, Class WB, IF, 4.582%, 12/15/22	34
150		Series 1466, Class PZ, 7.500%, 02/15/23	168
2		Series 1470, Class F, VAR, 1.687%, 02/15/23	2
172		Series 1498, Class I, VAR, 1.336%, 04/15/23	176
250		Series 1502, Class PX, 7.000%, 04/15/23	276
29		Series 1505, Class Q, 7.000%, 05/15/23	32
67		Series 1518, Class G, IF, 8.885%, 05/15/23	80
22		Series 1541, Class M, HB, IF, 24.775%, 07/15/23	35
59		Series 1541, Class O, VAR, 1.330%, 07/15/23	59
7		Series 1570, Class F, VAR, 2.187%, 08/15/23	7
232		Series 1573, Class PZ, 7.000%, 09/15/23	259
139		Series 1591, Class PV, 6.250%, 10/15/23	155
27		Series 1602, Class SA, HB, IF, 22.147%, 10/15/23	46
582		Series 1608, Class L, 6.500%, 09/15/23	669
385		Series 1638, Class H, 6.500%, 12/15/23	443
281		Series 1642, Class PJ, 6.000%, 11/15/23	312
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	21
14		Series 1686, Class SH, IF, 18.820%, 02/15/24	20
94		Series 1695, Class EB, 7.000%, 03/15/24	106
19		Series 1699, Class FC, VAR, 0.786%, 03/15/24	20
102		Series 1700, Class GA, PO, 02/15/24	102
262		Series 1706, Class K, 7.000%, 03/15/24	296
9		Series 1709, Class FA, VAR, 1.050%, 03/15/24	9
33		Series 1745, Class D, 7.500%, 08/15/24	38
566		Series 1760, Class ZD, VAR, 1.400%, 02/15/24	575
212		Series 1798, Class F, 5.000%, 05/15/23	230
3		Series 1807, Class G, 9.000%, 10/15/20	3
55		Series 1829, Class ZB, 6.500%, 03/15/26	61
56		Series 1863, Class Z, 6.500%, 07/15/26	65
39		Series 1865, Class D, PO, 02/15/24	36
43		Series 1890, Class H, 7.500%, 09/15/26	50
131		Series 1899, Class ZE, 8.000%, 09/15/26	152
7		Series 1935, Class FL, VAR, 0.886%, 02/15/27	8
96		Series 1963, Class Z, 7.500%, 01/15/27	111
14		Series 1970, Class PG, 7.250%, 07/15/27	16
179		Series 1981, Class Z, 6.000%, 05/15/27	198
69		Series 1987, Class PE, 7.500%, 09/15/27	76
155		Series 2019, Class Z, 6.500%, 12/15/27	174
45		Series 2033, Class SN, HB, IF, 28.345%, 03/15/24	14
127		Series 2038, Class PN, IO, 7.000%, 03/15/28	20
274		Series 2040, Class PE, 7.500%, 03/15/28	315
39		Series 2043, Class CJ, 6.500%, 04/15/28	45
200		Series 2054, Class PV, 7.500%, 05/15/28	231
372		Series 2075, Class PH, 6.500%, 08/15/28	417
419		Series 2075, Class PM, 6.250%, 08/15/28	471
104		Series 2086, Class GB, 6.000%, 09/15/28	118
174		Series 2089, Class PJ, IO, 7.000%, 10/15/28	25
489		Series 2095, Class PE, 6.000%, 11/15/28	560
156		Series 2125, Class JZ, 6.000%, 02/15/29	174

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
37	Series 2132, Class SB, HB, IF, 29.769%, 03/15/29	67
18	Series 2134, Class PI, IO, 6.500%, 03/15/19	2
208	Series 2136, Class PG, 6.000%, 03/15/29	239
62	Series 2141, Class IO, IO, 7.000%, 04/15/29	9
58	Series 2163, Class PC, IO, 7.500%, 06/15/29	9
584	Series 2169, Class TB, 7.000%, 06/15/29	671
305	Series 2172, Class QC, 7.000%, 07/15/29	346
272	Series 2176, Class OJ, 7.000%, 08/15/29	313
157	Series 2201, Class C, 8.000%, 11/15/29	182
150	Series 2209, Class TC, 8.000%, 01/15/30	181
256	Series 2210, Class Z, 8.000%, 01/15/30	298
53	Series 2224, Class CB, 8.000%, 03/15/30	64
140	Series 2230, Class Z, 8.000%, 04/15/30	164
110	Series 2234, Class PZ, 7.500%, 05/15/30	128
92	Series 2247, Class Z, 7.500%, 08/15/30	107
139	Series 2256, Class MC, 7.250%, 09/15/30	160
233	Series 2259, Class ZM, 7.000%, 10/15/30	269
9	Series 2261, Class ZY, 7.500%, 10/15/30	10
33	Series 2262, Class Z, 7.500%, 10/15/30	38
304	Series 2271, Class PC, 7.250%, 12/15/30	351
317	Series 2283, Class K, 6.500%, 12/15/23	353
136	Series 2296, Class PD, 7.000%, 03/15/31	160
42	Series 2306, Class K, PO, 05/15/24	41
98	Series 2306, Class SE, IF, IO, 8.700%, 05/15/24	14
170	Series 2313, Class LA, 6.500%, 05/15/31	195
247	Series 2325, Class PM, 7.000%, 06/15/31	291
106	Series 2344, Class QG, 6.000%, 08/15/16	108
1,392	Series 2344, Class ZD, 6.500%, 08/15/31	1,638
116	Series 2344, Class ZJ, 6.500%, 08/15/31	133
111	Series 2345, Class NE, 6.500%, 08/15/31	128
43	Series 2345, Class PQ, 6.500%, 08/15/16	44
123	Series 2351, Class PZ, 6.500%, 08/15/31	143
1,057	Series 2353, Class AZ, 6.000%, 09/15/31	1,210
46	Series 2353, Class TD, 6.000%, 09/15/16	47
34	Series 2355, Class BP, 6.000%, 09/15/16	35
23	Series 2359, Class PM, 6.000%, 09/15/16	24
457	Series 2359, Class ZB, 8.500%, 06/15/31	544
61	Series 2360, Class PG, 6.000%, 09/15/16	63
13	Series 2363, Class PF, 6.000%, 09/15/16	13
31	Series 2366, Class MD, 6.000%, 10/15/16	31
225	Series 2367, Class ME, 6.500%, 10/15/31	261
93	Series 2391, Class QR, 5.500%, 12/15/16	95
48	Series 2394, Class MC, 6.000%, 12/15/16	50
457	Series 2396, Class FM, VAR, 0.636%, 12/15/31	462
256	Series 2399, Class OH, 6.500%, 01/15/32	290
427	Series 2399, Class TH, 6.500%, 01/15/32	480
420	Series 2410, Class NG, 6.500%, 02/15/32	479
157	Series 2410, Class OE, 6.375%, 02/15/32	170
285	Series 2410, Class QS, IF, 19.017%, 02/15/32	452
154	Series 2410, Class QX, IF, IO, 8.464%, 02/15/32	49
317	Series 2412, Class SP, IF, 15.729%, 02/15/32	454
475	Series 2420, Class XK, 6.500%, 02/15/32	537
387	Series 2423, Class MC, 7.000%, 03/15/32	447
343	Series 2423, Class MT, 7.000%, 03/15/32	397
58	Series 2425, Class OB, 6.000%, 03/15/17	60
745	Series 2430, Class WF, 6.500%, 03/15/32	872
413	Series 2434, Class TC, 7.000%, 04/15/32	486
490	Series 2435, Class CJ, 6.500%, 04/15/32	574
326	Series 2436, Class MC, 7.000%, 04/15/32	368
271	Series 2444, Class ES, IF, IO, 7.764%, 03/15/32	73
183	Series 2450, Class GZ, 7.000%, 05/15/32	210
217	Series 2450, Class SW, IF, IO, 7.814%, 03/15/32	59

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,069	Series 2455, Class GK, 6.500%, 05/15/32	1,248
21	Series 2458, Class QE, 5.500%, 06/15/17	21
309	Series 2462, Class JG, 6.500%, 06/15/32	355
698	Series 2464, Class SI, IF, IO, 7.814%, 02/15/32	175
714	Series 2466, Class PH, 6.500%, 06/15/32	827
335	Series 2474, Class NR, 6.500%, 07/15/32	387
409	Series 2484, Class LZ, 6.500%, 07/15/32	476
549	Series 2500, Class MC, 6.000%, 09/15/32	631
24	Series 2503, Class BH, 5.500%, 09/15/17	25
121	Series 2508, Class AQ, 5.500%, 10/15/17	127
398	Series 2512, Class PG, 5.500%, 10/15/22	439
221	Series 2535, Class BK, 5.500%, 12/15/22	242
236	Series 2537, Class TE, 5.500%, 12/15/17	247
757	Series 2543, Class YX, 6.000%, 12/15/32	856
649	Series 2544, Class HC, 6.000%, 12/15/32	744
846	Series 2552, Class ME, 6.000%, 01/15/33	973
848	Series 2567, Class QD, 6.000%, 02/15/33	972
538	Series 2568, Class KG, 5.500%, 02/15/23	595
95	Series 2571, Class SK, HB, IF, 33.700%, 09/15/23	171
1,982	Series 2575, Class ME, 6.000%, 02/15/33	2,185
254	Series 2586, Class WI, IO, 6.500%, 03/15/33	51
519	Series 2587, Class WX, 5.000%, 03/15/18	541
559	Series 2596, Class QG, 6.000%, 03/15/33	615
182	Series 2611, Class UH, 4.500%, 05/15/18	190
325	Series 2617, Class GR, 4.500%, 05/15/18	337
257	Series 2626, Class NS, IF, IO, 6.364%, 06/15/23	17
376	Series 2631, Class LC, 4.500%, 06/15/18	393
181	Series 2636, Class Z, 4.500%, 06/15/18	189
243	Series 2637, Class SA, IF, IO, 5.914%, 06/15/18	15
24	Series 2638, Class DS, IF, 8.414%, 07/15/23	28
176	Series 2650, Class PO, PO, 12/15/32	176
818	Series 2650, Class SO, PO, 12/15/32	818
276	Series 2651, Class VZ, 4.500%, 07/15/18	288
1	Series 2672, Class ME, 5.000%, 11/15/22	1
1,261	Series 2675, Class CK, 4.000%, 09/15/18	1,307
1,573	Series 2684, Class PO, PO, 01/15/33	1,572
30	Series 2691, Class ME, 4.500%, 04/15/32	30
113	Series 2692, Class SC, IF, 12.915%, 07/15/33	132
384	Series 2695, Class DG, 4.000%, 10/15/18	399
12	Series 2696, Class CO, PO, 10/15/18	12
1,276	Series 2710, Class HB, 5.500%, 11/15/23	1,410
28	Series 2715, Class OG, 5.000%, 01/15/23	28
822	Series 2716, Class UN, 4.500%, 12/15/23	880
395	Series 2720, Class PC, 5.000%, 12/15/23	430
290	Series 2744, Class PE, 5.500%, 02/15/34	309
526	Series 2744, Class TU, 5.500%, 05/15/32	544
34	Series 2777, Class OM, PO, 12/15/32	34
21	Series 2780, Class JG, 4.500%, 04/15/19	22
723	Series 2783, Class AT, 4.000%, 04/15/19	749
1,796	Series 2809, Class UC, 4.000%, 06/15/19	1,873
61	Series 2835, Class QO, PO, 12/15/32	58
83	Series 2840, Class JO, PO, 06/15/23	83
215	Series 2922, Class JN, 4.500%, 02/15/20	222
501	Series 2934, Class EC, PO, 02/15/20	501
418	Series 2934, Class HI, IO, 5.000%, 02/15/20	32
377	Series 2934, Class KI, IO, 5.000%, 02/15/20	27
307	Series 2958, Class QD, 4.500%, 04/15/20	320
851	Series 2962, Class BE, 4.500%, 04/15/20	897
1,660	Series 2965, Class GD, 4.500%, 04/15/20	1,740
39	Series 2989, Class PO, PO, 06/15/23	37
3,761	Series 2990, Class UZ, 5.750%, 06/15/35	4,062

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,483	Series 3004, Class EK, 5.500%, 07/15/35	1,527
68	Series 3014, Class OD, PO, 08/15/35	60
944	Series 3047, Class OD, 5.500%, 10/15/35	1,079
424	Series 3049, Class XF, VAR, 0.536%, 05/15/33	426
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,571
24	Series 3068, Class AO, PO, 01/15/35	23
268	Series 3068, Class QB, 4.500%, 06/15/20	277
1,918	Series 3074, Class BH, 5.000%, 11/15/35	2,092
428	Series 3085, Class WF, VAR, 0.986%, 08/15/35	436
739	Series 3102, Class FB, VAR, 0.486%, 01/15/36	742
174	Series 3102, Class HS, HB, IF, 23.886%, 01/15/36	267
821	Series 3117, Class EO, PO, 02/15/36	770
474	Series 3117, Class OK, PO, 02/15/36	444
18	Series 3122, Class ZB, 6.000%, 03/15/36	24
1,696	Series 3131, Class BK, 5.500%, 03/15/26	1,899
145	Series 3134, Class PO, PO, 03/15/36	127
692	Series 3138, Class PO, PO, 04/15/36	653
31	Series 3149, Class SO, PO, 05/15/36	26
618	Series 3151, Class UC, 5.500%, 08/15/35	659
573	Series 3152, Class MO, PO, 03/15/36	540
153	Series 3171, Class MO, PO, 06/15/36	137
552	Series 3179, Class OA, PO, 07/15/36	531
158	Series 3194, Class SA, IF, IO, 6.914%, 07/15/36	32
552	Series 3211, Class SO, PO, 09/15/36	505
261	Series 3218, Class AO, PO, 09/15/36	231
550	Series 3219, Class DI, IO, 6.000%, 04/15/36	101
1,460	Series 3229, Class HE, 5.000%, 10/15/26	1,597
548	Series 3232, Class ST, IF, IO, 6.514%, 10/15/36	100
230	Series 3233, Class OP, PO, 05/15/36	215
366	Series 3256, Class PO, PO, 12/15/36	341
770	Series 3260, Class CS, IF, IO, 5.954%, 01/15/37	132
386	Series 3261, Class OA, PO, 01/15/37	364
194	Series 3274, Class JO, PO, 02/15/37	186
173	Series 3275, Class FL, VAR, 0.626%, 02/15/37	174
820	Series 3290, Class SB, IF, IO, 6.264%, 03/15/37	122
1,519	Series 3315, Class HZ, 6.000%, 05/15/37	1,693
68	Series 3318, Class AO, PO, 05/15/37	62
125	Series 3326, Class JO, PO, 06/15/37	117
430	Series 3331, Class PO, PO, 06/15/37	402
419	Series 3385, Class SN, IF, IO, 5.814%, 11/15/37	57
609	Series 3387, Class SA, IF, IO, 6.234%, 11/15/37	88
962	Series 3404, Class SC, IF, IO, 5.814%, 01/15/38	155
4,619	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	36
594	Series 3424, Class PI, IF, IO, 6.614%, 04/15/38	98
1,146	Series 3481, Class SJ, IF, IO, 5.664%, 08/15/38	136
865	Series 3511, Class SA, IF, IO, 5.814%, 02/15/39	137
299	Series 3549, Class FA, VAR, 1.386%, 07/15/39	305
336	Series 3607, Class BO, PO, 04/15/36	315
955	Series 3607, Class OP, PO, 07/15/37	825
532	Series 3607, Class PO, PO, 05/15/37	476
154	Series 3611, Class PO, PO, 07/15/34	135
424	Series 3621, Class BO, PO, 01/15/40	403
496	Series 3720, Class A, 4.500%, 09/15/25	538
1,392	Series 3739, Class LI, IO, 4.000%, 03/15/34	49
3,595	Series 3747, Class HI, IO, 4.500%, 07/15/37	264
1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,071
1,909	Series 3759, Class HI, IO, 4.000%, 08/15/37	148
1,774	Series 3760, Class GI, IO, 4.000%, 10/15/37	103
9,334	Series 3774, Class EW, 3.500%, 12/15/25	9,863
5,000	Series 3793, Class AB, 3.500%, 01/15/26	5,364
100	Series 3798, Class BF, VAR, 0.486%, 06/15/24	100
624	Series 3804, Class FN, VAR, 0.636%, 03/15/39	627
2,974	Series 3819, Class ZQ, 6.000%, 04/15/36	3,375

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
650	Series 3852, Class QN, IF, 5.500%, 05/15/41	711
1,853	Series 3852, Class TP, IF, 5.500%, 05/15/41	2,046
2,296	Series 3920, Class LP, 5.000%, 01/15/34	2,520
1,275	Series 3925, Class FL, VAR, 0.636%, 01/15/41	1,287
1,042	Series 3957, Class B, 4.000%, 11/15/41	1,106
1,342	Series 3966, Class NA, 4.000%, 12/15/41	1,444
813	Series 3997, Class PF, VAR, 0.636%, 11/15/39	817
2,968	Series 4048, Class FJ, VAR, 0.579%, 07/15/37	2,964
2,000	Series 4217, Class KY, 3.000%, 06/15/43	1,992
7,187	Series 4219, Class JA, 3.500%, 08/15/39	7,607
2,501	Series 4240, Class B, 3.000%, 08/15/33	2,487
3,684	Series 4251, Class KW, 2.500%, 04/15/28	3,542
6,578	Series 4374, Class NC, SUB, 1.750%, 02/15/46	6,832
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 134, Class B, IO, 9.000%, 04/01/22	1
1,119	Series 233, Class 11, IO, 5.000%, 09/15/35	222
1,589	Series 233, Class 13, IO, 5.000%, 09/15/35	311
274	Series 243, Class 16, IO, 4.500%, 11/15/20	16
616	Series 243, Class 17, IO, 4.500%, 12/15/20	38
8,070	Series 262, Class 35, 3.500%, 07/15/42	8,410
2,224	Series 264, Class F1, VAR, 0.736%, 07/15/42	2,250
2,070	Series 267, Class F5, VAR, 0.686%, 08/15/42	2,082
2,554	Series 281, Class F1, VAR, 0.686%, 10/15/42	2,578
8,661	Series 299, Class 300, 3.000%, 01/15/43	8,815
2,359	Series 310, Class PO, PO, 09/15/43	1,867
4,697	Series 323, Class 300, 3.000%, 01/15/44	4,814
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
477	Series T-41, Class 3A, VAR, 6.157%, 07/25/32	547
291	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	350
1,713	Series T-54, Class 2A, 6.500%, 02/25/43	2,032
510	Series T-54, Class 3A, 7.000%, 02/25/43	627
207	Series T-58, Class APO, PO, 09/25/43	169
451	Series T-59, Class 1AP, PO, 10/25/43	351
1,812	Series T-76, Class 2A, VAR, 3.006%, 10/25/37	1,830
	Federal National Mortgage Association - ACES,
3,300	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,637
1,416	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,520
8,500	Series 2011-M2, Class A3, 3.764%, 04/25/21	9,219
269	Series 2012-M11, Class FA, VAR, 0.678%, 08/25/19	270
4,100	Series 2012-M9, Class A2, 2.482%, 04/25/22	4,160
4,200	Series 2013-M13, Class A2, VAR, 2.540%, 04/25/23	4,238
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,867
8,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	8,022
7,700	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	7,894
3,818	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	3,915
2,664	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	2,862
2,500	Series 2014-M3, Class A2, VAR, 3.476%, 01/25/24	2,681
4,545	Series 2014-M5, Class ASQ2, 2.034%, 03/25/19	4,638
808	Series 2014-M5, Class FA, VAR, 0.523%, 01/25/17	809
5,740	Series 2015-M7, Class A2, 2.590%, 12/25/24	5,711
6,000	Series 2015-M8, Class A2, 2.900%, 01/25/25	6,117
	Federal National Mortgage Association Grantor Trust,
868	Series 2002-T19, Class A2, 7.000%, 07/25/42	999
659	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	760
	Federal National Mortgage Association REMIC,
3	Series 1988-7, Class Z, 9.250%, 04/25/18	3
8	Series 1989-70, Class G, 8.000%, 10/25/19	9
3	Series 1989-78, Class H, 9.400%, 11/25/19	4
6	Series 1989-83, Class H, 8.500%, 11/25/19	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
5		Series 1989-89, Class H, 9.000%, 11/25/19	5
5		Series 1990-1, Class D, 8.800%, 01/25/20	6
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
2		Series 1990-63, Class H, 9.500%, 06/25/20	2
1		Series 1990-93, Class G, 5.500%, 08/25/20	2
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
12		Series 1990-102, Class J, 6.500%, 08/25/20	13
15		Series 1990-120, Class H, 9.000%, 10/25/20	16
2		Series 1990-134, Class SC, HB, IF, 21.323%, 11/25/20	2
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
6		Series 1991-24, Class Z, 5.000%, 03/25/21	6
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
30		Series 1992-136, Class PK, 6.000%, 08/25/22	32
27		Series 1992-143, Class MA, 5.500%, 09/25/22	29
77		Series 1992-163, Class M, 7.750%, 09/25/22	87
125		Series 1992-188, Class PZ, 7.500%, 10/25/22	144
50		Series 1993-21, Class KA, 7.700%, 03/25/23	57
71		Series 1993-25, Class J, 7.500%, 03/25/23	80
19		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	27
29		Series 1993-62, Class SA, IF, 18.930%, 04/25/23	42
15		Series 1993-165, Class SD, IF, 13.399%, 09/25/23	19
32		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	36
23		Series 1993-179, Class SB, HB, IF, 26.744%, 10/25/23	39
15		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	19
27		Series 1993-199, Class FA, VAR, 0.735%, 10/25/23	27
42		Series 1993-205, Class H, PO, 09/25/23	42
67		Series 1993-225, Class UB, 6.500%, 12/25/23	76
23		Series 1993-230, Class FA, VAR, 0.785%, 12/25/23	23
60		Series 1993-247, Class FE, VAR, 1.185%, 12/25/23	61
28		Series 1993-247, Class SU, IF, 12.263%, 12/25/23	36
11		Series 1993-250, Class Z, 7.000%, 12/25/23	11
244		Series 1994-37, Class L, 6.500%, 03/25/24	281
1,197		Series 1994-40, Class Z, 6.500%, 03/25/24	1,312
52		Series 1995-2, Class Z, 8.500%, 01/25/25	61
269		Series 1995-19, Class Z, 6.500%, 11/25/23	310
259		Series 1996-14, Class SE, IF, IO, 8.810%, 08/25/23	59
4		Series 1996-27, Class FC, VAR, 0.685%, 03/25/17	4
22		Series 1996-59, Class J, 6.500%, 08/25/22	24
235		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	11
17		Series 1997-27, Class J, 7.500%, 04/18/27	18
40		Series 1997-29, Class J, 7.500%, 04/20/27	47
274		Series 1997-39, Class PD, 7.500%, 05/20/27	322
22		Series 1997-42, Class ZC, 6.500%, 07/18/27	26
456		Series 1997-61, Class ZC, 7.000%, 02/25/23	513
75		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	11
10		Series 1998-4, Class C, PO, 04/25/23	10
139		Series 1998-36, Class ZB, 6.000%, 07/18/28	159
86		Series 1998-43, Class SA, IF, IO, 18.357%, 04/25/23	22
177		Series 1998-66, Class SB, IF, IO, 7.965%, 12/25/28	34
84		Series 1999-17, Class C, 6.350%, 04/25/29	94
340		Series 1999-18, Class Z, 5.500%, 04/18/29	382
71		Series 1999-38, Class SK, IF, IO, 7.865%, 08/25/23	7
42		Series 1999-52, Class NS, HB, IF, 22.863%, 10/25/23	66
120		Series 1999-62, Class PB, 7.500%, 12/18/29	138
380		Series 2000-2, Class ZE, 7.500%, 02/25/30	437
236		Series 2000-20, Class SA, IF, IO, 8.915%, 07/25/30	63

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
29		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	6
120		Series 2001-4, Class PC, 7.000%, 03/25/21	131
78		Series 2001-7, Class PF, 7.000%, 03/25/31	90
–	(h)	Series 2001-7, Class PR, 6.000%, 03/25/16	—	(h)
236		Series 2001-30, Class PM, 7.000%, 07/25/31	271
269		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	40
236		Series 2001-36, Class DE, 7.000%, 08/25/31	276
559		Series 2001-44, Class MY, 7.000%, 09/25/31	644
87		Series 2001-44, Class PD, 7.000%, 09/25/31	99
104		Series 2001-44, Class PU, 7.000%, 09/25/31	120
835		Series 2001-48, Class Z, 6.500%, 09/25/21	930
62		Series 2001-49, Class Z, 6.500%, 09/25/31	71
74		Series 2001-52, Class KB, 6.500%, 10/25/31	84
19		Series 2001-52, Class XN, 6.500%, 11/25/15	19
832		Series 2001-61, Class Z, 7.000%, 11/25/31	946
29		Series 2001-71, Class MB, 6.000%, 12/25/16	30
57		Series 2001-71, Class QE, 6.000%, 12/25/16	58
29		Series 2001-72, Class SX, IF, 17.036%, 12/25/31	37
100		Series 2001-74, Class MB, 6.000%, 12/25/16	103
70		Series 2002-1, Class HC, 6.500%, 02/25/22	79
102		Series 2002-1, Class SA, HB, IF, 24.587%, 02/25/32	185
60		Series 2002-1, Class UD, HB, IF, 23.853%, 12/25/23	94
94		Series 2002-2, Class UC, 6.000%, 02/25/17	97
185		Series 2002-3, Class OG, 6.000%, 02/25/17	189
44		Series 2002-7, Class OG, 6.000%, 03/25/17	46
112		Series 2002-7, Class TG, 6.000%, 03/25/17	115
54		Series 2002-10, Class SB, IF, 18.757%, 03/25/17	60
883		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	44
14		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	18
44		Series 2002-19, Class PE, 6.000%, 04/25/17	45
26		Series 2002-21, Class LO, PO, 04/25/32	25
254		Series 2002-21, Class PE, 6.500%, 04/25/32	285
143		Series 2002-24, Class AJ, 6.000%, 04/25/17	148
57		Series 2002-25, Class SG, IF, 18.877%, 05/25/17	65
651		Series 2002-28, Class PK, 6.500%, 05/25/32	730
149		Series 2002-37, Class Z, 6.500%, 06/25/32	172
109		Series 2002-42, Class C, 6.000%, 07/25/17	113
904		Series 2002-48, Class GH, 6.500%, 08/25/32	1,053
235		Series 2002-62, Class ZE, 5.500%, 11/25/17	245
66		Series 2002-63, Class KC, 5.000%, 10/25/17	68
148		Series 2002-77, Class S, IF, 14.145%, 12/25/32	199
507		Series 2002-83, Class CS, 6.881%, 08/25/23	566
416		Series 2002-94, Class BK, 5.500%, 01/25/18	428
260		Series 2003-3, Class HJ, 5.000%, 02/25/18	271
2,773		Series 2003-22, Class UD, 4.000%, 04/25/33	2,926
932		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	166
611		Series 2003-34, Class AX, 6.000%, 05/25/33	702
1,516		Series 2003-34, Class ED, 6.000%, 05/25/33	1,721
37		Series 2003-35, Class UC, 3.750%, 05/25/33	39
105		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	21
970		Series 2003-39, Class LW, 5.500%, 05/25/23	1,057
726		Series 2003-41, Class PE, 5.500%, 05/25/23	787
213		Series 2003-42, Class GB, 4.000%, 05/25/33	228
390		Series 2003-47, Class PE, 5.750%, 06/25/33	444
154		Series 2003-52, Class SX, HB, IF, 22.396%, 10/25/31	229
115		Series 2003-64, Class SX, IF, 13.299%, 07/25/33	141
534		Series 2003-71, Class DS, IF, 7.226%, 08/25/33	573

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
949	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	176
85	Series 2003-74, Class SH, IF, 9.837%, 08/25/33	103
235	Series 2003-76, Class GQ, 4.500%, 08/25/18	245
497	Series 2003-80, Class SY, IF, IO, 7.465%, 06/25/23	32
414	Series 2003-81, Class LC, 4.500%, 09/25/18	433
1,001	Series 2003-83, Class PG, 5.000%, 06/25/23	1,057
218	Series 2003-91, Class SD, IF, 12.192%, 09/25/33	268
1,274	Series 2003-116, Class SB, IF, IO, 7.415%, 11/25/33	321
250	Series 2003-128, Class NG, 4.000%, 01/25/19	260
79	Series 2003-130, Class SX, IF, 11.243%, 01/25/34	95
113	Series 2003-132, Class OA, PO, 08/25/33	101
1,199	Series 2004-4, Class QI, IF, IO, 6.915%, 06/25/33	148
113	Series 2004-4, Class QM, IF, 13.831%, 06/25/33	139
521	Series 2004-10, Class SC, HB, IF, 27.861%, 02/25/34	705
445	Series 2004-25, Class PC, 5.500%, 01/25/34	470
878	Series 2004-25, Class SA, IF, 19.017%, 04/25/34	1,287
1,459	Series 2004-27, Class HB, 4.000%, 05/25/19	1,510
305	Series 2004-36, Class PC, 5.500%, 02/25/34	322
1,188	Series 2004-36, Class SA, IF, 19.017%, 05/25/34	1,685
350	Series 2004-36, Class SN, IF, 13.831%, 07/25/33	405
606	Series 2004-37, Class AG, 4.500%, 11/25/32	615
471	Series 2004-46, Class QB, HB, IF, 23.261%, 05/25/34	709
1,490	Series 2004-46, Class SK, IF, 15.992%, 05/25/34	1,970
239	Series 2004-51, Class SY, IF, 13.871%, 07/25/34	318
273	Series 2004-53, Class NC, 5.500%, 07/25/24	301
336	Series 2004-59, Class BG, PO, 12/25/32	318
754	Series 2004-61, Class FH, VAR, 0.985%, 11/25/32	773
100	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	125
173	Series 2004-76, Class CL, 4.000%, 10/25/19	179
428	Series 2004-79, Class SP, IF, 19.292%, 11/25/34	582
78	Series 2004-81, Class AC, 4.000%, 11/25/19	81
78	Series 2005-52, Class PA, 6.500%, 06/25/35	83
1,276	Series 2005-56, Class S, IF, IO, 6.525%, 07/25/35	228
303	Series 2005-66, Class SG, IF, 16.913%, 07/25/35	408
536	Series 2005-68, Class BC, 5.250%, 06/25/35	579
1,390	Series 2005-68, Class PG, 5.500%, 08/25/35	1,545
725	Series 2005-68, Class UC, 5.000%, 06/25/35	770
578	Series 2005-74, Class CS, IF, 19.512%, 05/25/35	803
4,807	Series 2005-84, Class XM, 5.750%, 10/25/35	5,230
2,035	Series 2005-109, Class PC, 6.000%, 12/25/35	2,271
6,055	Series 2005-110, Class GK, 5.500%, 08/25/34	6,356
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,937
1,558	Series 2005-110, Class MN, 5.500%, 06/25/35	1,656
277	Series 2005-116, Class PB, 6.000%, 04/25/34	285
128	Series 2006-15, Class OT, PO, 01/25/36	126
426	Series 2006-16, Class OA, PO, 03/25/36	397
608	Series 2006-22, Class AO, PO, 04/25/36	537
183	Series 2006-23, Class KO, PO, 04/25/36	169
1,702	Series 2006-39, Class WC, 5.500%, 01/25/36	1,845
91	Series 2006-42, Class CF, VAR, 0.635%, 06/25/36	92
944	Series 2006-44, Class GO, PO, 06/25/36	901
2,188	Series 2006-44, Class P, PO, 12/25/33	1,919
1,372	Series 2006-46, Class UC, 5.500%, 12/25/35	1,496
1,402	Series 2006-53, Class US, IF, IO, 6.395%, 06/25/36	249
1,301	Series 2006-56, Class FC, VAR, 0.475%, 07/25/36	1,308
1,314	Series 2006-56, Class PF, VAR, 0.535%, 07/25/36	1,322
736	Series 2006-56, Class PO, PO, 07/25/36	708
854	Series 2006-58, Class AP, PO, 07/25/36	832
107	Series 2006-58, Class FL, VAR, 0.645%, 07/25/36	108

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
431	Series 2006-58, Class PO, PO, 07/25/36	404
483	Series 2006-59, Class QO, PO, 01/25/33	484
3,565	Series 2006-60, Class DZ, 6.500%, 07/25/36	4,361
638	Series 2006-65, Class QO, PO, 07/25/36	618
145	Series 2006-72, Class TO, PO, 08/25/36	141
2,618	Series 2006-77, Class PC, 6.500%, 08/25/36	2,987
529	Series 2006-79, Class DO, PO, 08/25/36	504
451	Series 2006-90, Class AO, PO, 09/25/36	413
183	Series 2006-109, Class PO, PO, 11/25/36	178
1,353	Series 2006-110, Class PO, PO, 11/25/36	1,188
121	Series 2006-111, Class EO, PO, 11/25/36	116
774	Series 2006-118, Class A2, VAR, 0.242%, 12/25/36	773
140	Series 2006-119, Class PO, PO, 12/25/36	131
2,314	Series 2006-124, Class HB, VAR, 5.962%, 11/25/36	2,355
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,084
783	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	158
785	Series 2007-7, Class SG, IF, IO, 6.315%, 08/25/36	152
2,015	Series 2007-14, Class ES, IF, IO, 6.255%, 03/25/37	310
189	Series 2007-15, Class NO, PO, 03/25/22	188
659	Series 2007-16, Class FC, VAR, 0.935%, 03/25/37	680
215	Series 2007-42, Class AO, PO, 05/25/37	210
290	Series 2007-48, Class PO, PO, 05/25/37	279
841	Series 2007-54, Class FA, VAR, 0.585%, 06/25/37	847
4,566	Series 2007-60, Class AX, IF, IO, 6.965%, 07/25/37	773
208	Series 2007-77, Class FG, VAR, 0.685%, 03/25/37	210
1,400	Series 2007-81, Class GE, 6.000%, 08/25/37	1,594
728	Series 2007-84, Class PG, 6.000%, 12/25/36	751
3,076	Series 2007-88, Class VI, IF, IO, 6.355%, 09/25/37	482
2,125	Series 2007-91, Class ES, IF, IO, 6.275%, 10/25/37	327
1,481	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	222
2,239	Series 2007-101, Class A2, VAR, 0.463%, 06/27/36	2,237
533	Series 2007-106, Class A7, VAR, 6.139%, 10/25/37	595
4,594	Series 2007-114, Class A6, VAR, 0.385%, 10/27/37	4,538
1,977	Series 2007-116, Class HI, IO, VAR, 1.505%, 01/25/38	136
14	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	—	(h)
1,077	Series 2008-1, Class BI, IF, IO, 5.725%, 02/25/38	135
756	Series 2008-10, Class XI, IF, IO, 6.045%, 03/25/38	83
403	Series 2008-16, Class IS, IF, IO, 6.015%, 03/25/38	66
477	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	27
521	Series 2008-24, Class DY, 5.000%, 04/25/23	547
435	Series 2008-27, Class SN, IF, IO, 6.715%, 04/25/38	65
230	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	11
355	Series 2008-42, Class AO, PO, 09/25/36	350
37	Series 2008-44, Class PO, PO, 05/25/38	35
548	Series 2008-47, Class SI, IF, IO, 6.315%, 06/25/23	57
602	Series 2008-53, Class CI, IF, IO, 7.015%, 07/25/38	103
248	Series 2008-76, Class GF, VAR, 0.835%, 09/25/23	250
1,634	Series 2008-80, Class SA, IF, IO, 5.665%, 09/25/38	203
1,045	Series 2008-81, Class SB, IF, IO, 5.665%, 09/25/38	142
1,323	Series 2009-6, Class GS, IF, IO, 6.365%, 02/25/39	274
599	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	48
521	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	36
2,462	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	475
1,052	Series 2009-60, Class HT, 6.000%, 08/25/39	1,199
729	Series 2009-62, Class HJ, 6.000%, 05/25/39	822
1,048	Series 2009-70, Class CO, PO, 01/25/37	950
626	Series 2009-99, Class SC, IF, IO, 5.995%, 12/25/39	79
960	Series 2009-103, Class MB, VAR, 2.358%, 12/25/39	1,002
971	Series 2010-45, Class BD, 4.500%, 11/25/38	1,015

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,225		Series 2010-49, Class SC, IF, 12.291%, 03/25/40	1,484
765		Series 2010-64, Class DM, 5.000%, 06/25/40	847
929		Series 2010-71, Class HJ, 5.500%, 07/25/40	1,061
1,786		Series 2010-133, Class A, 5.500%, 05/25/38	1,914
2,783		Series 2010-147, Class SA, IF, IO, 6.345%, 01/25/41	632
959		Series 2010-148, Class MA, 4.000%, 02/25/39	1,006
933		Series 2011-2, Class WA, VAR, 5.817%, 02/25/51	1,029
1,481		Series 2011-22, Class MA, 6.500%, 04/25/38	1,659
3,102		Series 2011-30, Class LS, IO, VAR, 1.833%, 04/25/41	219
2,500		Series 2011-31, Class DB, 3.500%, 04/25/31	2,680
7,500		Series 2011-44, Class EB, 3.000%, 05/25/26	7,795
706		Series 2011-75, Class FA, VAR, 0.735%, 08/25/41	716
1,470		Series 2011-118, Class MT, 7.000%, 11/25/41	1,741
1,973		Series 2011-130, Class CA, 6.000%, 12/25/41	2,263
1,212		Series 2012-14, Class FB, VAR, 0.635%, 08/25/37	1,218
6,897		Series 2012-47, Class HF, VAR, 0.585%, 05/25/27	6,950
3,000		Series 2012-66, Class CB, 3.000%, 06/25/32	2,853
5,140		Series 2012-99, Class AE, 2.500%, 05/25/39	5,166
3,278		Series 2012-108, Class F, VAR, 0.685%, 10/25/42	3,317
4,073		Series 2012-137, Class CF, VAR, 0.485%, 08/25/41	4,060
2,000		Series 2013-81, Class TA, 3.000%, 02/25/43	1,928
1,694		Series 2013-90, Class PM, 3.500%, 09/25/43	1,773
2,258		Series 2013-92, Class PO, PO, 09/25/43	1,802
3,349		Series 2013-101, Class AE, 3.000%, 10/25/33	3,412
3,431		Series 2013-101, Class DO, PO, 10/25/43	2,715
3,000		Series 2013-101, Class E, 3.000%, 10/25/33	3,003
3,500		Series 2013-103, Class VG, 3.000%, 03/25/30	3,405
4,000		Series 2013-108, Class GU, 3.000%, 10/25/33	3,898
4,503		Series 2013-128, Class PO, PO, 12/25/43	3,632
–	(h)	Series G-17, Class S, HB, VAR, 1,061.868%, 06/25/21	3
15		Series G-28, Class S, IF, 14.915%, 09/25/21	18
21		Series G-35, Class M, 8.750%, 10/25/21	23
6		Series G-51, Class SA, HB, IF, 25.251%, 12/25/21	9
–	(h)	Series G92-27, Class SQ, HB, IF, 11,820.374%, 05/25/22	—	(h)
107		Series G92-35, Class E, 7.500%, 07/25/22	119
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	1
13		Series G92-42, Class Z, 7.000%, 07/25/22	14
188		Series G92-44, Class ZQ, 8.000%, 07/25/22	198
17		Series G92-52, Class FD, VAR, 0.205%, 09/25/22	17
113		Series G92-54, Class ZQ, 7.500%, 09/25/22	124
16		Series G92-59, Class F, VAR, 1.387%, 10/25/22	16
34		Series G92-61, Class Z, 7.000%, 10/25/22	38
22		Series G92-62, Class B, PO, 10/25/22	22
112		Series G93-1, Class KA, 7.900%, 01/25/23	128
26		Series G93-5, Class Z, 6.500%, 02/25/23	29
34		Series G93-14, Class J, 6.500%, 03/25/23	37
78		Series G93-17, Class SI, IF, 6.000%, 04/25/23	89
70		Series G93-27, Class FD, VAR, 1.065%, 08/25/23	71
16		Series G93-37, Class H, PO, 09/25/23	16
32		Series G95-1, Class C, 8.800%, 01/25/25	37
		Federal National Mortgage Association REMIC Trust,
817		Series 2003-W1, Class 1A1, VAR, 5.802%, 12/25/42	915
326		Series 2003-W1, Class 2A, VAR, 6.488%, 12/25/42	381
108		Series 2003-W4, Class 2A, VAR, 6.362%, 10/25/42	126
46		Series 2007-W7, Class 1A4, HB, IF, 38.072%, 07/25/37	73
1,836		Series 2009-W1, Class A, 6.000%, 12/25/49	2,128
		Federal National Mortgage Association STRIPS,
1		Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
–	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
10		Series 218, Class 2, IO, 7.500%, 04/25/23	2
11		Series 265, Class 2, 9.000%, 03/25/24	13
123		Series 329, Class 1, PO, 01/25/33	117
273		Series 339, Class 18, IO, 4.500%, 07/25/18	14
386		Series 339, Class 21, IO, 4.500%, 08/25/18	17
191		Series 339, Class 28, IO, 5.500%, 08/25/18	10
172		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	34
581		Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	115
474		Series 355, Class 11, IO, 6.000%, 07/25/34	104
169		Series 355, Class 31, IO, VAR, 4.500%, 12/25/18	9
829		Series 365, Class 8, IO, 5.500%, 05/25/36	179
91		Series 368, Class 3, IO, 4.500%, 11/25/20	5
422		Series 374, Class 5, IO, 5.500%, 08/25/36	91
212		Series 383, Class 32, IO, 6.000%, 01/25/38	43
559		Series 383, Class 33, IO, 6.000%, 01/25/38	114
148		Series 393, Class 6, IO, 5.500%, 04/25/37	27
		Federal National Mortgage Association Trust,
223		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	262
855		Series 2004-W15, Class 2AF, VAR, 0.435%, 08/25/44	850
600		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	704
2,218		Series 2005-W3, Class 2AF, VAR, 0.405%, 03/25/45	2,223
771		Series 2006-W2, Class 1AF1, VAR, 0.405%, 02/25/46	770
		Government National Mortgage Association,
1,184		Series 1994-7, Class PQ, 6.500%, 10/16/24	1,353
827		Series 1999-4, Class ZB, 6.000%, 02/20/29	934
83		Series 1999-30, Class S, IF, IO, 8.417%, 08/16/29	26
179		Series 1999-40, Class ZW, 7.500%, 11/20/29	209
121		Series 2000-9, Class Z, 8.000%, 06/20/30	145
1,110		Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,324
209		Series 2000-12, Class ST, HB, IF, 38.599%, 02/16/30	349
1,530		Series 2000-21, Class Z, 9.000%, 03/16/30	1,879
237		Series 2000-31, Class Z, 9.000%, 10/20/30	275
138		Series 2000-35, Class ZA, 9.000%, 11/20/30	148
14		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
71		Series 2001-6, Class SD, IF, IO, 8.367%, 03/16/31	25
163		Series 2001-35, Class SA, IF, IO, 8.067%, 08/16/31	55
142		Series 2001-36, Class S, IF, IO, 7.867%, 08/16/31	44
180		Series 2002-3, Class SP, IF, IO, 7.207%, 01/16/32	50
705		Series 2002-24, Class AG, IF, IO, 7.767%, 04/16/32	165
63		Series 2002-24, Class SB, IF, 11.650%, 04/16/32	85
1,462		Series 2002-31, Class SE, IF, IO, 7.317%, 04/16/30	296
431		Series 2002-40, Class UK, 6.500%, 06/20/32	509
23		Series 2002-41, Class SV, IF, 9.000%, 06/16/32	29
1,651		Series 2002-45, Class QE, 6.500%, 06/20/32	1,962
556		Series 2002-47, Class PG, 6.500%, 07/16/32	659
1,059		Series 2002-47, Class ZA, 6.500%, 07/20/32	1,254
906		Series 2002-52, Class GH, 6.500%, 07/20/32	1,080
317		Series 2002-70, Class PS, IF, IO, 7.516%, 08/20/32	22
949		Series 2002-75, Class PB, 6.000%, 11/20/32	1,129
716		Series 2003-11, Class SK, IF, IO, 7.517%, 02/16/33	157
306		Series 2003-12, Class SP, IF, IO, 7.516%, 02/20/33	83
64		Series 2003-24, Class PO, PO, 03/16/33	54
1,319		Series 2003-40, Class TJ, 6.500%, 03/20/33	1,542
753		Series 2003-46, Class MG, 6.500%, 05/20/33	880
809		Series 2003-46, Class TC, 6.500%, 03/20/33	923
280		Series 2003-52, Class AP, PO, 06/16/33	264
1,487		Series 2003-58, Class BE, 6.500%, 01/20/33	1,698

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
83	Series 2003-90, Class PO, PO, 10/20/33	80
989	Series 2003-112, Class SA, IF, IO, 6.367%, 12/16/33	221
595	Series 2003-112, Class TS, IF, IO, 6.766%, 10/20/32	28
2,730	Series 2004-11, Class SW, IF, IO, 5.316%, 02/20/34	386
5	Series 2004-15, Class SA, IF, 19.157%, 12/20/32	5
382	Series 2004-28, Class S, IF, 19.158%, 04/16/34	543
139	Series 2004-73, Class AE, IF, 14.477%, 08/17/34	174
1,525	Series 2004-90, Class SI, IF, IO, 5.916%, 10/20/34	242
1,034	Series 2005-3, Class SB, IF, IO, 5.916%, 01/20/35	165
275	Series 2005-35, Class FL, VAR, 0.534%, 03/20/32	276
33	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	1
2,672	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	488
265	Series 2005-68, Class DP, IF, 15.992%, 06/17/35	366
3,709	Series 2005-68, Class KI, IF, IO, 6.116%, 09/20/35	605
465	Series 2005-69, Class SY, IF, IO, 6.566%, 11/20/33	81
490	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	99
244	Series 2006-16, Class OP, PO, 03/20/36	227
672	Series 2006-38, Class SW, IF, IO, 6.316%, 06/20/36	73
805	Series 2006-59, Class SD, IF, IO, 6.516%, 10/20/36	140
1,341	Series 2006-65, Class SA, IF, IO, 6.616%, 11/20/36	249
2,023	Series 2007-17, Class JI, IF, IO, 6.627%, 04/16/37	389
217	Series 2007-17, Class JO, PO, 04/16/37	211
1,200	Series 2007-19, Class SD, IF, IO, 6.016%, 04/20/37	189
1,125	Series 2007-26, Class SC, IF, IO, 6.016%, 05/20/37	161
882	Series 2007-27, Class SA, IF, IO, 6.016%, 05/20/37	126
277	Series 2007-28, Class BO, PO, 05/20/37	264
740	Series 2007-36, Class SE, IF, IO, 6.287%, 06/16/37	116
2,082	Series 2007-40, Class SB, IF, IO, 6.566%, 07/20/37	355
1,266	Series 2007-42, Class SB, IF, IO, 6.566%, 07/20/37	229
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	3,045
878	Series 2007-50, Class AI, IF, IO, 6.591%, 08/20/37	140
126	Series 2007-53, Class SW, IF, 19.653%, 09/20/37	178
592	Series 2007-57, Class PO, PO, 03/20/37	544
616	Series 2007-71, Class SB, IF, IO, 6.516%, 07/20/36	39
657	Series 2007-72, Class US, IF, IO, 6.366%, 11/20/37	103
679	Series 2007-73, Class MI, IF, IO, 5.816%, 11/20/37	90
1,312	Series 2007-76, Class SA, IF, IO, 6.346%, 11/20/37	233
662	Series 2007-79, Class SY, IF, IO, 6.366%, 12/20/37	110
420	Series 2007-81, Class SP, IF, IO, 6.466%, 12/20/37	72
385	Series 2008-2, Class MS, IF, IO, 6.977%, 01/16/38	76
1,283	Series 2008-2, Class NS, IF, IO, 6.357%, 01/16/38	225
738	Series 2008-10, Class S, IF, IO, 5.646%, 02/20/38	112
2	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	—	(h)
522	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	66
1,036	Series 2008-36, Class SH, IF, IO, 6.116%, 04/20/38	173
5,504	Series 2008-40, Class SA, IF, IO, 6.217%, 05/16/38	1,086
999	Series 2008-41, Class SA, IF, IO, 6.156%, 05/20/38	163
628	Series 2008-55, Class SA, IF, IO, 6.016%, 06/20/38	93
174	Series 2008-60, Class PO, PO, 01/20/38	173
69	Series 2008-65, Class ME, 5.750%, 09/20/37	70
330	Series 2008-71, Class SC, IF, IO, 5.816%, 08/20/38	44
751	Series 2008-93, Class AS, IF, IO, 5.516%, 12/20/38	108
997	Series 2009-6, Class SA, IF, IO, 5.917%, 02/16/39	121
655	Series 2009-10, Class SL, IF, IO, 6.317%, 03/16/34	47
1,985	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	352
742	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	159
686	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	141
1,898	Series 2009-22, Class SA, IF, IO, 6.086%, 04/20/39	287

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
539	Series 2009-25, Class SE, IF, IO, 7.416%, 09/20/38	109
448	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	71
454	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	91
785	Series 2009-43, Class SA, IF, IO, 5.766%, 06/20/39	105
614	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	64
1,713	Series 2009-72, Class SM, IF, IO, 6.067%, 08/16/39	278
392	Series 2009-79, Class OK, PO, 11/16/37	353
585	Series 2010-14, Class CO, PO, 08/20/35	545
3,648	Series 2010-31, Class NO, PO, 03/20/40	3,221
436	Series 2010-130, Class CP, 7.000%, 10/16/40	517
3,391	Series 2010-157, Class OP, PO, 12/20/40	2,943
3,846	Series 2010-H17, Class XQ, VAR, 5.262%, 07/20/60	4,190
1,053	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	1,185
2,076	Series 2011-75, Class SM, IF, IO, 6.416%, 05/20/41	437
2,783	Series 2012-61, Class FM, VAR, 0.583%, 05/16/42	2,806
840	Series 2012-141, Class WC, VAR, 3.747%, 01/20/42	885
4,223	Series 2012-H10, Class FA, VAR, 0.728%, 12/20/61	4,240
1,945	Series 2012-H15, Class FA, VAR, 0.628%, 05/20/62	1,952
3,252	Series 2012-H21, Class CF, VAR, 0.878%, 05/20/61	3,274
2,808	Series 2012-H21, Class DF, VAR, 0.828%, 05/20/61	2,815
4,498	Series 2012-H22, Class FD, VAR, 0.648%, 01/20/61	4,512
1,169	Series 2012-H24, Class FA, VAR, 0.628%, 03/20/60	1,173
2,843	Series 2012-H24, Class FG, VAR, 0.608%, 04/20/60	2,849
1,877	Series 2012-H26, Class MA, VAR, 0.728%, 07/20/62	1,886
2,532	Series 2012-H28, Class FA, VAR, 0.758%, 09/20/62	2,535
3,000	Series 2012-H30, Class PA, VAR, 0.628%, 11/20/59	3,010
1,986	Series 2012-H31, Class FD, VAR, 0.518%, 12/20/62	1,977
3,736	Series 2013-54, Class WA, VAR, 4.704%, 11/20/42	4,131
2,893	Series 2013-75, Class WA, VAR, 5.230%, 06/20/40	3,239
1,576	Series 2013-91, Class WA, VAR, 4.512%, 04/20/43	1,695
1,300	Series 2013-116, Class JY, 4.000%, 08/16/43	1,416
3,021	Series 2013-H01, Class FA, 1.650%, 01/20/63	3,020
1,164	Series 2013-H03, Class FA, VAR, 0.478%, 08/20/60	1,165
1,466	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,466
4,522	Series 2013-H05, Class FB, VAR, 0.578%, 02/20/62	4,533
1,799	Series 2013-H07, Class HA, VAR, 0.588%, 03/20/63	1,792
9,812	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,860
1,685	Series 2013-H08, Class FC, VAR, 0.628%, 02/20/63	1,682
1,896	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,893
3,971	Series 2013-H18, Class JA, VAR, 0.778%, 08/20/63	3,996
1,410	Series 2014-188, Class W, VAR, 4.696%, 10/20/41	1,554
1,858	Series 2014-H01, Class FD, VAR, 0.828%, 01/20/64	1,871
1,876	Series 2014-H09, Class TA, VAR, 0.778%, 04/20/64	1,885
6,463	Series 2015-H05, Class FC, VAR, 0.658%, 02/20/65	6,467
10,001	Series 2015-H10, Class FC, VAR, 0.658%, 04/20/65	10,000
7,867	Series 2015-H12, Class FA, VAR, 0.665%, 05/20/65	7,867
	Vendee Mortgage Trust,
431	Series 1994-1, Class 1, VAR, 5.570%, 02/15/24	475
669	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	731
626	Series 1996-1, Class 1Z, 6.750%, 02/15/26	716
497	Series 1996-2, Class 1Z, 6.750%, 06/15/26	574
862	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,016
1,032	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,241
1,995	Series 1999-1, Class 2Z, 6.500%, 01/15/29	2,279
6,215	Series 2003-2, Class Z, 5.000%, 05/15/33	7,085

		612,275

	Non-Agency CMO — 4.9%
	Ajax Mortgage Loan Trust,
2,254	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	2,234

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,620	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e) (i)	2,649
	Alternative Loan Trust,
13,540	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	13,644
1,655	Series 2005-1CB, Class 1A6, IF, IO, 6.915%, 03/25/35	344
4,144	Series 2005-20CB, Class 3A8, IF, IO, 4.565%, 07/25/35	507
7,277	Series 2005-22T1, Class A2, IF, IO, 4.885%, 06/25/35	1,082
4,395	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,259
149	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	121
5,771	Series 2005-37T1, Class A2, IF, IO, 4.865%, 09/25/35	891
3,714	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,389
9,339	Series 2005-54CB, Class 1A2, IF, IO, 4.665%, 11/25/35	1,050
2,323	Series 2005-57CB, Class 3A2, IF, IO, 4.915%, 12/25/35	309
1,430	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,348
4,258	Series 2005-J1, Class 1A4, IF, IO, 4.915%, 02/25/35	410
2,106	Series 2006-26CB, Class A9, 6.500%, 09/25/36	1,844
	American General Mortgage Loan Trust,
142	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	142
1,140	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,163
473	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	496
	ASG Resecuritization Trust,
446	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	441
506	Series 2009-2, Class G60, VAR, 4.369%, 05/24/36 (e)	507
2,350	Series 2009-3, Class A65, VAR, 2.057%, 03/26/37 (e)	2,341
964	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	972
563	Series 2010-2, Class A60, VAR, 1.780%, 01/28/37 (e)	555
695	Series 2011-1, Class 3A50, VAR, 2.564%, 11/28/35 (e)	684
	Banc of America Alternative Loan Trust,
145	Series 2003-2, Class PO, PO, 04/25/33	131
261	Series 2003-11, Class PO, PO, 01/25/34	226
112	Series 2004-6, Class 15PO, PO, 07/25/19	109
1,224	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,152
3,298	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	672
982	Series 2006-4, Class 1A4, 6.000%, 05/25/46	697
	Banc of America Funding Trust,
323	Series 2004-1, Class PO, PO, 03/25/34	264
432	Series 2004-2, Class 30PO, PO, 09/20/34	359
207	Series 2004-C, Class 1A1, VAR, 2.802%, 12/20/34	203
648	Series 2005-6, Class 2A7, 5.500%, 10/25/35	638
454	Series 2005-7, Class 30PO, PO, 11/25/35	367
285	Series 2005-8, Class 30PO, PO, 01/25/36	222
1,163	Series 2005-E, Class 4A1, VAR, 2.694%, 03/20/35	1,160
523	Series 2006-A, Class 3A2, VAR, 2.762%, 02/20/36	422
116	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	116
	Banc of America Mortgage Trust,
82	Series 2003-3, Class 2A1, VAR, 0.735%, 05/25/18	79
66	Series 2003-6, Class 2A1, VAR, 0.635%, 08/25/18	66
26	Series 2003-7, Class A2, 4.750%, 09/25/18	27
128	Series 2003-8, Class APO, PO, 11/25/33	105
630	Series 2004-3, Class 15IO, IO, VAR, 0.000%, 04/25/19	2
51	Series 2004-4, Class APO, PO, 05/25/34	45
796	Series 2004-5, Class 2A2, 5.500%, 06/25/34	811
377	Series 2004-6, Class 2A5, PO, 07/25/34	333
202	Series 2004-6, Class APO, PO, 07/25/34	180
24	Series 2004-8, Class 5PO, PO, 05/25/32	21
28	Series 2004-8, Class XPO, PO, 10/25/34	24
236	Series 2004-A, Class 2A2, VAR, 2.666%, 02/25/34	235
734	Series 2004-J, Class 3A1, VAR, 2.862%, 11/25/34	720
690	Series 2005-10, Class 1A6, 5.500%, 11/25/35	655
1,923	BCAP LLC, Series 2015-RR4, Class 1A1, VAR, 1.181%, 09/11/38 (e)	1,802
	BCAP LLC Trust,
280	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	287

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
379	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	396
558	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	559
24	Series 2010-RR4, Class 12A1, VAR, 0.000%, 07/26/36 (e)	24
425	Series 2010-RR6, Class 22A3, VAR, 5.640%, 06/26/36 (e)	428
224	Series 2010-RR7, Class 16A1, VAR, 0.836%, 02/26/47 (e)	223
147	Series 2010-RR7, Class 1A5, VAR, 2.670%, 04/26/35 (e)	146
1,850	Series 2010-RR7, Class 2A1, VAR, 2.068%, 07/26/45 (e)	1,855
108	Series 2010-RR8, Class 3A3, VAR, 5.061%, 05/26/35 (e)	108
1,500	Series 2010-RR8, Class 3A4, VAR, 5.061%, 05/26/35 (e)	1,424
629	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	636
1,754	Series 2011-RR10, Class 2A1, VAR, 0.968%, 09/26/37 (e)	1,686
1,673	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,700
1,256	Series 2011-RR5, Class 11A3, VAR, 0.331%, 05/28/36 (e)	1,235
954	Series 2012-RR10, Class 3A1, VAR, 0.371%, 05/26/36 (e)	908
857	Series 2012-RR2, Class 1A1, VAR, 0.351%, 08/26/36 (e)	843
835	Series 2012-RR3, Class 2A5, VAR, 2.045%, 05/26/37 (e)	837
	Bear Stearns ARM Trust,
163	Series 2003-7, Class 3A, VAR, 2.424%, 10/25/33	163
658	Series 2004-1, Class 12A1, VAR, 2.745%, 04/25/34	652
117	Series 2004-2, Class 14A, VAR, 2.930%, 05/25/34	116
1,415	Series 2005-5, Class A1, VAR, 2.160%, 08/25/35	1,425
3,507	Series 2006-1, Class A1, VAR, 2.360%, 02/25/36	3,492
	CHL Mortgage Pass-Through Trust,
124	Series 2003-J7, Class 4A3, IF, 9.534%, 08/25/18	129
445	Series 2004-7, Class 2A1, VAR, 2.506%, 06/25/34	435
234	Series 2004-8, Class 2A1, 4.500%, 06/25/19	240
178	Series 2004-HYB1, Class 2A, VAR, 2.512%, 05/20/34	170
680	Series 2004-HYB3, Class 2A, VAR, 2.276%, 06/20/34	646
591	Series 2004-HYB6, Class A3, VAR, 2.419%, 11/20/34	565
212	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	217
1,068	Series 2005-16, Class A23, 5.500%, 09/25/35	998
3,061	Series 2005-22, Class 2A1, VAR, 2.458%, 11/25/35	2,592
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
126	Series 2005-5, Class APO, PO, 08/25/35	111
123	Series 2005-8, Class APO, PO, 11/25/35	99
	Citigroup Mortgage Loan Trust,
1,119	Series 2008-AR4, Class 1A1A, VAR, 2.523%, 11/25/38 (e)	1,121
470	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	489
2,749	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	2,788
3,125	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	3,192
	Citigroup Mortgage Loan Trust, Inc.,
244	Series 2003-1, Class 2A5, 5.250%, 10/25/33	249
126	Series 2003-1, Class 2A6, PO, 10/25/33	113
87	Series 2003-1, Class PO2, PO, 10/25/33	78
95	Series 2003-1, Class PO3, PO, 09/25/33	84
64	Series 2003-UP3, Class A3, 7.000%, 09/25/33	67
146	Series 2003-UST1, Class A1, 5.500%, 12/25/18	147
27	Series 2003-UST1, Class PO1, PO, 12/25/18	25
24	Series 2003-UST1, Class PO3, PO, 12/25/18	23
135	Series 2004-UST1, Class A6, VAR, 2.213%, 08/25/34	130
379	Series 2005-1, Class 2A1A, VAR, 2.619%, 04/25/35	296
457	Series 2005-2, Class 2A11, 5.500%, 05/25/35	476
483	Series 2005-5, Class 1A2, VAR, 2.827%, 08/25/35	356
499	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58	487
	Credit Suisse First Boston Mortgage Securities Corp.,
583	Series 2003-1, Class DB1, VAR, 6.707%, 02/25/33	590
70	Series 2003-17, Class 2A1, 5.000%, 07/25/18	72
277	Series 2003-21, Class 1A4, 5.250%, 09/25/33	286
444	Series 2003-25, Class 1P, PO, 10/25/33	384
23	Series 2004-5, Class 5P, PO, 08/25/19	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,233	Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,272
2,484	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,468
	CSMC,
7,331	Series 2010-11R, Class A6, VAR, 1.186%, 06/28/47 (e)	7,054
675	Series 2011-6R, Class 3A1, VAR, 2.744%, 07/28/36 (e)	678
340	Series 2011-9R, Class A1, VAR, 2.181%, 03/27/46 (e)	340
1,022	Series 2011-16R, Class 7A3, VAR, 3.376%, 12/27/36 (e)	1,029
544	Series 2012-3R, Class 1A1, VAR, 2.254%, 07/27/37 (e)	542
565	CSMC Trust, Series 2010-16, Class A3, VAR, 3.805%, 06/25/50 (e)	569
297	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	298
1	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, PO, 04/25/17	1
	First Horizon Alternative Mortgage Securities Trust,
1,005	Series 2004-AA4, Class A1, VAR, 2.246%, 10/25/34	996
1,412	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,275
2,465	Series 2007-FA4, Class 1A2, IF, IO, 5.465%, 08/25/37	499
	First Horizon Mortgage Pass-Through Trust,
475	Series 2004-AR2, Class 2A1, VAR, 2.747%, 05/25/34	472
1,345	Series 2005-AR1, Class 2A2, VAR, 2.618%, 04/25/35	1,342
	GMACM Mortgage Loan Trust,
499	Series 2003-AR1, Class A4, VAR, 2.881%, 10/19/33	492
253	Series 2004-J5, Class A7, 6.500%, 01/25/35	263
87	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	90
4,134	Series 2005-AR3, Class 3A4, VAR, 2.864%, 06/19/35	4,074
	GSMPS Mortgage Loan Trust,
842	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	881
1,259	Series 2005-RP3, Class 1AF, VAR, 0.535%, 09/25/35 (e)	1,069
951	Series 2005-RP3, Class 1AS, IO, VAR, 4.694%, 09/25/35 (e)	122
4,171	Series 2006-RP2, Class 1AS2, IF, IO, 5.862%, 04/25/36 (e)	514
	GSR Mortgage Loan Trust,
600	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	646
487	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	505
686	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	712
252	Series 2005-4F, Class AP, PO, 05/25/35	227
2,175	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,252
2,810	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	2,531
2,337	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,315
3,363	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	3,301
	Impac CMB Trust,
2,218	Series 2004-7, Class 1A1, VAR, 0.925%, 11/25/34	2,104
276	Series 2005-4, Class 2A1, VAR, 0.485%, 05/25/35	271
	Impac Secured Assets Trust,
610	Series 2006-1, Class 2A1, VAR, 0.535%, 05/25/36	590
525	Series 2006-2, Class 2A1, VAR, 0.535%, 08/25/36	517
13,391	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
	JP Morgan Mortgage Trust,
1,223	Series 2006-A2, Class 4A1, VAR, 2.521%, 08/25/34	1,224
1,604	Series 2006-A2, Class 5A3, VAR, 2.432%, 11/25/33	1,606
277	Series 2006-A3, Class 6A1, VAR, 2.551%, 08/25/34	279
313	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 2.498%, 09/26/36 (e)	315
	Lehman Mortgage Trust,
589	Series 2006-2, Class 1A1, VAR, 5.973%, 04/25/36	549
1,179	Series 2008-2, Class 1A6, 6.000%, 03/25/38	982
628	LVII Resecuritization Trust, Series 2009-3, Class M3, VAR, 5.186%, 11/27/37 (e)	629
	MASTR Adjustable Rate Mortgages Trust,
82	Series 2004-4, Class 2A1, VAR, 1.969%, 05/25/34	73
700	Series 2004-13, Class 2A1, VAR, 2.666%, 04/21/34	705
1,602	Series 2004-13, Class 3A7, VAR, 2.665%, 11/21/34	1,638
379	Series 2004-15, Class 3A1, VAR, 3.133%, 12/25/34	376
	MASTR Alternative Loan Trust,
176	Series 2003-3, Class 1A1, 6.500%, 05/25/33	187

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
507		Series 2003-9, Class 8A1, 6.000%, 01/25/34	513
543		Series 2004-3, Class 2A1, 6.250%, 04/25/34	574
725		Series 2004-4, Class 10A1, 5.000%, 05/25/24	766
428		Series 2004-6, Class 30PO, PO, 07/25/34	336
641		Series 2004-6, Class 7A1, 6.000%, 07/25/34	652
286		Series 2004-7, Class 30PO, PO, 08/25/34	221
867		Series 2004-8, Class 6A1, 5.500%, 09/25/19	894
142		Series 2004-10, Class 1A1, 4.500%, 09/25/19	144
		MASTR Asset Securitization Trust,
35		Series 2003-2, Class 2A1, 4.500%, 03/25/18	35
14		Series 2003-3, Class 4A1, 5.000%, 04/25/18	14
45		Series 2003-4, Class 3A2, 5.000%, 05/25/18	45
98		Series 2003-12, Class 30PO, PO, 12/25/33	88
75		Series 2004-1, Class 30PO, PO, 02/25/34	65
20		Series 2004-4, Class 3A1, 4.500%, 04/25/19	20
36		Series 2004-6, Class 15PO, PO, 07/25/19	36
54		Series 2004-8, Class 1A1, 4.750%, 08/25/19	56
22		Series 2004-8, Class PO, PO, 08/25/19	20
2,435		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.535%, 05/25/35 (e)	1,996
877		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	701
		Merrill Lynch Mortgage Investors Trust,
272		Series 2003-E, Class A1, VAR, 0.805%, 10/25/28	260
2,510		Series 2003-F, Class A1, VAR, 0.825%, 10/25/28	2,449
690		Series 2004-1, Class 2A1, VAR, 2.164%, 12/25/34	692
514		Series 2004-A, Class A1, VAR, 0.645%, 04/25/29	492
19		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	20
570		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.825%, 02/25/35	556
446		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	447
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
168		Series 2003-A1, Class A1, 5.500%, 05/25/33	173
106		Series 2003-A1, Class A2, 6.000%, 05/25/33	109
47		Series 2003-A1, Class A5, 7.000%, 04/25/33	49
5		Series 2003-A1, Class A7, 5.000%, 04/25/18	5
		PaineWebber CMO Trust,
–	(h)	Series H, Class 4, 8.750%, 04/01/18	—	(h)
6		Series P, Class 4, 8.500%, 08/01/19	7
259		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.483%, 05/25/35	262
		RALI Trust,
56		Series 2002-QS16, Class A3, IF, 16.236%, 10/25/17	57
178		Series 2002-QS8, Class A5, 6.250%, 06/25/17	180
4,117		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	4,282
409		Series 2003-QS12, Class A2A, IF, IO, 7.415%, 06/25/18	33
124		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	7
919		Series 2003-QS14, Class A1, 5.000%, 07/25/18	932
289		Series 2003-QS18, Class A1, 5.000%, 09/25/18	294
1,327		Series 2003-QS19, Class A1, 5.750%, 10/25/33	1,397
156		Series 2003-QS3, Class A2, IF, 16.094%, 02/25/18	173
406		Series 2003-QS9, Class A3, IF, IO, 7.365%, 05/25/18	33
1,983		Series 2004-QA6, Class NB2, VAR, 2.975%, 12/26/34	1,643
		RBSSP Resecuritization Trust,
379		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	399
452		Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	461
729		Series 2009-12, Class 1A1, VAR, 5.773%, 11/25/33 (e)	765
499		Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	505
		Residential Asset Securitization Trust,
269		Series 2003-A13, Class A3, 5.500%, 01/25/34	276
18		Series 2003-A14, Class A1, 4.750%, 02/25/19	19
2,677		Series 2005-A2, Class A4, IF, IO, 4.865%, 03/25/35	367

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
736	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	662
	RFMSI Trust,
179	Series 2003-S13, Class A3, 5.500%, 06/25/33	179
66	Series 2003-S14, Class A4, PO, 07/25/18	65
131	Series 2004-S3, Class A1, 4.750%, 03/25/19	131
425	Series 2004-S6, Class 2A6, PO, 06/25/34	364
74	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	75
699	Series 2005-SA4, Class 1A1, VAR, 2.648%, 09/25/35	583
15	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	13
	Salomon Brothers Mortgage Securities VII, Inc.,
267	Series 2003-HYB1, Class A, VAR, 2.494%, 09/25/33	270
12	Series 2003-UP2, Class PO1, PO, 12/25/18	11
	Springleaf Mortgage Loan Trust,
2,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,073
1,822	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	1,826
1,130	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	1,136
589	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	594
455	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	465
267	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	275
1,562	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,560
1,116	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	1,120
900	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	902
634	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	638
2,796	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,802
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,078
729	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	727
2,131	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	2,146
694	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.350%, 06/25/34	690
740	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 0.846%, 10/19/34	707
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
796	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	813
1,440	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,480
	Structured Asset Securities Corp. Trust,
149	Series 2005-6, Class 4A1, 5.000%, 05/25/35	151
213	Series 2005-10, Class 5A9, 5.250%, 12/25/34	213
	Thornburg Mortgage Securities Trust,
421	Series 2003-4, Class A1, VAR, 0.825%, 09/25/43	406
1,053	Series 2004-4, Class 3A, VAR, 1.966%, 12/25/44	1,046
1,833	WaMu Mortgage Pass-Through Certificates, Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,878
	WaMu Mortgage Pass-Through Certificates Trust,
156	Series 2003-AR8, Class A, VAR, 2.382%, 08/25/33	160
2,392	Series 2003-AR9, Class 1A6, VAR, 2.405%, 09/25/33	2,415
338	Series 2003-AR9, Class 2A, VAR, 2.441%, 09/25/33	335
161	Series 2003-S8, Class A6, 4.500%, 09/25/18	163
1,134	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,164
102	Series 2003-S9, Class P, PO, 10/25/33	81
203	Series 2004-AR3, Class A1, VAR, 2.459%, 06/25/34	205
170	Series 2004-AR3, Class A2, VAR, 2.459%, 06/25/34	172
260	Series 2006-AR10, Class 2P, VAR, 2.283%, 09/25/36	229
192	Series 2006-AR12, Class 2P, VAR, 1.850%, 10/25/36	141
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
8,593	Series 2005-2, Class 1A4, IF, IO, 4.865%, 04/25/35	1,299
1,799	Series 2005-2, Class 2A3, IF, IO, 4.815%, 04/25/35	226
2,235	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	462
2,714	Series 2005-4, Class CB7, 5.500%, 06/25/35	2,497
2,162	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	451
645	Series 2005-6, Class 2A4, 5.500%, 08/25/35	619

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
4,131	Series 2005-6, Class 2A9, 5.500%, 08/25/35	3,964
1,236	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,217
	Wells Fargo Mortgage-Backed Securities Trust,
204	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	205
386	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	392
460	Series 2004-EE, Class 2A1, VAR, 2.652%, 12/25/34	463
512	Series 2004-EE, Class 3A1, VAR, 2.525%, 12/25/34	516
2,469	Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	2,477
497	Series 2004-V, Class 1A1, VAR, 2.625%, 10/25/34	501
208	Series 2005-16, Class APO, PO, 01/25/36	164
354	Series 2005-AR16, Class 2A1, VAR, 2.601%, 02/25/34	359
4,313	Series 2005-AR3, Class 1A1, VAR, 2.666%, 03/25/35	4,345
433	Series 2005-AR8, Class 2A1, VAR, 2.608%, 06/25/35	435
514	Series 2006-2, Class APO, PO, 03/25/36	332
260	Series 2006-4, Class 1APO, PO, 04/25/36	218
1,165	Series 2007-7, Class A7, 6.000%, 06/25/37	1,180
337	Series 2007-11, Class A14, 6.000%, 08/25/37	332

		221,238

	Total Collateralized Mortgage Obligations (Cost $788,975)	833,513

Commercial Mortgage-Backed Securities — 3.2%
	A10 Securitization LLC,
286	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	286
316	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	317
2,911	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	2,908
1,293	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	1,290
	A10 Term Asset Financing LLC,
2,790	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	2,806
696	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	701
	ACRE Commercial Mortgage Trust, (Cayman Islands),
610	Series 2014-FL2, Class B, VAR, 2.230%, 08/15/31 (e)	608
710	Series 2014-FL2, Class C, VAR, 2.680%, 08/15/31 (e)	708
400	Series 2014-FL2, Class D, VAR, 3.580%, 08/15/31 (e)	398
	BAMLL Commercial Mortgage Securities Trust,
560	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	569
1,300	Series 2014-520M, Class C, VAR, 4.214%, 08/15/46 (e)	1,290
	Banc of America Commercial Mortgage Trust,
375	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	378
1,982	Series 2006-4, Class A4, 5.634%, 07/10/46	2,043
915	Series 2006-5, Class A4, 5.414%, 09/10/47	943
1,282	Series 2007-5, Class A4, 5.492%, 02/10/51	1,359
1,439	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	1,439
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,521
2,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	2,492
	Bear Stearns Commercial Mortgage Securities Trust,
10,597	Series 2005-PWR8, Class X1, IO, VAR, 0.763%, 06/11/41 (e)	—	(h)
2,908	Series 2006-PW11, Class A4, VAR, 5.430%, 03/11/39	2,961
83,491	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.367%, 12/11/49 (e)	439
900	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 0.986%, 02/15/31 (e)	896
	COBALT CMBS Commercial Mortgage Trust,
498	Series 2006-C1, Class A4, 5.223%, 08/15/48	520
16,007	Series 2006-C1, Class IO, IO, VAR, 0.778%, 08/15/48	171
	COMM Mortgage Trust,
2,948	Series 2012-CR2, Class XA, IO, VAR, 1.892%, 08/15/45	277
3,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	3,871
1,060	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,076
1,400	Series 2014-TWC, Class A, VAR, 1.030%, 02/13/32 (e)	1,398
116	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.122%, 11/17/26 (e)	116

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
300	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.819%, 07/10/38	312
653	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.670%, 03/15/39	665
3,018	CSMC, Series 2014-ICE, Class A, VAR, 1.050%, 04/15/27 (e)	3,009
80	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	80
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, 3.320%, 02/25/23	2,727
10,000	Series K037, Class A2, 3.490%, 01/25/24	10,735
1,000	Series KS01, Class A2, 2.522%, 01/25/23	1,010
2,500	Series KSMC, Class A2, 2.615%, 01/25/23	2,539
2,940	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	2,957
1,356	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,379
488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	496
865	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	872
1,000	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,031
	JP Morgan Chase Commercial Mortgage Securities Trust,
570	Series 2005-CB11, Class AJ, VAR, 5.402%, 08/12/37	570
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	400
990	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,050
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	1,062
	LB-UBS Commercial Mortgage Trust,
852	Series 2006-C1, Class A4, 5.156%, 02/15/31	862
37,521	Series 2006-C7, Class XW, IO, VAR, 0.650%, 11/15/38 (e)	308
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	318
815	Series 2007-C2, Class A3, 5.430%, 02/15/40	865
2,665	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,692
	ML-CFC Commercial Mortgage Trust,
2,887	Series 2006-1, Class A4, VAR, 5.465%, 02/12/39	2,933
22,243	Series 2006-4, Class XC, IO, VAR, 0.607%, 12/12/49 (e)	180
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,113
	Morgan Stanley Capital I Trust,
33,240	Series 2006-IQ12, Class X1, IO, VAR, 0.464%, 12/15/43 (e)	196
64,457	Series 2007-HQ11, Class X, IO, VAR, 0.214%, 02/12/44 (e)	201
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	819
	Morgan Stanley Re-REMIC Trust,
905	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	904
3,018	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	3,016
1,800	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,602
	NCUA Guaranteed Notes Trust,
20,500	Series 2010-C1, Class A2, 2.900%, 10/29/20	21,105
9,077	Series 2010-C1, Class APT, 2.650%, 10/29/20	9,284
	NorthStar, (Cayman Islands),
1,590	Series 2013-1A, Class A, VAR, 2.031%, 08/25/29 (e)	1,592
1,392	Series 2013-1A, Class B, VAR, 5.181%, 08/25/29 (e)	1,406
934	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	934
	RAIT Trust,
1,960	Series 2014-FL3, Class A, VAR, 1.428%, 12/15/31 (e)	1,962
1,986	Series 2014-FL3, Class AS, VAR, 1.978%, 12/15/31 (e)	1,988
736	Series 2014-FL3, Class B, VAR, 2.828%, 12/15/31 (e)	737
1,789	Series 2015-FL4, Class A, VAR, 1.535%, 04/15/18 (e)	1,789
1,500	Series 2015-FL4, Class AS, VAR, 1.935%, 04/15/18 (e)	1,500
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	675
979	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,001
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,343
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,115
10,138	Series 2012-C2, Class XA, IO, VAR, 1.739%, 05/10/63 (e)	736

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	890
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,420
4,000	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	4,272
2,500	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	2,527
761	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	761
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,873
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	846
400	Series 2013-C11, Class D, VAR, 4.181%, 03/15/45 (e)	392

	Total Commercial Mortgage-Backed Securities (Cost $142,674)	145,832

Corporate Bonds — 17.5%
	Consumer Discretionary — 1.3%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	621
675	4.250%, 03/01/21	728
173	4.950%, 07/02/64	173
1,000	5.250%, 12/01/41	1,089

		2,611

	Automobiles — 0.1%
	Daimler Finance North America LLC,
532	1.875%, 01/11/18 (e)	536
305	2.250%, 03/02/20 (e)	303
981	2.375%, 08/01/18 (e)	1,003
739	2.625%, 09/15/16 (e)	754
1,425	2.950%, 01/11/17 (e)	1,465

		4,061

	Internet & Catalog Retail — 0.1%
	Amazon.com, Inc.,
1,448	3.300%, 12/05/21	1,490
1,435	4.800%, 12/05/34	1,486

		2,976

	Media — 0.9%
	21st Century Fox America, Inc.,
100	6.200%, 12/15/34	121
400	6.650%, 11/15/37	508
250	6.900%, 08/15/39	327
1,075	7.300%, 04/30/28	1,364
505	8.000%, 10/17/16	553
430	8.875%, 04/26/23	586
	CBS Corp.,
265	3.375%, 03/01/22	267
475	3.700%, 08/15/24	471
345	4.600%, 01/15/45	318
360	4.900%, 08/15/44	348
140	5.500%, 05/15/33	152
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	357
	Comcast Corp.,
347	3.375%, 08/15/25	352
555	4.200%, 08/15/34	556
1,082	4.250%, 01/15/33	1,094
2,910	5.900%, 03/15/16	3,028
400	6.450%, 03/15/37	506
1,355	6.500%, 11/15/35	1,737
	Cox Communications, Inc.,
446	3.250%, 12/15/22 (e)	438
885	4.800%, 02/01/35 (e)	856
125	8.375%, 03/01/39 (e)	167
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	557
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
775	3.800%, 03/15/22	796
376	3.950%, 01/15/25	380
1,000	4.600%, 02/15/21	1,077
522	5.000%, 03/01/21	575
2,000	6.000%, 08/15/40	2,179
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,086
569	4.950%, 05/15/42	551
1,197	Historic TW, Inc., 9.150%, 02/01/23	1,623
	NBCUniversal Media LLC,
275	2.875%, 01/15/23	273
310	4.375%, 04/01/21	341
800	5.950%, 04/01/41	974

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
515	6.400%, 04/30/40	664
296	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	299
	Thomson Reuters Corp., (Canada),
482	3.850%, 09/29/24	493
1,278	3.950%, 09/30/21	1,362
441	4.500%, 05/23/43	425
325	4.700%, 10/15/19	357
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	347
1,218	5.850%, 05/01/17	1,307
400	6.550%, 05/01/37	432
800	8.250%, 04/01/19	948
300	Time Warner Cos., Inc., 7.570%, 02/01/24	379
	Time Warner Entertainment Co. LP,
160	8.375%, 03/15/23	201
1,250	8.375%, 07/15/33	1,582
	Time Warner, Inc.,
1,700	3.600%, 07/15/25	1,694
555	4.750%, 03/29/21	611
313	5.375%, 10/15/41	333
150	6.200%, 03/15/40	178
172	6.250%, 03/29/41	199
265	6.500%, 11/15/36	321
250	7.625%, 04/15/31	335
171	7.700%, 05/01/32	232
	Viacom, Inc.,
235	2.750%, 12/15/19	238
600	3.125%, 06/15/22	585
67	3.250%, 03/15/23	65
808	3.875%, 12/15/21	833
464	4.375%, 03/15/43	397
250	4.500%, 02/27/42	224
262	4.850%, 12/15/34	253
130	6.250%, 04/30/16	136
333	Walt Disney Co. (The), 0.450%, 12/01/15	333

		40,281

	Multiline Retail — 0.1%
280	Kohl’s Corp., 6.250%, 12/15/17	312
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	507
462	4.375%, 09/01/23	502
526	4.500%, 12/15/34	531
157	5.125%, 01/15/42	170
230	7.450%, 07/15/17	259
455	Nordstrom, Inc., 4.000%, 10/15/21	492
200	Target Corp., 6.000%, 01/15/18	224

		2,997

	Specialty Retail — 0.1%
217	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	222
502	Gap, Inc. (The), 5.950%, 04/12/21	577
	Home Depot, Inc. (The),
620	2.625%, 06/01/22	620
517	4.250%, 04/01/46	520
1,785	5.400%, 03/01/16	1,851
	Lowe’s Cos., Inc.,
739	4.650%, 04/15/42	802
326	5.125%, 11/15/41	377
750	Series B, 7.110%, 05/15/37	1,007

		5,976

	Total Consumer Discretionary	58,902

	Consumer Staples — 0.8%
	Beverages — 0.2%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	664
920	5.750%, 04/01/36	1,093
900	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	937
94	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	113
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	266
510	4.828%, 07/15/20	576
800	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	816
255	Diageo Investment Corp., 8.000%, 09/15/22	338
890	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	892
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	356
	PepsiCo, Inc.,
287	1.250%, 08/13/17	288

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
368	3.000%, 08/25/21	382
59	7.900%, 11/01/18	71
500	VAR, 0.492%, 02/26/16	501
698	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	729

		8,022

	Food & Staples Retailing — 0.3%
858	Costco Wholesale Corp., 2.250%, 02/15/22	850
	CVS Health Corp.,
536	4.000%, 12/05/23	563
322	5.300%, 12/05/43	369
1,020	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,208
	Kroger Co. (The),
900	4.000%, 02/01/24	960
1,100	5.000%, 04/15/42	1,191
2,480	7.500%, 04/01/31	3,301
259	Sysco Corp., 3.000%, 10/02/21	264
1,031	Walgreen Co., 3.100%, 09/15/22	1,022
	Walgreens Boots Alliance, Inc.,
544	3.300%, 11/18/21	550
663	3.800%, 11/18/24	667
386	4.500%, 11/18/34	384
400	4.800%, 11/18/44	396
	Wal-Mart Stores, Inc.,
762	5.250%, 09/01/35	898
255	6.200%, 04/15/38	329
350	7.550%, 02/15/30	513

		13,465

	Food Products — 0.3%
200	Archer-Daniels-Midland Co., 5.935%, 10/01/32	248
1,415	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,728
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	205
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	624
535	4.307%, 05/14/21 (e)	591
850	7.350%, 03/06/19 (e)	1,018
	ConAgra Foods, Inc.,
223	1.300%, 01/25/16	224
227	2.100%, 03/15/18	227
365	Kellogg Co., 1.750%, 05/17/17	369
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22	831
694	5.000%, 06/04/42	718
1,187	6.125%, 08/23/18	1,336
1,793	6.875%, 01/26/39	2,230
1,500	Mondelez International, Inc., 4.000%, 02/01/24	1,597
777	Tyson Foods, Inc., 3.950%, 08/15/24	807

		12,753

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	218
71	7.500%, 11/01/18	85
687	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	841
140	Procter & Gamble Co. (The), 5.500%, 02/01/34	175

		1,319

	Total Consumer Staples	35,559

	Energy — 1.9%
	Energy Equipment & Services — 0.2%
199	Cameron International Corp., 4.000%, 12/15/23	203
348	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	290
175	Ensco plc, (United Kingdom), 5.200%, 03/15/25	180
	Halliburton Co.,
714	3.500%, 08/01/23	738
1,620	7.450%, 09/15/39	2,250
400	Nabors Industries, Inc., 5.000%, 09/15/20	414
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	187
	Noble Holding International Ltd., (Cayman Islands),
115	3.950%, 03/15/22	106
238	4.000%, 03/16/18	245
83	5.250%, 03/15/42	66
300	6.050%, 03/01/41	264
363	6.950%, 04/01/45	353
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	459
	Transocean, Inc., (Cayman Islands),
361	4.300%, 10/15/22	288
648	6.375%, 12/15/21	610

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
513	6.500%, 11/15/20	489
198	7.350%, 12/15/41	171
100	7.500%, 04/15/31	86
	Weatherford International Ltd., (Bermuda),
311	4.500%, 04/15/22	301
113	5.950%, 04/15/42	102
110	6.500%, 08/01/36	104
350	9.875%, 03/01/39	419

		8,325

	Oil, Gas & Consumable Fuels — 1.7%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	193
330	Anadarko Petroleum Corp., 8.700%, 03/15/19	402
	Apache Corp.,
138	3.250%, 04/15/22	139
556	4.750%, 04/15/43	538
500	6.900%, 09/15/18	578
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	260
338	Boardwalk Pipelines LP, 4.950%, 12/15/24	341
	BP Capital Markets plc, (United Kingdom),
92	1.375%, 11/06/17	92
929	1.846%, 05/05/17	943
1,283	2.237%, 05/10/19	1,300
1,182	2.750%, 05/10/23	1,152
451	3.506%, 03/17/25	455
437	3.814%, 02/10/24	455
900	4.742%, 03/11/21	1,015
	Buckeye Partners LP,
500	4.350%, 10/15/24	498
330	4.875%, 02/01/21	345
125	5.850%, 11/15/43	125
200	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	274
	Canadian Natural Resources Ltd., (Canada),
401	3.900%, 02/01/25	405
350	6.250%, 03/15/38	414
1,000	6.750%, 02/01/39	1,248
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	200
356	4.450%, 09/15/42	325
759	6.750%, 11/15/39	901
	Chevron Corp.,
560	2.355%, 12/05/22	545
1,000	4.950%, 03/03/19	1,120
852	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	849
1,789	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,875
230	Conoco Funding Co., (Canada), 7.250%, 10/15/31	309
	ConocoPhillips,
325	5.200%, 05/15/18	360
525	5.750%, 02/01/19	599
150	6.000%, 01/15/20	175
200	6.500%, 02/01/39	258
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,113
	ConocoPhillips Co.,
205	2.200%, 05/15/20	206
571	3.350%, 11/15/24	578
374	3.350%, 05/15/25	378
	Devon Energy Corp.,
750	3.250%, 05/15/22	753
522	4.750%, 05/15/42	521
360	6.300%, 01/15/19	409
533	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	502
	Encana Corp., (Canada),
545	6.500%, 05/15/19	624
150	6.500%, 08/15/34	171
	Energy Transfer Partners LP,
448	3.600%, 02/01/23	436
364	5.150%, 03/15/45	342
925	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	988
	EnLink Midstream Partners LP,
140	2.700%, 04/01/19	140
838	4.150%, 06/01/25	840
	Enterprise Products Operating LLC,
506	3.700%, 02/15/26	509
343	3.750%, 02/15/25	349
475	3.900%, 02/15/24	491

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
486	4.900%, 05/15/46	488
155	4.950%, 10/15/54	152
318	5.100%, 02/15/45	330
	EOG Resources, Inc.,
379	2.625%, 03/15/23	374
600	4.100%, 02/01/21	651
1,000	Exxon Mobil Corp., 2.397%, 03/06/22	998
950	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	918
180	Hess Corp., 7.875%, 10/01/29	234
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	249
1,700	7.875%, 09/15/31	2,289
	Magellan Midstream Partners LP,
353	3.200%, 03/15/25	347
1,127	5.150%, 10/15/43	1,193
250	6.550%, 07/15/19	290
	Marathon Oil Corp.,
902	5.900%, 03/15/18	998
1,620	6.000%, 10/01/17	1,781
578	Marathon Petroleum Corp., 3.625%, 09/15/24	584
314	Noble Energy, Inc., 5.050%, 11/15/44	316
402	Occidental Petroleum Corp., 1.750%, 02/15/17	407
	ONEOK Partners LP,
1,000	3.800%, 03/15/20	1,030
2,000	4.900%, 03/15/25	2,029
350	6.650%, 10/01/36	370
	Petrobras Global Finance B.V., (Netherlands),
841	4.375%, 05/20/23	749
1,020	5.375%, 01/27/21	993
2,622	6.250%, 03/17/24	2,598
110	6.750%, 01/27/41	103
175	7.875%, 03/15/19	187
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	364
1,045	6.800%, 05/15/38	1,352
	Petroleos Mexicanos, (Mexico),
370	4.250%, 01/15/25 (e)	368
974	4.500%, 01/23/26 (e)	971
393	4.875%, 01/18/24	410
492	5.500%, 06/27/44 (e)	479
617	5.625%, 01/23/46 (e)	606
846	6.375%, 01/23/45	918
	Phillips 66,
314	2.950%, 05/01/17	324
182	4.300%, 04/01/22	196
	Plains All American Pipeline LP/PAA Finance Corp.,
323	2.600%, 12/15/19	324
1,000	3.600%, 11/01/24	984
1,480	4.900%, 02/15/45	1,458
831	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	889
	Spectra Energy Capital LLC,
1,500	5.650%, 03/01/20	1,647
500	6.200%, 04/15/18	555
400	8.000%, 10/01/19	480
	Spectra Energy Partners LP,
524	2.950%, 09/25/18	539
452	5.950%, 09/25/43	524
	Statoil ASA, (Norway),
906	1.150%, 05/15/18	903
353	1.200%, 01/17/18	353
406	2.450%, 01/17/23	396
1,071	2.650%, 01/15/24	1,044
313	2.900%, 11/08/20	324
467	3.125%, 08/17/17	487
300	3.150%, 01/23/22	309
456	3.250%, 11/10/24	466
253	4.250%, 11/23/41	257
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	211
250	6.850%, 06/01/39	325
	Sunoco Logistics Partners Operations LP,
259	4.250%, 04/01/24	263
170	5.300%, 04/01/44	164
1,133	5.350%, 05/15/45	1,110

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Talisman Energy, Inc., (Canada),
1,125	5.500%, 05/15/42	1,069
185	5.850%, 02/01/37	184
190	6.250%, 02/01/38	198
850	7.750%, 06/01/19	989
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	527
	Tosco Corp.,
310	7.800%, 01/01/27	417
400	8.125%, 02/15/30	575
124	Total Capital Canada Ltd., (Canada), VAR, 0.655%, 01/15/16	124
	Total Capital International S.A., (France),
135	0.750%, 01/25/16	135
262	1.500%, 02/17/17	265
508	1.550%, 06/28/17	514
233	2.700%, 01/25/23	230
500	2.750%, 06/19/21	509
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,420
370	4.125%, 01/28/21	404
	TransCanada PipeLines Ltd., (Canada),
550	6.200%, 10/15/37	660
340	6.500%, 08/15/18	388
1,100	7.250%, 08/15/38	1,495
74	Western Gas Partners LP, 5.375%, 06/01/21	82

		78,881

	Total Energy	87,206

	Financials — 7.4%
	Banks — 3.1%
	ABN AMRO Bank N.V., (Netherlands),
1,594	1.800%, 06/04/18 (e)	1,593
669	2.500%, 10/30/18 (e)	682
	ANZ New Zealand International Ltd., (New Zealand),
750	2.600%, 09/23/19 (e)	761
550	3.125%, 08/10/15 (e)	553
	Australia & New Zealand Banking Group Ltd., (Australia),
900	1.450%, 05/15/18	899
1,268	2.400%, 11/23/16 (e)	1,293
228	4.875%, 01/12/21 (e)	258
	Bank of America Corp.,
600	2.000%, 01/11/18	604
150	3.300%, 01/11/23	150
520	3.625%, 03/17/16	531
972	4.000%, 04/01/24	1,013
547	4.100%, 07/24/23	574
851	4.250%, 10/22/26	857
2,065	5.000%, 05/13/21	2,300
2,730	5.625%, 10/14/16	2,886
740	5.625%, 07/01/20	846
420	5.750%, 12/01/17	461
400	5.875%, 01/05/21	462
2,996	6.400%, 08/28/17	3,300
1,564	6.875%, 04/25/18	1,781
875	7.625%, 06/01/19	1,049
1,510	7.800%, 09/15/16	1,630
900	Series L, 2.250%, 04/21/20	890
1,500	Series L, 2.650%, 04/01/19	1,527
921	Series L, 3.950%, 04/21/25	913
645	Series L, 5.650%, 05/01/18	711
	Bank of Montreal, (Canada),
1,666	1.400%, 09/11/17	1,674
1,106	2.550%, 11/06/22	1,094
	Bank of Nova Scotia (The), (Canada),
1,034	1.650%, 10/29/15 (e)	1,039
2,000	2.550%, 01/12/17	2,048
1,275	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	1,297
1,600	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	1,611
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	282
800	2.500%, 09/21/15 (e)	805
324	3.750%, 05/15/24	335
1,000	6.050%, 12/04/17 (e)	1,092
310	Series 1, 5.000%, 09/22/16	326
508	Barclays plc, (United Kingdom), 3.650%, 03/16/25	497
	BB&T Corp.,
750	3.950%, 04/29/16	772

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
740	5.250%, 11/01/19	819
380	6.850%, 04/30/19	448
632	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	638
695	Branch Banking & Trust Co., 5.625%, 09/15/16	735
	Canadian Imperial Bank of Commerce, (Canada),
226	0.900%, 10/01/15	226
4,000	2.600%, 07/02/15 (e)	4,008
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,642
	Citigroup, Inc.,
1,000	1.700%, 04/27/18	995
507	1.800%, 02/05/18	507
800	1.850%, 11/24/17	805
500	2.400%, 02/18/20	499
423	3.375%, 03/01/23	431
871	3.750%, 06/16/24	898
433	3.875%, 10/25/23	451
1,200	4.300%, 11/20/26	1,217
500	4.450%, 01/10/17	524
250	5.300%, 05/06/44	271
298	5.375%, 08/09/20	337
865	5.500%, 09/13/25	964
321	5.875%, 01/30/42	389
2,154	6.000%, 08/15/17	2,357
475	6.125%, 11/21/17	525
250	6.625%, 01/15/28	316
400	8.125%, 07/15/39	603
1,409	8.500%, 05/22/19	1,738
	Comerica, Inc.,
260	3.000%, 09/16/15	262
148	3.800%, 07/22/26	147
1,080	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	1,104
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
143	2.125%, 10/13/15	144
1,000	2.250%, 01/14/20	1,007
455	3.375%, 01/19/17	472
789	3.875%, 02/08/22	840
500	5.800%, 09/30/10 (e) ††	560
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
250	2.750%, 03/26/20 (e)	250
340	3.750%, 03/26/25 (e)	336
484	4.875%, 05/15/45 (e)	490
	Discover Bank,
1,000	3.200%, 08/09/21	998
601	4.200%, 08/08/23	618
2,011	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	2,023
	Fifth Third Bancorp,
70	2.300%, 03/01/19	71
760	5.450%, 01/15/17	809
	Fifth Third Bank,
600	2.375%, 04/25/19	608
340	2.875%, 10/01/21	341
	HSBC Bank plc, (United Kingdom),
1,438	1.500%, 05/15/18 (e)	1,433
666	4.125%, 08/12/20 (e)	725
575	4.750%, 01/19/21 (e)	643
	HSBC Holdings plc, (United Kingdom),
500	4.000%, 03/30/22	536
530	4.875%, 01/14/22	593
556	5.100%, 04/05/21	630
600	6.100%, 01/14/42	768
680	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	686
729	KeyBank N.A., 3.180%, 05/22/22	742
300	KeyCorp, 5.100%, 03/24/21	338
651	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	653
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,357
	Mizuho Bank Ltd., (Japan),
393	1.800%, 03/26/18 (e)	394
623	2.650%, 09/25/19 (e)	635
270	MUFG Americas Holdings Corp., 2.250%, 02/10/20	269
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,527
750	2.750%, 09/28/15 (e)	755

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,000	3.000%, 07/27/16 (e)	1,025
250	National City Bank, 5.800%, 06/07/17	271
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	1,001
1,800	3.125%, 03/20/17 (e)	1,862
945	4.875%, 05/13/21 (e)	1,034
400	PNC Bank N.A., 6.875%, 04/01/18	455
182	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	189
	PNC Funding Corp.,
709	3.300%, 03/08/22	734
567	4.375%, 08/11/20	626
970	5.250%, 11/15/15	989
950	5.625%, 02/01/17	1,016
595	6.700%, 06/10/19	701
	Royal Bank of Canada, (Canada),
985	1.200%, 09/19/17	985
1,450	1.875%, 02/05/20	1,446
1,789	2.000%, 10/01/18	1,818
1,000	2.200%, 07/27/18	1,020
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	403
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	920
1,148	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	1,154
1,300	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,404
880	SunTrust Banks, Inc., 6.000%, 09/11/17	968
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,448
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,371
1,140	2.200%, 07/29/15 (e)	1,143
521	2.250%, 11/05/19	528
	U.S. Bancorp,
550	1.650%, 05/15/17	557
675	2.450%, 07/27/15	677
540	3.000%, 03/15/22	552
566	4.125%, 05/24/21	622
1,277	7.500%, 06/01/26	1,700
896	U.S. Bank N.A., 2.800%, 01/27/25	882
4,780	Wachovia Corp., 5.750%, 02/01/18	5,312
	Wells Fargo & Co.,
1,826	2.625%, 12/15/16	1,871
453	3.000%, 02/19/25	444
850	3.500%, 03/08/22	892
484	4.100%, 06/03/26	499
702	4.480%, 01/16/24	755
500	4.600%, 04/01/21	557
920	4.650%, 11/04/44	925
1,280	5.606%, 01/15/44	1,453
2,350	5.625%, 12/11/17	2,597
1,045	SUB, 3.676%, 06/15/16	1,077
1,200	Series N, 2.150%, 01/30/20	1,200
	Wells Fargo Bank N.A.,
1,000	5.600%, 03/15/16	1,040
250	5.750%, 05/16/16	262
250	6.000%, 11/15/17	277
	Westpac Banking Corp., (Australia),
338	2.000%, 03/03/20 (e)	339
2,141	4.875%, 11/19/19	2,405

		140,909

	Capital Markets — 1.5%
1,500	Ameriprise Financial, Inc., 4.000%, 10/15/23	1,604
	Bank of New York Mellon Corp. (The),
1,789	2.400%, 01/17/17	1,831
700	3.250%, 09/11/24	711
413	3.550%, 09/23/21	437
950	3.650%, 02/04/24	1,000
760	4.600%, 01/15/20	843
900	Series 1, 2.950%, 06/18/15	901
	BlackRock, Inc.,
660	3.375%, 06/01/22	692
540	3.500%, 03/18/24	562
385	6.250%, 09/15/17	428
867	Series 2, 5.000%, 12/10/19	979
	Blackstone Holdings Finance Co. LLC,
429	4.450%, 07/15/45 (e)	410
1,940	5.875%, 03/15/21 (e)	2,249

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
340	Charles Schwab Corp. (The), 3.225%, 09/01/22	347
	Credit Suisse, (Switzerland),
417	1.750%, 01/29/18	417
728	2.300%, 05/28/19	733
271	3.000%, 10/29/21	273
402	3.625%, 09/09/24	409
	Deutsche Bank AG, (Germany),
591	1.875%, 02/13/18	592
805	6.000%, 09/01/17	882
500	FMR LLC, 6.450%, 11/15/39 (e)	634
	Goldman Sachs Group, Inc. (The),
952	2.600%, 04/23/20	957
545	2.625%, 01/31/19	556
764	2.900%, 07/19/18	787
557	3.500%, 01/23/25	551
3,060	3.625%, 02/07/16	3,117
492	3.700%, 08/01/15	494
525	3.750%, 05/22/25	530
800	4.000%, 03/03/24	826
848	5.250%, 07/27/21	957
1,366	5.375%, 03/15/20	1,535
1,200	5.750%, 01/24/22	1,384
4,310	5.950%, 01/18/18	4,764
420	6.150%, 04/01/18	469
685	6.750%, 10/01/37	841
2,678	7.500%, 02/15/19	3,173
949	Series D, 6.000%, 06/15/20	1,095
	ING Bank N.V., (Netherlands),
500	1.375%, 03/07/16 (e)	502
216	2.000%, 09/25/15 (e)	217
1,445	3.750%, 03/07/17 (e)	1,507
657	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	692
	Jefferies Group LLC,
450	3.875%, 11/09/15	454
1,015	5.125%, 04/13/18	1,081
1,010	6.450%, 06/08/27	1,074
880	6.875%, 04/15/21	1,015
	Macquarie Bank Ltd., (Australia),
373	2.000%, 08/15/16 (e)	377
291	2.600%, 06/24/19 (e)	295
2,847	5.000%, 02/22/17 (e)	3,024
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,363
1,650	6.250%, 01/14/21 (e)	1,901
	Morgan Stanley,
179	1.750%, 02/25/16	180
500	2.650%, 01/27/20	505
1,250	3.700%, 10/23/24	1,274
703	3.950%, 04/23/27	687
625	4.000%, 07/24/15	628
480	4.350%, 09/08/26	488
871	5.000%, 11/24/25	941
1,000	5.450%, 01/09/17	1,063
1,021	5.500%, 07/24/20	1,161
380	5.500%, 07/28/21	435
1,265	5.625%, 09/23/19	1,431
360	5.750%, 01/25/21	416
400	6.625%, 04/01/18	453
970	7.300%, 05/13/19	1,150
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,070
547	6.700%, 03/04/20	650
	State Street Corp.,
369	3.100%, 05/15/23	371
1,164	3.700%, 11/20/23	1,234
379	TD Ameritrade Holding Corp., 2.950%, 04/01/22	383
	UBS AG, (Switzerland),
365	4.875%, 08/04/20	410
244	5.750%, 04/25/18	272
247	5.875%, 12/20/17	273

		67,947

	Consumer Finance — 0.7%
700	American Express Co., 7.000%, 03/19/18	801
	American Express Credit Corp.,
480	2.375%, 03/24/17	490
1,455	2.375%, 05/26/20	1,458

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
1,028	2.800%, 09/19/16	1,053
	American Honda Finance Corp.,
363	1.500%, 09/11/17 (e)	366
533	1.600%, 02/16/18 (e)	537
565	2.125%, 02/28/17 (e)	577
417	2.250%, 08/15/19	423
1,599	2.600%, 09/20/16 (e)	1,637
150	7.625%, 10/01/18 (e)	179
	Capital One Financial Corp.,
273	1.000%, 11/06/15	273
750	3.200%, 02/05/25	728
1,281	3.500%, 06/15/23	1,299
	Caterpillar Financial Services Corp.,
882	2.250%, 12/01/19	895
402	2.850%, 06/01/22	406
560	5.500%, 03/15/16	583
340	7.050%, 10/01/18	399
585	7.150%, 02/15/19	696
	Ford Motor Credit Co. LLC,
472	1.684%, 09/08/17	472
340	2.145%, 01/09/18	343
513	2.375%, 03/12/19	517
1,653	3.000%, 06/12/17	1,695
1,917	3.984%, 06/15/16	1,970
561	4.207%, 04/15/16	576
200	4.250%, 09/20/22	213
803	VAR, 1.529%, 05/09/16	808
	HSBC Finance Corp.,
3,538	5.000%, 06/30/15	3,551
207	7.350%, 11/27/32	265
	HSBC USA, Inc.,
800	1.625%, 01/16/18	803
1,077	2.350%, 03/05/20	1,078
	John Deere Capital Corp.,
759	1.200%, 10/10/17	761
335	1.700%, 01/15/20	331
400	2.250%, 04/17/19	407
233	3.150%, 10/15/21	243
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	881
	PACCAR Financial Corp.,
626	1.400%, 05/18/18	626
663	1.600%, 03/15/17	671
	Toyota Motor Credit Corp.,
412	1.450%, 01/12/18	414
2,480	2.000%, 09/15/16	2,519
558	2.100%, 01/17/19	565
962	3.200%, 06/17/15	963

		33,472

	Diversified Financial Services — 1.0%
1,231	Associates Corp. of North America, 6.950%, 11/01/18	1,430
1,455	Bank of America N.A., 5.300%, 03/15/17	1,549
	Berkshire Hathaway, Inc.,
2,498	3.400%, 01/31/22	2,642
840	3.750%, 08/15/21	914
725	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	736
	CME Group, Inc.,
1,230	3.000%, 09/15/22	1,259
777	3.000%, 03/15/25	772
285	5.300%, 09/15/43	336
400	Countrywide Financial Corp., 6.250%, 05/15/16	418
	General Electric Capital Corp.,
167	1.000%, 12/11/15	168
1,100	1.625%, 07/02/15	1,101
750	2.300%, 04/27/17	769
2,000	3.150%, 09/07/22	2,055
650	4.625%, 01/07/21	728
2,100	4.650%, 10/17/21	2,354
191	5.300%, 02/11/21	220
2,500	5.400%, 02/15/17	2,688
1,785	5.500%, 01/08/20	2,056
4,380	5.625%, 05/01/18	4,899
330	5.875%, 01/14/38	414
2,772	Series A, 6.750%, 03/15/32	3,735
	Intercontinental Exchange, Inc.,
447	2.500%, 10/15/18	460

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
884	4.000%, 10/15/23	942
300	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	317
290	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	372
	Private Export Funding Corp.,
5,000	Series EE, 2.800%, 05/15/22	5,138
681	Series KK, 3.550%, 01/15/24	732
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	213
804	2.125%, 05/11/20	808
789	4.125%, 05/11/35	796
1,020	4.300%, 09/22/19	1,122
1,005	4.375%, 03/25/20	1,112
1,280	6.375%, 12/15/38	1,664
	Siemens Financieringsmaatschappij N.V., (Netherlands),
634	2.900%, 05/27/22 (e)	638
513	4.400%, 05/27/45 (e)	527
300	5.750%, 10/17/16 (e)	320

		46,404

	Insurance — 0.8%
455	ACE INA Holdings, Inc., 2.600%, 11/23/15	459
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	698
651	Allstate Corp. (The), 3.150%, 06/15/23	666
	American International Group, Inc.,
296	3.875%, 01/15/35	280
471	4.125%, 02/15/24	498
	Aon Corp.,
402	3.125%, 05/27/16	411
346	3.500%, 09/30/15	349
306	6.250%, 09/30/40	383
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	405
233	2.450%, 12/15/15	236
233	3.000%, 05/15/22	239
748	4.300%, 05/15/43	771
1,574	4.400%, 05/15/42	1,648
1,810	5.400%, 05/15/18	2,023
120	Chubb Corp. (The), 5.750%, 05/15/18	135
	CNA Financial Corp.,
410	3.950%, 05/15/24	419
388	5.875%, 08/15/20	447
408	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	449
	Lincoln National Corp.,
345	4.200%, 03/15/22	370
253	4.850%, 06/24/21	281
676	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	678
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	321
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,526
626	2.500%, 10/17/22 (e)	614
540	3.125%, 04/14/16 (e)	552
	MetLife, Inc.,
600	4.875%, 11/13/43	650
555	Series A, 6.817%, 08/15/18	644
	Metropolitan Life Global Funding I,
638	1.300%, 04/10/17 (e)	639
604	1.500%, 01/10/18 (e)	604
300	1.875%, 06/22/18 (e)	303
820	2.500%, 09/29/15 (e)	826
400	3.125%, 01/11/16 (e)	407
1,900	3.650%, 06/14/18 (e)	2,018
1,277	3.875%, 04/11/22 (e)	1,364
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,703
	New York Life Global Funding,
740	0.750%, 07/24/15 (e)	741
3,000	1.300%, 04/27/18 (e)	2,993
129	1.950%, 02/11/20 (e)	128
951	2.150%, 06/18/19 (e)	961
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	688
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	865
384	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	384
166	Principal Financial Group, Inc., 1.850%, 11/15/17	167
	Principal Life Global Funding II,
304	1.000%, 12/11/15 (e)	304

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
953	2.250%, 10/15/18 (e)	972
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,376
285	Travelers Cos., Inc. (The), 5.800%, 05/15/18	320

		35,915

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
450	3.500%, 01/31/23	444
567	5.000%, 02/15/24	609
	American Tower Trust I,
471	1.551%, 03/15/18 (e)	470
750	3.070%, 03/15/23 (e)	748
	Equity Commonwealth,
600	5.875%, 09/15/20	665
1,345	6.650%, 01/15/18	1,451
608	ERP Operating LP, 4.625%, 12/15/21	672
	HCP, Inc.,
492	2.625%, 02/01/20	491
265	3.400%, 02/01/25	256
234	3.875%, 08/15/24	235
230	4.200%, 03/01/24	236
598	4.250%, 11/15/23	616
970	5.375%, 02/01/21	1,086
	Health Care REIT, Inc.,
223	4.000%, 06/01/25	226
732	4.500%, 01/15/24	777
534	Prologis LP, 4.250%, 08/15/23	565
	Simon Property Group LP,
917	2.150%, 09/15/17	936
1,400	3.375%, 10/01/24	1,428
579	4.125%, 12/01/21	634
200	4.375%, 03/01/21	220
345	6.125%, 05/30/18	391
	Ventas Realty LP,
242	3.500%, 02/01/25	239
353	3.750%, 05/01/24	357

		13,752

	Thrifts & Mortgage Finance — 0.0% (g)
850	BPCE S.A., (France), 1.625%, 01/26/18	853

	Total Financials	339,252

	Health Care — 0.8%
	Biotechnology — 0.2%
	Amgen, Inc.,
491	3.625%, 05/22/24	503
1,000	3.875%, 11/15/21	1,064
237	4.500%, 03/15/20	260
500	4.950%, 10/01/41	520
2,000	5.150%, 11/15/41	2,141
265	5.650%, 06/15/42	304
680	5.700%, 02/01/19	768
720	5.750%, 03/15/40	831
	Celgene Corp.,
1,336	3.250%, 08/15/22	1,356
659	3.625%, 05/15/24	674
632	Gilead Sciences, Inc., 3.500%, 02/01/25	647

		9,068

	Health Care Equipment & Supplies — 0.1%
286	Baxter International, Inc., 1.850%, 06/15/18	287
	Becton, Dickinson and Co.,
162	2.675%, 12/15/19	165
243	3.734%, 12/15/24	248
100	5.000%, 05/15/19	110
	Medtronic, Inc.,
821	3.150%, 03/15/22 (e)	840
1,025	4.375%, 03/15/35 (e)	1,051

		2,701

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
265	4.500%, 05/15/42	277
440	6.750%, 12/15/37	585
	Anthem, Inc.,
467	2.300%, 07/15/18	474
615	3.125%, 05/15/22	615
280	3.300%, 01/15/23	281
500	4.625%, 05/15/42	500
535	4.650%, 01/15/43	546
648	4.650%, 08/15/44	657
540	Cardinal Health, Inc., 2.400%, 11/15/19	543
900	Express Scripts Holding Co., 3.500%, 06/15/24	906

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
639	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	640
164	McKesson Corp., 0.950%, 12/04/15	164
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	372
588	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	561
640	Texas Health Resources, 4.330%, 11/15/55	632
	UnitedHealth Group, Inc.,
173	2.750%, 02/15/23	173
400	2.875%, 03/15/23	402
1,050	3.375%, 11/15/21	1,102
620	6.625%, 11/15/37	833

		10,263

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
176	1.300%, 02/01/17	176
687	4.150%, 02/01/24	721

		897

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
992	1.750%, 11/06/17	995
1,164	2.500%, 05/14/20	1,164
609	2.900%, 11/06/22	600
422	3.200%, 11/06/22	424
783	4.500%, 05/14/35	788
	Actavis Funding SCS, (Luxembourg),
453	3.000%, 03/12/20	459
443	3.450%, 03/15/22	447
706	4.550%, 03/15/35	700
275	Actavis, Inc., 3.250%, 10/01/22	272
395	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	400
937	Forest Laboratories, Inc., 5.000%, 12/15/21 (e)	1,029
	GlaxoSmithKline Capital, Inc.,
750	5.650%, 05/15/18	842
530	6.375%, 05/15/38	689
	Merck & Co., Inc.,
650	1.300%, 05/18/18	652
644	2.350%, 02/10/22	636
474	2.400%, 09/15/22	468
562	2.800%, 05/18/23	565
210	3.700%, 02/10/45	195
560	Novartis Capital Corp., 3.400%, 05/06/24	584
650	Pfizer, Inc., 3.000%, 06/15/23	657
	Zoetis, Inc.,
193	1.875%, 02/01/18	193
123	4.700%, 02/01/43	121

		12,880

	Total Health Care	35,809

	Industrials — 1.1%
	Aerospace & Defense — 0.2%
557	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	551
	BAE Systems Holdings, Inc.,
500	3.800%, 10/07/24 (e)	516
400	6.375%, 06/01/19 (e)	461
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	810
200	Boeing Co. (The), 7.950%, 08/15/24	280
415	Honeywell International, Inc., 5.300%, 03/01/18	461
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	393
1,281	4.070%, 12/15/42	1,257
292	4.850%, 09/15/41	317
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	410
215	Precision Castparts Corp., 0.700%, 12/20/15	215
340	Raytheon Co., 3.150%, 12/15/24	347
	United Technologies Corp.,
214	1.800%, 06/01/17	218
681	3.100%, 06/01/22	700
543	4.150%, 05/15/45	535
914	4.500%, 06/01/42	950

		8,421

	Air Freight & Logistics — 0.0% (g)
318	FedEx Corp., 3.900%, 02/01/35	302
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	456
160	SUB, 8.375%, 04/01/30	233
214	United Parcel Service, Inc., 2.450%, 10/01/22	214

		1,205

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — 0.1%
409	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	427
221	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	240
630	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	677
184	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	206
404	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	455
195	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	205
416	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	442
157	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	170
401	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	431

		3,253

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
820	3.500%, 07/15/22	754
264	4.125%, 06/15/23	247
328	4.875%, 07/15/42	261
200	Pitney Bowes, Inc., 5.600%, 03/15/18	218
614	Republic Services, Inc., 3.550%, 06/01/22	631
	Waste Management, Inc.,
156	3.900%, 03/01/35	150
214	4.750%, 06/30/20	239

		2,500

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	228
292	2.875%, 05/08/22	294
145	4.375%, 05/08/42	154
789	Fluor Corp., 3.375%, 09/15/21	825

		1,501

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17	183
170	4.000%, 11/02/32	170
570	5.600%, 05/15/18	632
300	7.625%, 04/01/24	390

		1,375

	Industrial Conglomerates — 0.1%
667	Danaher Corp., 3.900%, 06/23/21	722
	General Electric Co.,
212	2.700%, 10/09/22	212
436	3.375%, 03/11/24	456
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	548
412	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	437
	Koninklijke Philips N.V., (Netherlands),
970	3.750%, 03/15/22	1,001
409	5.750%, 03/11/18	454
130	7.200%, 06/01/26	163

		3,993

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	164
	Deere & Co.,
819	2.600%, 06/08/22	818
346	3.900%, 06/09/42	336
	Illinois Tool Works, Inc.,
400	3.500%, 03/01/24	417
1,920	3.900%, 09/01/42	1,855
290	Ingersoll-Rand Co., 6.391%, 11/15/27	350
	Parker-Hannifin Corp.,
592	4.450%, 11/21/44	625
215	5.500%, 05/15/18	240

		4,805

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	200
522	3.050%, 03/15/22	533
300	3.450%, 09/15/21	316
136	3.600%, 09/01/20	144
249	3.750%, 04/01/24	263
375	4.375%, 09/01/42	377
769	5.150%, 09/01/43	864
1,000	5.400%, 06/01/41	1,150
540	5.650%, 05/01/17	587
335	5.750%, 03/15/18	374
425	5.750%, 05/01/40	510
250	6.700%, 08/01/28	322

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
	Canadian Pacific Railway Co., (Canada),
600	4.500%, 01/15/22	659
250	7.125%, 10/15/31	337
	CSX Corp.,
400	3.400%, 08/01/24	408
526	3.950%, 05/01/50	486
191	4.100%, 03/15/44	182
300	4.250%, 06/01/21	329
575	5.500%, 04/15/41	678
215	7.375%, 02/01/19	255
500	7.900%, 05/01/17	564
	ERAC USA Finance LLC,
355	2.750%, 03/15/17 (e)	364
559	4.500%, 08/16/21 (e)	609
436	5.625%, 03/15/42 (e)	491
350	6.375%, 10/15/17 (e)	390
746	6.700%, 06/01/34 (e)	930
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	771
595	3.950%, 10/01/42	562
100	6.000%, 03/15/05 †	121
1,776	6.000%, 05/23/11 †††	2,150
365	7.700%, 05/15/17	409
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
479	2.875%, 07/17/18 (e)	489
1,131	3.375%, 02/01/22 (e)	1,119
	Ryder System, Inc.,
484	2.500%, 03/01/17	493
723	2.500%, 05/11/20	725
434	3.600%, 03/01/16	443
	Union Pacific Corp.,
182	2.950%, 01/15/23	186
838	3.646%, 02/15/24	886
163	3.875%, 02/01/55	149
710	4.163%, 07/15/22	783
200	4.300%, 06/15/42	208

		21,816

	Total Industrials	48,869

	Information Technology — 1.1%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
197	2.900%, 03/04/21	205
500	3.625%, 03/04/24	524
988	5.500%, 02/22/16	1,023
350	5.500%, 01/15/40	410
755	5.900%, 02/15/39	924

		3,086

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	224
190	4.500%, 03/01/23	198
165	6.000%, 04/01/20	187
500	6.875%, 06/01/18	561
1,563	7.500%, 01/15/27	1,847

		3,017

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
937	2.600%, 07/15/22	892
563	2.875%, 08/01/21	563
500	3.450%, 08/01/24	494
271	4.000%, 07/15/42	232

		2,181

	IT Services — 0.2%
	International Business Machines Corp.,
409	1.250%, 02/06/17	413
3,267	1.625%, 05/15/20	3,214
765	6.220%, 08/01/27	967
3,675	7.625%, 10/15/18	4,400
	Xerox Corp.,
271	2.950%, 03/15/17	279
270	4.500%, 05/15/21	291
610	5.625%, 12/15/19	688
550	6.750%, 02/01/17	598

		10,850

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
772	3.300%, 10/01/21	817
1,185	4.000%, 12/15/32	1,197

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
1,460	National Semiconductor Corp., 6.600%, 06/15/17	1,623
365	Texas Instruments, Inc., 1.650%, 08/03/19	364

		4,001

	Software — 0.3%
470	Intuit, Inc., 5.750%, 03/15/17	506
	Microsoft Corp.,
262	0.875%, 11/15/17	262
720	1.625%, 09/25/15	723
384	2.125%, 11/15/22	373
1,000	2.375%, 02/12/22	990
810	2.375%, 05/01/23	802
291	3.500%, 02/12/35	272
1,155	3.625%, 12/15/23	1,229
305	4.000%, 02/12/55	279
117	4.500%, 10/01/40	123
	Oracle Corp.,
586	2.800%, 07/08/21	599
1,750	2.950%, 05/15/25	1,718
1,000	3.625%, 07/15/23	1,052
457	4.300%, 07/08/34	467
1,740	4.375%, 05/15/55	1,679
500	5.000%, 07/08/19	561
1,422	5.250%, 01/15/16	1,465
813	5.750%, 04/15/18	911
475	6.500%, 04/15/38	614

		14,625

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
927	2.150%, 02/09/22	905
2,556	2.400%, 05/03/23	2,482
2,364	2.850%, 05/06/21	2,430
1,539	3.200%, 05/13/25	1,555
625	3.450%, 02/09/45	545
2,069	VAR, 0.529%, 05/03/18	2,075
300	Dell, Inc., 7.100%, 04/15/28	328
	EMC Corp.,
850	1.875%, 06/01/18	857
1,000	3.375%, 06/01/23	1,014
	Hewlett-Packard Co.,
282	4.300%, 06/01/21	299
472	4.375%, 09/15/21	502
201	4.650%, 12/09/21	217
849	6.000%, 09/15/41	894

		14,103

	Total Information Technology	51,863

	Materials — 0.6%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
490	3.375%, 03/15/25	479
240	4.125%, 03/15/35	227
757	5.250%, 01/15/45	798
500	CF Industries, Inc., 7.125%, 05/01/20	599
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	541
850	3.500%, 10/01/24	847
693	4.125%, 11/15/21	743
200	5.250%, 11/15/41	210
375	7.375%, 11/01/29	500
73	8.550%, 05/15/19	90
	E.I. du Pont de Nemours & Co.,
350	4.900%, 01/15/41	379
1,740	6.000%, 07/15/18	1,972
	Ecolab, Inc.,
447	1.450%, 12/08/17	446
150	5.500%, 12/08/41	173
208	Monsanto Co., 4.700%, 07/15/64	188
	Mosaic Co. (The),
280	3.750%, 11/15/21	294
1,456	4.250%, 11/15/23	1,537
79	4.875%, 11/15/41	80
861	5.450%, 11/15/33	957
347	5.625%, 11/15/43	392
	Potash Corp. of Saskatchewan, Inc., (Canada),
660	3.000%, 04/01/25	657
85	3.250%, 12/01/17	89

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	PPG Industries, Inc.,
114	5.500%, 11/15/40	135
122	6.650%, 03/15/18	138
355	9.000%, 05/01/21	474
473	Praxair, Inc., 2.650%, 02/05/25	461
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,270
850	7.750%, 10/01/96	1,099

		15,775

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
417	3.875%, 05/18/25 (e)	422
893	5.125%, 05/18/45 (e)	912

		1,334

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
815	3.850%, 09/30/23	858
150	5.000%, 09/30/43	162
410	5.400%, 03/29/17	443
560	6.500%, 04/01/19	655
	Freeport-McMoRan, Inc.,
1,329	2.150%, 03/01/17	1,334
1,138	4.550%, 11/14/24	1,091
345	5.400%, 11/14/34	310
283	Nucor Corp., 4.000%, 08/01/23	294
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	305
	Rio Tinto Finance USA Ltd., (United Kingdom),
393	1.625%, 08/21/17	394
117	3.500%, 11/02/20	123
550	3.750%, 09/20/21	576
650	9.000%, 05/01/19	818
	Teck Resources Ltd., (Canada),
514	3.750%, 02/01/23	464
676	4.750%, 01/15/22	663

		8,490

	Total Materials	25,599

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
731	0.900%, 02/12/16	731
736	2.450%, 06/30/20	729
3,094	3.000%, 06/30/22	3,046
1,120	3.400%, 05/15/25	1,089
879	4.300%, 12/15/42	793
462	4.350%, 06/15/45	412
850	4.450%, 05/15/21	915
485	4.500%, 05/15/35	460
563	4.750%, 05/15/46	536
375	5.350%, 09/01/40	385
250	5.500%, 02/01/18	275
2,700	6.300%, 01/15/38	3,078
700	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	892
242	BellSouth Telecommunications LLC, 6.300%, 12/15/15	245
	British Telecommunications plc, (United Kingdom),
200	2.000%, 06/22/15	200
531	2.350%, 02/14/19	539
150	9.625%, 12/15/30	236
600	Centel Capital Corp., 9.000%, 10/15/19	720
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	341
232	4.875%, 03/06/42 (e)	246
400	6.000%, 07/08/19	462
325	8.750%, 06/15/30	480
	GTP Acquisition Partners I LLC,
1,236	2.350%, 06/15/20 (e)	1,236
1,436	3.482%, 06/16/25 (e)	1,436
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	268
	Orange S.A., (France),
560	2.750%, 09/14/16	572
1,305	9.000%, 03/01/31	1,931
741	Qwest Corp., 6.750%, 12/01/21	834
	Telefonica Emisiones S.A.U., (Spain),
252	3.192%, 04/27/18	261

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
526	5.134%, 04/27/20	585
316	5.462%, 02/16/21	358
300	6.421%, 06/20/16	316
	Verizon Communications, Inc.,
432	2.625%, 02/21/20	436
983	3.000%, 11/01/21	988
381	3.450%, 03/15/21	395
2,804	3.500%, 11/01/24	2,810
938	4.150%, 03/15/24	992
1,685	4.400%, 11/01/34	1,622
1,762	4.500%, 09/15/20	1,922
730	4.522%, 09/15/48 (e)	667
1,085	4.672%, 03/15/55 (e)	976
4,762	4.862%, 08/21/46	4,595
150	5.150%, 09/15/23	167
100	5.850%, 09/15/35	113
72	6.400%, 09/15/33	85
43	6.550%, 09/15/43	52
764	Verizon New England, Inc., 7.875%, 11/15/29	966
	Verizon Pennsylvania LLC,
750	6.000%, 12/01/28	823
1,444	8.350%, 12/15/30	1,884
500	8.750%, 08/15/31	675

		44,775

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	650
592	3.125%, 07/16/22	595
	Rogers Communications, Inc., (Canada),
1,547	4.100%, 10/01/23	1,624
400	8.750%, 05/01/32	561
	Vodafone Group plc, (United Kingdom),
350	1.500%, 02/19/18	348
1,200	1.625%, 03/20/17	1,203

		4,981

	Total Telecommunication Services	49,756

	Utilities — 1.4%
	Electric Utilities — 1.0%
	Alabama Power Co.,
214	3.750%, 03/01/45	203
239	6.125%, 05/15/38	312
286	American Electric Power Co., Inc., 1.650%, 12/15/17	287
	Arizona Public Service Co.,
133	2.200%, 01/15/20	134
296	4.500%, 04/01/42	311
467	5.050%, 09/01/41	540
455	Baltimore Gas & Electric Co., 2.800%, 08/15/22	458
1,025	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	1,180
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	882
195	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	219
224	DTE Electric Co., 2.650%, 06/15/22	224
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	133
660	5.100%, 04/15/18	732
100	6.000%, 01/15/38	129
	Duke Energy Florida, Inc.,
290	5.650%, 06/15/18	326
245	6.400%, 06/15/38	325
1,320	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,751
	Duke Energy Progress, Inc.,
540	2.800%, 05/15/22	546
273	4.100%, 05/15/42	276
125	4.100%, 03/15/43	127
387	4.150%, 12/01/44	394
325	5.300%, 01/15/19	365
	Electricite de France S.A., (France),
770	2.150%, 01/22/19 (e)	778
1,300	6.000%, 01/22/14 (e) ††††	1,458
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,055
	Florida Power & Light Co.,
420	5.950%, 10/01/33	538
350	5.950%, 02/01/38	452
210	Georgia Power Co., 5.950%, 02/01/39	259

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
229	Great Plains Energy, Inc., 4.850%, 06/01/21	253
	Hydro-Quebec, (Canada),
1,000	Series HY, 8.400%, 01/15/22	1,341
350	Series IO, 8.050%, 07/07/24	489
100	Indiana Michigan Power Co., 7.000%, 03/15/19	118
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	117
803	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	890
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	402
1,400	5.300%, 10/01/41	1,578
125	MidAmerican Energy Co., 5.300%, 03/15/18	138
	Nevada Power Co.,
55	5.375%, 09/15/40	67
305	5.450%, 05/15/41	366
720	6.500%, 08/01/18	829
100	Series N, 6.650%, 04/01/36	133
	NextEra Energy Capital Holdings, Inc.,
196	1.200%, 06/01/15	196
371	2.400%, 09/15/19	374
725	6.000%, 03/01/19	824
225	7.875%, 12/15/15	233
	Niagara Mohawk Power Corp.,
493	3.508%, 10/01/24 (e)	508
300	4.881%, 08/15/19 (e)	332
510	Northern States Power Co., 6.250%, 06/01/36	681
320	Ohio Power Co., 6.050%, 05/01/18	360
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	975
110	7.000%, 09/01/22	138
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	531
71	3.250%, 09/15/21	74
250	3.250%, 06/15/23	255
217	4.450%, 04/15/42	222
390	4.500%, 12/15/41	402
810	5.625%, 11/30/17	890
100	6.050%, 03/01/34	124
160	8.250%, 10/15/18	193
	PacifiCorp,
180	5.500%, 01/15/19	203
150	5.650%, 07/15/18	169
	PECO Energy Co.,
350	2.375%, 09/15/22	344
175	5.350%, 03/01/18	195
1,085	Potomac Electric Power Co., 6.500%, 11/15/37	1,444
673	Progress Energy, Inc., 3.150%, 04/01/22	686
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	244
90	3.200%, 11/15/20	95
125	5.800%, 08/01/18	142
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	3,262
	Public Service Electric & Gas Co.,
833	3.000%, 05/15/25	841
210	5.300%, 05/01/18	233
317	5.375%, 11/01/39	388
65	South Carolina Electric & Gas Co., 4.500%, 06/01/64	64
	Southern California Edison Co.,
155	1.845%, 02/01/22	155
785	5.500%, 08/15/18	882
1,185	6.050%, 03/15/39	1,534
200	Series 08-A, 5.950%, 02/01/38	252
318	Series C, 3.500%, 10/01/23	334
363	Southern Co. (The), 1.950%, 09/01/16	368
570	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	702
312	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	310
	Virginia Electric & Power Co.,
64	3.450%, 02/15/24	67
1,415	5.400%, 04/30/18	1,576
630	5.950%, 09/15/17	697
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	21
275	6.250%, 12/01/15	283
	Xcel Energy, Inc.,
162	0.750%, 05/09/16	161

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
92	4.800%, 09/15/41	100
200	6.500%, 07/01/36	260

		44,439

	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
125	4.125%, 10/15/44	125
828	4.150%, 01/15/43	827
375	8.500%, 03/15/19	459
308	Boston Gas Co., 4.487%, 02/15/42 (e)	325
335	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	372

		2,108

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
300	2.950%, 01/15/20	304
1,020	4.000%, 10/01/20	1,074
235	5.750%, 10/01/41	257
	PSEG Power LLC,
442	4.300%, 11/15/23	467
772	5.125%, 04/15/20	859
202	Southern Power Co., 5.150%, 09/15/41	219

		3,180

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
563	3.500%, 09/15/21	593
208	4.400%, 06/01/43	215
1,445	5.875%, 03/15/41	1,784
1,243	6.375%, 07/15/16	1,315
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	730
	Consumers Energy Co.,
216	2.850%, 05/15/22	218
130	5.650%, 04/15/20	151
235	Delmarva Power & Light Co., 4.000%, 06/01/42	236
	Dominion Resources, Inc.,
300	7.000%, 06/15/38	394
920	Series F, 5.250%, 08/01/33	1,011
289	DTE Energy Co., Series F, 3.850%, 12/01/23	305
	NiSource Finance Corp.,
370	3.850%, 02/15/23	388
1,256	5.800%, 02/01/42	1,519
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	379
275	6.000%, 06/01/26	349
	Sempra Energy,
350	2.875%, 10/01/22	348
236	3.550%, 06/15/24	242
1,013	4.050%, 12/01/23	1,075
1,150	6.150%, 06/15/18	1,299
180	6.500%, 06/01/16	190
460	9.800%, 02/15/19	587

		13,328

	Total Utilities	63,055

	Total Corporate Bonds (Cost $756,633)	795,870

Foreign Government Securities — 1.2%
	Federative Republic of Brazil, (Brazil),
825	4.250%, 01/07/25	812
472	5.000%, 01/27/45	435
	Israel Government AID Bond, (Israel),
6,165	Zero Coupon, 11/01/23	4,960
2,121	Zero Coupon, 02/15/24	1,688
5,535	Zero Coupon, 05/01/24	4,369
1,000	5.500%, 09/18/33	1,325
1,000	Series 1, Zero Coupon, 05/01/23	819
7,805	Series 10-Z, Zero Coupon, 08/15/24	6,094
1,500	Series 2, Zero Coupon, 11/01/24	1,162
1,776	Series 6-Z, Zero Coupon, 02/15/22	1,526
5,000	Series 7-Z, Zero Coupon, 08/15/25	3,768
3,424	Series 8-Z, Zero Coupon, 02/15/24	2,725
2,000	Series 8-Z, Zero Coupon, 08/15/24	1,562
	Province of Ontario, (Canada),
1,387	1.650%, 09/27/19	1,389
700	2.700%, 06/16/15	700
377	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	528
	Republic of Colombia, (Colombia),
422	4.000%, 02/26/24	430
515	5.000%, 06/15/45	509
200	5.625%, 02/26/44	216

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
		Republic of Panama, (Panama),
317		3.750%, 03/16/25	318
416		4.000%, 09/22/24	427
88		Republic of Peru, (Peru), 5.625%, 11/18/50	103
1,133		Republic of Poland, (Poland), 4.000%, 01/22/24	1,211
		Republic of South Africa, (South Africa),
1,436		5.375%, 07/24/44	1,495
640		5.875%, 09/16/25	725
		Republic of Turkey, (Turkey),
2,350		4.250%, 04/14/26	2,282
719		5.750%, 03/22/24	792
		United Mexican States, (Mexico),
2,030		3.500%, 01/21/21	2,091
788		3.600%, 01/30/25	792
1,732		4.000%, 10/02/23	1,801
200		4.600%, 01/23/46	197
120		4.750%, 03/08/44	120
4,913		5.550%, 01/21/45	5,521

		Total Foreign Government Securities (Cost $51,299)	52,892

Mortgage Pass-Through Securities — 16.0%
		Federal Home Loan Mortgage Corp.,
104		ARM, 2.095%, 10/01/36	110
20		ARM, 2.123%, 07/01/19	21
365		ARM, 2.138%, 10/01/36	386
326		ARM, 2.204%, 11/01/36	348
330		ARM, 2.213%, 12/01/36	353
221		ARM, 2.293%, 02/01/36	235
948		ARM, 2.309%, 03/01/37	1,005
33		ARM, 2.330%, 04/01/30	35
471		ARM, 2.355%, 12/01/33	504
779		ARM, 2.369%, 04/01/34	825
877		ARM, 2.375%, 01/01/35 – 11/01/36	936
187		ARM, 2.483%, 02/01/37	200
121		ARM, 2.497%, 05/01/36	129
431		ARM, 2.541%, 02/01/36	462
521		ARM, 2.657%, 10/01/36	562
276		ARM, 2.693%, 12/01/34	294
265		ARM, 3.385%, 07/01/36	276
1,405		ARM, 3.988%, 07/01/40	1,482
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
70		4.500%, 08/01/18	74
187		5.000%, 12/01/18	196
1,925		5.500%, 06/01/17 – 01/01/24	2,109
27		6.000%, 04/01/18	28
185		6.500%, 08/01/16 – 02/01/19	191
1		7.000%, 04/01/17	1
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,375		3.500%, 01/01/32 – 03/01/32	2,511
77		6.000%, 12/01/22	88
227		6.500%, 11/01/22	261
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
3,409		3.500%, 04/01/43	3,560
1,056		4.000%, 09/01/35	1,129
4,897		4.500%, 05/01/41	5,340
4,081		5.000%, 09/01/34 – 08/01/40	4,570
1,610		5.500%, 10/01/33 – 07/01/35	1,830
319		6.000%, 12/01/33 – 01/01/34	367
1,433		6.500%, 11/01/34 – 11/01/36	1,698
440		7.000%, 07/01/32 – 10/01/36	533
470		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	531
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,752		3.000%, 03/01/33	2,846
22,999		3.500%, 10/01/32 – 06/01/43	24,276
8,449		4.000%, 01/01/32 – 01/01/43	9,164
387		5.500%, 10/01/33 – 01/01/34	428
426		6.000%, 02/01/33	474
57		7.000%, 07/01/29	64
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
–	(h)	12.000%, 08/01/15 – 07/01/19	—	(h)
		Federal National Mortgage Association,
65		ARM, 1.687%, 09/01/34	68
854		ARM, 1.784%, 01/01/33	894
639		ARM, 1.787%, 07/01/33	669
519		ARM, 1.818%, 05/01/35	549

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
4		ARM, 1.877%, 01/01/19	4
1,317		ARM, 1.893%, 01/01/35	1,378
5		ARM, 1.905%, 03/01/19	5
1,259		ARM, 1.910%, 09/01/35	1,325
388		ARM, 1.914%, 11/01/34	408
549		ARM, 1.940%, 07/01/36	579
969		ARM, 2.017%, 11/01/34	1,026
722		ARM, 2.063%, 10/01/34	765
273		ARM, 2.075%, 04/01/34	289
444		ARM, 2.086%, 10/01/34	472
824		ARM, 2.107%, 06/01/35	872
603		ARM, 2.120%, 01/01/35	640
223		ARM, 2.121%, 09/01/34	237
157		ARM, 2.135%, 09/01/35	168
291		ARM, 2.136%, 08/01/34	309
224		ARM, 2.138%, 01/01/36	236
174		ARM, 2.186%, 07/01/34	186
210		ARM, 2.193%, 02/01/35	223
185		ARM, 2.251%, 01/01/34	197
19		ARM, 2.262%, 04/01/34	20
164		ARM, 2.274%, 05/01/35	174
265		ARM, 2.277%, 07/01/33 – 11/01/33	281
224		ARM, 2.285%, 06/01/36	239
555		ARM, 2.314%, 08/01/34	591
509		ARM, 2.319%, 07/01/33	543
464		ARM, 2.342%, 05/01/34	495
342		ARM, 2.363%, 04/01/35	365
1,498		ARM, 2.400%, 04/01/35	1,597
150		ARM, 2.410%, 01/01/38	161
419		ARM, 2.435%, 09/01/33	448
264		ARM, 2.505%, 10/01/34	283
611		ARM, 2.575%, 10/01/36	658
54		ARM, 2.633%, 09/01/27	58
103		ARM, 2.750%, 02/01/34	105
70		ARM, 2.875%, 01/01/36	72
36		ARM, 3.718%, 03/01/29	39
		Federal National Mortgage Association, 15 Year, Single Family,
432		3.500%, 09/01/18 – 07/01/19	459
272		4.000%, 08/01/18	286
1,467		4.500%, 06/01/18 – 12/01/19	1,536
550		5.000%, 06/01/18 – 08/01/24	590
458		5.500%, 03/01/20 – 07/01/20	483
3,229		6.000%, 06/01/16 – 01/01/24	3,538
108		6.500%, 03/01/17 – 08/01/20	114
101		7.000%, 03/01/17 – 09/01/17	104
2		7.500%, 03/01/17	2
–	(h)	8.000%, 11/01/15	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
1,398		3.500%, 08/01/32	1,481
90		4.500%, 04/01/24	98
810		6.500%, 05/01/22 – 04/01/25	932
		Federal National Mortgage Association, 30 Year, FHA/VA,
78		6.000%, 09/01/33	87
899		6.500%, 03/01/29 – 08/01/39	1,022
16		7.000%, 02/01/33	18
40		8.000%, 06/01/28	46
8		9.000%, 05/01/18 – 12/01/25	8
		Federal National Mortgage Association, 30 Year, Single Family,
304		4.500%, 11/01/33 – 02/01/35	332
1,214		5.000%, 07/01/33 – 09/01/35	1,364
1,632		5.500%, 09/01/31 – 03/01/34	1,869
2,076		6.000%, 12/01/28 – 09/01/37	2,399
940		6.500%, 11/01/29 – 08/01/31	1,097
760		7.000%, 01/01/24 – 01/01/39	872
321		7.500%, 08/01/36 – 11/01/37	406
502		8.000%, 03/01/27 – 11/01/28	604
–	(h)	9.000%, 04/01/26	—	(h)
11		9.500%, 07/01/28	12
		Federal National Mortgage Association, Other,
1,430		VAR, 0.536%, 01/01/23	1,442
4,000		VAR, 0.546%, 12/01/24	3,999
2,856		VAR, 0.566%, 01/01/23	2,878

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
4,862	VAR, 0.636%, 11/01/23	4,899
4,000	VAR, 0.646%, 12/01/23	4,027
3,000	VAR, 0.666%, 11/01/23	2,999
937	VAR, 0.976%, 03/01/22	937
2,386	VAR, 6.070%, 11/01/18	2,561
4,787	ARM, 0.726%, 02/01/19	4,792
2,000	08/25/30 (w)	2,030
2,000	1.690%, 12/01/19	1,987
3,450	1.735%, 05/01/20	3,440
3,862	1.750%, 06/01/20	3,854
1,971	1.940%, 07/01/19	1,987
1,500	2.000%, 12/01/20	1,501
12,000	2.010%, 06/01/20	12,081
4,569	2.030%, 08/01/19	4,627
2,500	2.120%, 09/01/21	2,468
1,957	2.140%, 04/01/19	1,995
1,447	2.150%, 04/01/19	1,473
2,863	2.190%, 12/01/22	2,857
3,913	2.210%, 12/01/22	3,909
5,318	2.340%, 12/01/22	5,344
1,923	2.350%, 05/01/23	1,929
3,375	2.370%, 11/01/22	3,399
2,977	2.380%, 12/01/22	2,999
5,321	2.390%, 12/01/22	5,359
3,500	2.400%, 12/01/22	3,522
2,899	2.420%, 06/01/23	2,920
4,000	2.450%, 11/01/22	4,036
2,853	2.460%, 02/01/23	2,908
5,513	2.490%, 10/01/17	5,654
1,447	2.510%, 06/01/23	1,478
6,913	2.520%, 10/01/22 - 05/01/23	6,985
5,000	2.590%, 11/01/21	5,109
2,500	2.660%, 12/01/22	2,541
3,000	2.670%, 07/01/22	3,076
6,679	2.690%, 10/01/17	6,877
3,320	2.704%, 04/01/23	3,396
3,168	2.750%, 03/01/22	3,289
3,000	2.760%, 05/01/21	3,106
1,565	2.770%, 05/01/22	1,617
5,145	2.780%, 06/01/27	5,081
11,000	2.790%, 05/01/27 - 06/01/27	10,946
4,686	2.809%, 07/01/23	4,841
6,500	2.900%, 12/01/24	6,655
12,000	2.920%, 12/01/24 - 05/01/30	12,097
1,424	2.940%, 05/01/22	1,487
6,365	2.950%, 08/01/23 - 12/01/24	6,599
3,019	2.960%, 06/25/27	3,041
4,000	2.970%, 06/25/30	3,945
6,478	2.980%, 03/01/22 - 07/01/22	6,769
1,000	2.990%, 01/01/25	1,030
2,717	3.000%, 01/01/43	2,758
2,432	3.020%, 07/01/23	2,543
3,300	3.030%, 06/01/35	3,305
13,000	3.040%, 12/01/24 - 04/01/30	13,255
5,867	3.050%, 04/01/22	6,139
6,884	3.070%, 01/01/22	7,222
14,150	3.080%, 04/01/30 - 06/01/30	14,266
8,850	3.100%, 05/01/30	9,029
6,299	3.110%, 12/01/24 - 12/01/26	6,531
11,806	3.120%, 01/01/22 - 06/01/35	11,890
3,044	3.140%, 12/01/26	3,159
1,430	3.150%, 12/01/21	1,506
2,695	3.160%, 02/01/22	2,841
3,000	3.170%, 02/01/30	3,074
3,873	3.200%, 02/01/22	4,093
9,583	3.230%, 11/01/20	10,175
4,235	3.240%, 12/01/26	4,427
13,900	3.250%, 07/01/25 - 09/01/26	14,571
6,173	3.260%, 01/01/22 - 12/01/26	6,495
13,949	3.290%, 10/01/20 - 11/01/26	14,678
4,000	3.300%, 12/01/26	4,204
3,000	3.340%, 02/01/27	3,163
1,939	3.350%, 11/01/20	2,064
910	3.375%, 11/01/20	972
2,000	3.380%, 12/01/23	2,125
2,000	3.390%, 08/01/17	2,095
1,421	3.430%, 09/01/20	1,517

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
45,694	3.500%, 12/01/32 - 08/01/43	48,073
5,000	3.510%, 05/01/18	5,299
1,901	3.520%, 01/01/18	2,006
4,855	3.540%, 10/01/20	5,209
2,000	3.550%, 02/01/30	2,131
2,500	3.590%, 08/01/23	2,695
2,799	3.600%, 09/01/20	3,012
963	3.640%, 01/01/25	1,040
5,000	3.670%, 07/01/23	5,401
1,500	3.690%, 11/01/23	1,631
4,515	3.730%, 07/01/22	4,888
1,853	3.740%, 07/01/20	2,007
4,977	3.760%, 10/01/23 - 11/01/23	5,445
3,000	3.770%, 09/01/21	3,276
2,831	3.780%, 09/01/21	3,081
3,648	3.783%, 01/01/26	3,999
6,588	3.790%, 09/01/21	7,171
4,599	3.820%, 06/01/17	4,845
1,540	3.870%, 01/01/21	1,685
5,000	3.890%, 09/01/21	5,521
3,884	3.930%, 07/01/20 - 01/01/21	4,248
7,939	3.950%, 07/01/20 - 07/01/21	8,716
1,861	3.970%, 12/01/25	2,041
4,750	3.980%, 11/01/16	4,741
8,706	4.000%, 10/01/32 - 07/01/42	9,394
1,634	4.120%, 04/01/20	1,790
5,811	4.130%, 11/01/19 - 08/01/21	6,380
1,841	4.240%, 11/01/19	2,017
4,380	4.250%, 04/01/21	4,859
2,000	4.260%, 07/01/21	2,230
2,096	4.290%, 06/01/20	2,317
1,319	4.298%, 01/01/21	1,466
2,367	4.300%, 08/01/20 - 04/01/21	2,621
1,422	4.318%, 07/01/21	1,582
2,082	4.330%, 04/01/21	2,310
5,000	4.340%, 06/01/21	5,558
1,442	4.350%, 04/01/20	1,595
900	4.355%, 03/01/20	993
1,912	4.369%, 02/01/20	2,111
1,413	4.380%, 01/01/21	1,574
819	4.381%, 04/01/20	906
1,961	4.390%, 05/01/21	2,195
2,000	4.400%, 02/01/20	2,217
2,837	4.480%, 02/01/21	3,181
6,360	4.514%, 12/01/19	7,052
7,013	4.540%, 01/01/20 - 07/01/26	7,866
3,799	4.640%, 01/01/21	4,282
1,856	5.240%, 07/01/19	2,087
349	5.500%, 03/01/17 - 09/01/33	386
829	6.000%, 09/01/37 - 06/01/39	919
242	6.500%, 01/01/36 - 07/01/36	267
61	7.000%, 10/01/46	67
35	10.508%, 04/15/19	39
	Government National Mortgage Association II, 30 Year, Single Family,
2,143	4.250%, 03/20/45	2,347
264	4.500%, 08/20/33	288
2,501	6.000%, 09/20/38	2,851
56	7.500%, 02/20/28 - 09/20/28	68
82	8.000%, 12/20/25 - 09/20/28	97
30	8.500%, 05/20/25	34
	Government National Mortgage Association II, Other,
9,532	4.375%, 06/20/63	10,476
10,095	4.433%, 05/20/63	11,104
3,032	4.462%, 05/20/63	3,337
2,079	4.479%, 04/20/63	2,289
	Government National Mortgage Association, 15 Year, Single Family,
29	6.500%, 06/15/17	30
2	8.000%, 01/15/16	1
	Government National Mortgage Association, 30 Year, Single Family,
271	6.500%, 03/15/28 - 04/15/33	311
156	7.000%, 02/15/33 - 06/15/33	187
37	7.500%, 11/15/22 - 09/15/28	41
10	8.000%, 09/15/22 - 08/15/28	10
1	9.000%, 12/15/16	1

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
407	9.500%, 10/15/24	451

	Total Mortgage Pass-Through Securities (Cost $710,136)	729,039

Municipal Bonds — 0.2% (t)
	California — 0.0% (g)
440	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	565
350	State of California, Various Purpose, GO, 7.300%, 10/01/39	505

		1,070

	Illinois — 0.0% (g)
160	State of Illinois, Pension Funding, GO, 5.100%, 06/01/33	152

	New York — 0.1%
360	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	444
	Port Authority of New York & New Jersey, Consolidated,
440	Series 165, Rev., 5.647%, 11/01/40	536
2,060	Series 174, Rev., 4.458%, 10/01/62	2,128
1,825	Port Authority of New York & New Jersey, Consolidated 164, Series 164, Rev., 5.647%, 11/01/40	2,225

		5,333

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,854
	Ohio State University, General Receipts,
200	Rev., 5.590%, 12/01/14 ††††	211
1,563	Series A, Rev., 4.800%, 06/01/11 †††	1,550

		3,615

	Total Municipal Bonds (Cost $9,026)	10,170

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19	3,754
641	Corp. Andina de Fomento, 3.750%, 01/15/16	651

	Total Supranational (Cost $4,323)	4,405

U.S. Government Agency Securities — 2.2%
1,525	Federal Home Loan Banks, 5.500%, 07/15/36	2,050
6,000	Federal National Mortgage Association, 3.935%, 06/01/17 (n)	5,913
	Financing Corp. STRIPS,
4,500	1.553%, 05/11/18 (n)	4,357
2,000	3.493, 04/05/19 (n)	1,878
1,240	4.640%, 09/26/19 (n)	1,155
	Government Trust Certificate,
4,000	1.284%, 10/01/15	3,989
5,000	1.501%, 04/01/16	4,947
13,319	2.602%, 10/01/19	12,037
	Residual Funding Corp. STRIPS,
12,300	1.619%, 10/15/19 (n)	11,432
30,450	2.186%, 07/15/20 (n)	27,740
12,930	2.792, 10/15/20 (n)	11,697
	Tennessee Valley Authority,
304	4.625%, 09/15/60	338
3,521	5.250%, 09/15/39	4,435
1,115	5.880%, 04/01/36	1,489
	Tennessee Valley Authority STRIPS,
2,000	4.135%, 05/01/19 (n)	1,867
5,000	3.164%, 11/01/25 (n)	3,645
800	4.076%, 06/15/35 (n)	383

	Total U.S. Government Agency Securities (Cost $97,657)	99,352

U.S. Treasury Obligations — 25.0%
	U.S. Treasury Bonds,
2,000	3.500%, 02/15/39	2,244
200	4.250%, 05/15/39	251
18,900	4.375%, 02/15/38	24,131
7,075	4.500%, 02/15/36	9,197
3,800	4.500%, 05/15/38	4,931
1,875	4.500%, 08/15/39	2,440
1,500	4.750%, 02/15/37	2,013
15,370	5.000%, 05/15/37	21,317
850	5.250%, 02/15/29	1,136
1,250	5.375%, 02/15/31	1,724
750	6.125%, 11/15/27	1,065
300	6.125%, 08/15/29	435
2,506	6.250%, 08/15/23	3,327
900	6.250%, 05/15/30	1,331
525	6.625%, 02/15/27	764
4,690	7.500%, 11/15/16	5,167
864	8.125%, 05/15/21	1,180
1,845	8.500%, 02/15/20	2,442

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
7,000	8.750%, 08/15/20	9,542
20,115	8.875%, 08/15/17	23,725
	U.S. Treasury Coupon STRIPS,
8,000	1.538%, 11/15/19 (n)	7,492
19,751	1.580%, 08/15/16 (n)	19,662
23,265	1.848%, 05/15/21 (n)	20,880
8,400	1.893%, 05/15/18 (n)	8,167
28,000	2.013%, 11/15/23 (n)	23,400
2,000	2.097%, 02/15/18 (n)	1,952
22,570	2.100%, 08/15/23 (n)	18,986
2,200	2.240%, 02/15/24 (n)	1,820
17,095	2.347%, 02/15/21 (n)	15,476
14,400	2.481%, 11/15/22 (n)	12,407
1,000	2.571%, 02/15/25 (n)	803
1,670	2.576%, 02/15/20 (n)	1,555
15,768	2.593%, 02/15/22 (n)	13,858
1,500	2.608%, 05/15/25 (n)	1,195
1,500	2.622%, 05/15/22 (n)	1,309
15,400	2.709%, 05/15/23 (n)	13,051
15,025	2.760%, 11/15/21 (n)	13,302
4,800	2.766%, 08/15/22 (n)	4,163
9,575	2.952%, 02/15/32 (n)	6,012
19,577	2.987%, 05/15/19 (n)	18,579
10,350	3.039%, 08/15/32 (n)	6,410
5,000	3.056%, 05/15/31 (n)	3,242
38,935	3.063%, 08/15/20 (n)	35,773
38,462	3.108%, 02/15/23 (n)	32,870
800	3.126%, 05/15/35 (n)	445
6,650	3.128%, 11/15/29 (n)	4,535
1,592	3.163%, 08/15/26 (n)	1,217
6,015	3.270%, 05/15/28 (n)	4,341
18,050	3.277%, 05/15/32 (n)	11,279
6,100	3.335%, 08/15/21 (n)	5,437
10,650	3.343%, 11/15/31 (n)	6,773
15,000	3.347%, 08/15/28 (n)	10,710
27,150	3.366%, 11/15/26 (n)	20,563
6,600	3.386%, 05/15/34 (n)	3,809
50,504	3.413%, 05/15/20 (n)	46,652
1,650	3.503%, 08/15/34 (n)	942
15,750	3.512%, 05/15/33 (n)	9,481
5,000	3.566%, 02/15/33 (n)	3,039
7,885	3.575%, 11/15/27 (n)	5,789
6,305	3.633%, 02/15/29 (n)	4,417
2,400	3.639%, 08/15/29 (n)	1,650
9,700	3.652%, 08/15/31 (n)	6,222
29,300	3.682%, 02/15/27 (n)	22,035
9,140	3.750%, 11/15/32 (n)	5,599
21,411	3.880%, 08/15/17 (n)	21,086
8,000	3.916%, 02/15/31 (n)	5,221
22,360	3.971%, 08/15/19 (n)	21,092
6,400	4.162%, 05/15/30 (n)	4,291
16,741	4.385%, 08/15/18 (n)	16,193
20,736	4.388%, 02/15/17 (n)	20,530
600	4.433%, 08/15/24 (n)	490
12,800	4.462%, 08/15/30 (n)	8,514
600	4.469%, 02/15/26 (n)	467
4,750	4.585%, 11/15/33 (n)	2,788
9,925	4.660%, 11/15/30 (n)	6,535
6,675	4.906%, 08/15/27 (n)	4,942
8,860	4.907%, 02/15/28 (n)	6,455
100	4.931%, 08/15/35 (n)	55
1,200	5.067%, 02/15/35 (n)	674
5,000	5.080%, 02/15/34 (n)	2,910
1,700	5.117%, 11/15/24 (n)	1,376
22,839	5.128%, 11/15/17 (n)	22,389
23,600	5.144%, 02/15/30 (n)	15,959
3,050	5.255%, 08/15/33 (n)	1,805
1,500	5.656%, 05/15/26 (n)	1,156
2,500	5.697%, 11/15/28 (n)	1,772
2,550	5.736%, 05/15/27 (n)	1,903
200	5.784%, 05/15/24 (n)	164
14,257	6.616%, 11/15/15 (n)	14,250
2,049	6.675%, 08/15/15 (n)	2,049
39,501	6.765%, 02/15/16 (n)	39,456

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
5,857	7.390%, 11/15/16 (n)	5,817
	U.S. Treasury Inflation Indexed Bonds,
300	1.750%, 01/15/28	390
300	2.500%, 01/15/29	415
799	3.625%, 04/15/28	1,620
	U.S. Treasury Inflation Indexed Notes,
2,000	0.125%, 01/15/22	2,087
1,000	1.125%, 01/15/21	1,149
630	1.375%, 07/15/18	735
	U.S. Treasury Notes,
8,000	0.750%, 12/31/17	7,987
3,560	0.875%, 01/31/18	3,563
1,500	1.000%, 06/30/19	1,483
4,510	1.000%, 11/30/19	4,432
31,250	1.250%, 10/31/18	31,411
1,500	1.250%, 02/29/20	1,487
11,635	1.375%, 11/30/18	11,741
15,000	1.375%, 12/31/18	15,122
2,000	1.375%, 02/28/19	2,013
7,400	1.500%, 08/31/18	7,508
8,000	1.500%, 01/31/22	7,836
4,000	1.750%, 10/31/20	4,034
2,000	1.750%, 05/15/22	1,988
25,500	1.750%, 05/15/23	25,120
12,245	2.125%, 12/31/15	12,384
7,500	2.125%, 08/31/20	7,719
1,000	2.125%, 01/31/21	1,026
46,000	2.125%, 08/15/21	47,031
10,000	2.250%, 07/31/18	10,388
1,000	2.625%, 02/29/16	1,018
4,575	2.625%, 04/30/16	4,672
9,300	2.625%, 01/31/18	9,738
700	2.625%, 08/15/20	738
2,300	2.625%, 11/15/20	2,423
12,985	2.750%, 05/31/17	13,535
2,000	2.750%, 12/31/17	2,099
5,000	2.750%, 02/15/19	5,286
9,000	3.125%, 10/31/16	9,338
4,015	3.125%, 04/30/17	4,210
11,638	3.125%, 05/15/19	12,477
7,250	3.125%, 05/15/21	7,839
15,700	3.250%, 12/31/16	16,381
12,300	3.250%, 03/31/17	12,903
2,600	3.500%, 02/15/18	2,784
450	3.500%, 05/15/20	494
7,000	3.625%, 02/15/21	7,758
2,500	3.750%, 11/15/18	2,726
1,000	U.S. Treasury Principal STRIPS, Zero Coupon, 05/15/16	997

	Total U.S. Treasury Obligations (Cost $1,075,525)	1,134,085

Loan Assignments — 0.2%
	Financials — 0.2%
	Real Estate Management & Development — 0.2%
4,351	Progress Residential LP, Revolving Loan, VAR, 3.783%, 09/04/15 (i)	4,329
2,282	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 4.100%, 06/13/15 (i)	2,270

	Total Loan Assignments (Cost $6,632)	6,599

SHARES
Short-Term Investment — 8.8%
	Investment Company — 8.8%
400,740	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $400,740)	400,740

	Total Investments — 100.9% (Cost $4,418,346)	4,587,893
	Liabilities in Excess of Other Assets — (0.9)%	(40,731)

	NET ASSETS — 100.0%	$4,547,162

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2015.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IOs,the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2015.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
(†)	—	Security matures in 2105.
(††)	—	Security matures in 2110.
(†††)	—	Security matures in 2111.
(††††)	—	Security matures in 2114.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$183,319
Aggregate gross unrealized depreciation	(13,772)

Net unrealized appreciation/depreciation	$169,547

Federal income tax cost of investments	$4,418,346

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$224,741	$145,971	$370,712
Collateralized Mortgage Obligations
Agency CMO	—	612,275	—	612,275
Non-Agency CMO	—	181,706	39,532	221,238

Total Collateralized Mortgage Obligations	—	793,981	39,532	833,513

Commercial Mortgage-Backed Securities	—	128,836	16,996	145,832
Corporate Bonds
Consumer Discretionary	—	58,902	—	58,902
Consumer Staples	—	35,559	—	35,559
Energy	—	87,206	—	87,206
Financials	—	339,252	—	339,252
Health Care	—	35,809	—	35,809
Industrials	—	45,616	3,253	48,869
Information Technology	—	51,863	—	51,863
Materials	—	25,599	—	25,599
Telecommunication Services	—	49,756	—	49,756
Utilities	—	63,055	—	63,055

Total Corporate Bonds	—	792,617	3,253	795,870

Foreign Government Securities	—	52,892	—	52,892
Mortgage Pass-Through Securities	—	733,723	—	733,723
Municipal Bonds	—	10,170	—	10,170
Supranational	—	4,405	—	4,405
U.S. Government Agency Securities	—	99,352	—	99,352
U.S. Treasury Obligations	—	1,134,085	—	1,134,085
Loan Assignments
Financials	—	—	6,599	6,599
Short-Term Investment
Investment Company	400,740	—	—	400,740

Total Investments in Securities	$400,740	$3,974,802	$212,351	$4,587,893

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
Asset-Backed Securities	$140,371	$—	$(93)	$85	$25,604	$(15,827)	$—	$(4,169)	$145,971
Collateralized Mortgage Obligations — Non-Agency CMO	43,717	142	(397)	(24)	—	(3,385)	—	(521)	39,532
Commercial Mortgage-Backed Securities	18,375	—	(125)	(356)	—	(898)	—	—	16,996
Corporate Bonds — Industrials	3,141	—	(20)	1	—	(109)	240	—	3,253
Corporate Bonds — Telecommunication Services	1,772	—	(30)	—	—	(1,742)	—	—	—
Loan Assignments — Financials	10,515	42	20	—	2,614	(6,592)	—	—	6,599

Total	$217,891	$184	$(645)	$(294)	$28,218	$(28,553)	$240	$(4,690)	$212,351

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $184.

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at May 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$81,054	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.55%)
			Constant Default Rate	0.00% - 30.00% (18.18%)
			Yield (Discount Rate of Cash Flows)	1.22% - 6.69% (3.68%)

Asset-Backed Securities	81,054

	30,160	Discounted Cash Flow	Constant Prepayment Rate	0.18% - 37.14% (8.54%)
			Constant Default Rate	0.00% - 7.91% (3.64%)
			PSA Prepayment Model	280.00% - 436.00% (399.07%)
			Yield (Discount Rate of Cash Flows)	0.13% - 12.99% (5.35%)

Collateralized Mortgage Obligations	30,160

	8,373	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (42.04%)
			Yield (Discount Rate of Cash Flows)	(8.74%) - 4.94% (2.88%)

Commercial Mortgage-Backed Securities	8,373

Total	$119,587

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At May 31, 2015, the value of these investments was approximately $92,764,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.0%
Consumer Discretionary — 12.3%
	Auto Components — 0.4%
4	BorgWarner, Inc.	230
5	Delphi Automotive plc, (United Kingdom)	426
5	Goodyear Tire & Rubber Co. (The)	145
11	Johnson Controls, Inc.	578

		1,379

	Automobiles — 0.6%
67	Ford Motor Co.	1,013
23	General Motors Co.	822
4	Harley-Davidson, Inc.	191

		2,026

	Distributors — 0.1%
3	Genuine Parts Co.	233

	Diversified Consumer Services — 0.0% (g)
5	H&R Block, Inc.	147

	Hotels, Restaurants & Leisure — 1.7%
8	Carnival Corp.	352
1	Chipotle Mexican Grill, Inc. (a)	323
2	Darden Restaurants, Inc.	137
4	Marriott International, Inc., Class A	273
16	McDonald’s Corp.	1,557
3	Royal Caribbean Cruises Ltd.	211
25	Starbucks Corp.	1,316
3	Starwood Hotels & Resorts Worldwide, Inc.	240
2	Wyndham Worldwide Corp.	173
1	Wynn Resorts Ltd.	138
7	Yum! Brands, Inc.	659

		5,379

	Household Durables — 0.4%
6	D.R. Horton, Inc.	147
2	Garmin Ltd., (Switzerland)	93
1	Harman International Industries, Inc.	140
2	Leggett & Platt, Inc.	110
3	Lennar Corp., Class A	140
1	Mohawk Industries, Inc. (a)	196
5	Newell Rubbermaid, Inc.	181
6	PulteGroup, Inc.	107
1	Whirlpool Corp.	243

		1,357

	Internet & Catalog Retail — 1.5%
6	Amazon.com, Inc. (a)	2,760
2	Expedia, Inc.	179
1	Netflix, Inc. (a)	638
1	Priceline Group, Inc. (The) (a)	1,028
2	TripAdvisor, Inc. (a)	144

		4,749

	Leisure Products — 0.1%
2	Hasbro, Inc.	136
6	Mattel, Inc.	148

		284

	Media — 3.6%
4	Cablevision Systems Corp., Class A	91
8	CBS Corp. (Non-Voting), Class B	477
43	Comcast Corp., Class A	2,509
8	DIRECTV (a)	773
3	Discovery Communications, Inc., Class A (a)	85
5	Discovery Communications, Inc., Class C (a)	144
4	Gannett Co., Inc.	137
7	Interpublic Group of Cos., Inc. (The)	142
8	News Corp., Class A (a)	128
4	Omnicom Group, Inc.	310
2	Scripps Networks Interactive, Inc., Class A	110
5	Time Warner Cable, Inc.	858
14	Time Warner, Inc.	1,185
31	Twenty-First Century Fox, Inc., Class A	1,038
6	Viacom, Inc., Class B	412
26	Walt Disney Co. (The)	2,914

		11,313

	Multiline Retail — 0.8%
5	Dollar General Corp.	372
3	Dollar Tree, Inc. (a)	261
2	Family Dollar Stores, Inc.	126
3	Kohl’s Corp.	223
6	Macy’s, Inc.	385
2	Nordstrom, Inc.	173
11	Target Corp.	853

		2,393

	Specialty Retail — 2.3%
1	AutoNation, Inc. (a)	79
1	AutoZone, Inc. (a)	363
3	Bed Bath & Beyond, Inc. (a)	208
5	Best Buy Co., Inc.	171
4	CarMax, Inc. (a)	252
2	GameStop Corp., Class A	80

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
Specialty Retail — continued
4	Gap, Inc. (The)	172
22	Home Depot, Inc. (The)	2,480
4	L Brands, Inc.	359
16	Lowe’s Cos., Inc.	1,150
2	O’Reilly Automotive, Inc. (a)	377
3	Ross Stores, Inc.	338
11	Staples, Inc.	178
2	Tiffany & Co.	178
12	TJX Cos., Inc. (The)	742
2	Tractor Supply Co.	200
2	Urban Outfitters, Inc. (a)	58

		7,385

	Textiles, Apparel & Luxury Goods — 0.8%
5	Coach, Inc.	165
1	Fossil Group, Inc. (a)	53
7	Hanesbrands, Inc.	216
3	Michael Kors Holdings Ltd., (United Kingdom) (a)	158
12	NIKE, Inc., Class B	1,201
1	PVH Corp.	146
1	Ralph Lauren Corp.	132
3	Under Armour, Inc., Class A (a)	221
6	V.F. Corp.	407

		2,699

	Total Consumer Discretionary	39,344

Consumer Staples — 9.4%
	Beverages — 2.1%
3	Brown-Forman Corp., Class B	248
66	Coca-Cola Co. (The)	2,718
4	Coca-Cola Enterprises, Inc.	162
3	Constellation Brands, Inc., Class A	335
3	Dr. Pepper Snapple Group, Inc.	250
3	Molson Coors Brewing Co., Class B	198
2	Monster Beverage Corp. (a)	315
25	PepsiCo, Inc.	2,414

		6,640

	Food & Staples Retailing — 2.3%
7	Costco Wholesale Corp.	1,059
19	CVS Health Corp.	1,946
8	Kroger Co. (The)	604
10	Sysco Corp.	372
15	Walgreens Boots Alliance, Inc.	1,264
27	Wal-Mart Stores, Inc.	1,981
6	Whole Foods Market, Inc.	251

		7,477

	Food Products — 1.7%
11	Archer-Daniels-Midland Co.	566
3	Campbell Soup Co.	145
7	ConAgra Foods, Inc.	278
10	General Mills, Inc.	573
2	Hershey Co. (The)	232
2	Hormel Foods Corp.	130
2	J.M. Smucker Co. (The)	204
4	Kellogg Co.	268
2	Keurig Green Mountain, Inc.	177
10	Kraft Foods Group, Inc.	839
2	McCormick & Co., Inc. (Non-Voting)	170
3	Mead Johnson Nutrition Co.	332
28	Mondelez International, Inc., Class A	1,158
5	Tyson Foods, Inc., Class A	209

		5,281

	Household Products — 1.7%
2	Clorox Co. (The)	238
14	Colgate-Palmolive Co.	962
6	Kimberly-Clark Corp.	672
46	Procter & Gamble Co. (The)	3,575

		5,447

	Personal Products — 0.1%
4	Estee Lauder Cos., Inc. (The), Class A	329

	Tobacco — 1.5%
33	Altria Group, Inc.	1,703
6	Lorillard, Inc.	441
26	Philip Morris International, Inc.	2,170
5	Reynolds American, Inc.	399

		4,713

	Total Consumer Staples	29,887

Energy — 7.9%
	Energy Equipment & Services — 1.3%
7	Baker Hughes, Inc.	473
3	Cameron International Corp. (a)	168
1	Diamond Offshore Drilling, Inc.	34
4	Ensco plc, (United Kingdom), Class A	93
4	FMC Technologies, Inc. (a)	163
14	Halliburton Co.	652
2	Helmerich & Payne, Inc.	133
7	National Oilwell Varco, Inc.	322

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Energy Equipment & Services — continued
4	Noble Corp. plc, (United Kingdom)	69
22	Schlumberger Ltd.	1,955
6	Transocean Ltd., (Switzerland)	108

		4,170

	Oil, Gas & Consumable Fuels — 6.6%
9	Anadarko Petroleum Corp.	715
6	Apache Corp.	381
7	Cabot Oil & Gas Corp.	237
9	Chesapeake Energy Corp.	123
32	Chevron Corp.	3,270
1	Cimarex Energy Co.	171
21	ConocoPhillips	1,324
4	CONSOL Energy, Inc.	108
7	Devon Energy Corp.	426
9	EOG Resources, Inc.	822
3	EQT Corp.	218
71	Exxon Mobil Corp.	6,035
4	Hess Corp.	277
29	Kinder Morgan, Inc.	1,194
11	Marathon Oil Corp.	310
5	Marathon Petroleum Corp.	477
3	Murphy Oil Corp.	123
3	Newfield Exploration Co. (a)	103
7	Noble Energy, Inc.	286
13	Occidental Petroleum Corp.	1,017
4	ONEOK, Inc.	148
9	Phillips 66	726
3	Pioneer Natural Resources Co.	372
3	QEP Resources, Inc.	51
3	Range Resources Corp.	155
6	Southwestern Energy Co. (a)	167
11	Spectra Energy Corp.	399
2	Tesoro Corp.	187
9	Valero Energy Corp.	515
11	Williams Cos., Inc. (The)	581

		20,918

	Total Energy	25,088

Financials — 16.1%
	Banks — 5.9%
178	Bank of America Corp.	2,931
12	BB&T Corp.	480
51	Citigroup, Inc.	2,771
3	Comerica, Inc.	147
14	Fifth Third Bancorp	279
14	Huntington Bancshares, Inc.	152
63	JPMorgan Chase & Co. (q)	4,142
14	KeyCorp	211
2	M&T Bank Corp.	271
5	People’s United Financial, Inc.	81
9	PNC Financial Services Group, Inc. (The)	841
23	Regions Financial Corp.	229
9	SunTrust Banks, Inc.	378
30	U.S. Bancorp	1,297
79	Wells Fargo & Co.	4,431
3	Zions Bancorp	99

		18,740

	Capital Markets — 2.3%
1	Affiliated Managers Group, Inc. (a)	206
3	Ameriprise Financial, Inc.	384
19	Bank of New York Mellon Corp. (The)	816
2	BlackRock, Inc.	783
19	Charles Schwab Corp. (The)	617
5	E*TRADE Financial Corp. (a)	144
7	Franklin Resources, Inc.	337
7	Goldman Sachs Group, Inc. (The)	1,411
7	Invesco Ltd.	289
2	Legg Mason, Inc.	89
26	Morgan Stanley	994
4	Northern Trust Corp.	276
7	State Street Corp.	543
4	T. Rowe Price Group, Inc.	355

		7,244

	Consumer Finance — 0.8%
15	American Express Co.	1,180
9	Capital One Financial Corp.	778
8	Discover Financial Services	440
7	Navient Corp.	131

		2,529

	Diversified Financial Services — 2.0%
31	Berkshire Hathaway, Inc., Class B (a)	4,404
5	CME Group, Inc.	505
2	Intercontinental Exchange, Inc.	448
5	Leucadia National Corp.	131
5	McGraw Hill Financial, Inc.	479
3	Moody’s Corp.	325
2	NASDAQ OMX Group, Inc. (The)	103

		6,395

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Insurance — 2.6%
6	ACE Ltd., (Switzerland)	589
7	Aflac, Inc.	461
7	Allstate Corp. (The)	473
23	American International Group, Inc.	1,358
5	Aon plc, (United Kingdom)	479
1	Assurant, Inc.	77
4	Chubb Corp. (The)	380
2	Cincinnati Financial Corp.	126
8	Genworth Financial, Inc., Class A (a)	67
7	Hartford Financial Services Group, Inc. (The)	292
4	Lincoln National Corp.	247
5	Loews Corp.	202
9	Marsh & McLennan Cos., Inc.	530
19	MetLife, Inc.	986
5	Principal Financial Group, Inc.	239
9	Progressive Corp. (The)	248
8	Prudential Financial, Inc.	649
2	Torchmark Corp.	123
5	Travelers Cos., Inc. (The)	549
4	Unum Group	148
5	XL Group plc, (Ireland)	192

		8,415

	Real Estate Investment Trusts (REITs) — 2.4%
7	American Tower Corp.	662
3	Apartment Investment & Management Co., Class A	100
2	AvalonBay Communities, Inc.	371
3	Boston Properties, Inc.	336
6	Crown Castle International Corp.	460
6	Equity Residential	457
1	Essex Property Trust, Inc.	245
11	General Growth Properties, Inc.	300
8	HCP, Inc.	301
6	Health Care REIT, Inc.	415
13	Host Hotels & Resorts, Inc.	255
3	Iron Mountain, Inc.	115
7	Kimco Realty Corp.	167
2	Macerich Co. (The)	195
3	Plum Creek Timber Co., Inc.	123
9	Prologis, Inc.	342
2	Public Storage	474
4	Realty Income Corp.	173
5	Simon Property Group, Inc.	952
2	SL Green Realty Corp.	198
6	Ventas, Inc.	372
3	Vornado Realty Trust	295
9	Weyerhaeuser Co.	289

		7,597

	Real Estate Management & Development — 0.1%
5	CBRE Group, Inc., Class A (a)	181

	Thrifts & Mortgage Finance — 0.0% (g)
8	Hudson City Bancorp, Inc.	77

	Total Financials	51,178

Health Care — 14.9%
	Biotechnology — 3.0%
3	Alexion Pharmaceuticals, Inc. (a)	559
13	Amgen, Inc.	2,003
4	Biogen, Inc. (a)	1,573
14	Celgene Corp. (a)	1,547
25	Gilead Sciences, Inc. (a)	2,824
1	Regeneron Pharmaceuticals, Inc. (a)	639
4	Vertex Pharmaceuticals, Inc. (a)	524

		9,669

	Health Care Equipment & Supplies — 2.1%
25	Abbott Laboratories	1,239
9	Baxter International, Inc.	610
4	Becton, Dickinson and Co.	496
22	Boston Scientific Corp. (a)	411
1	C.R. Bard, Inc.	214
2	DENTSPLY International, Inc.	123
2	Edwards Lifesciences Corp. (a)	238
1	Intuitive Surgical, Inc. (a)	301
24	Medtronic plc, (Ireland)	1,837
5	St. Jude Medical, Inc.	350
5	Stryker Corp.	486
2	Varian Medical Systems, Inc. (a)	146
3	Zimmer Holdings, Inc.	327

		6,778

	Health Care Providers & Services — 2.8%
6	Aetna, Inc.	701
4	AmerisourceBergen Corp.	397
5	Anthem, Inc.	756
6	Cardinal Health, Inc.	492
4	Cigna Corp.	615
3	DaVita HealthCare Partners, Inc. (a)	244
12	Express Scripts Holding Co. (a)	1,070

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Health Care Providers & Services — continued
5	HCA Holdings, Inc. (a)	407
1	Henry Schein, Inc. (a)	200
3	Humana, Inc.	542
2	Laboratory Corp. of America Holdings (a)	200
4	McKesson Corp.	933
1	Patterson Cos., Inc.	69
2	Quest Diagnostics, Inc.	183
2	Tenet Healthcare Corp. (a)	88
16	UnitedHealth Group, Inc.	1,936
2	Universal Health Services, Inc., Class B	199

		9,032

	Health Care Technology — 0.1%
5	Cerner Corp. (a)	346

	Life Sciences Tools & Services — 0.5%
6	Agilent Technologies, Inc.	233
2	PerkinElmer, Inc.	101
7	Thermo Fisher Scientific, Inc.	869
1	Waters Corp. (a)	187

		1,390

	Pharmaceuticals — 6.4%
29	AbbVie, Inc.	1,934
7	Actavis plc (a)	2,023
28	Bristol-Myers Squibb Co.	1,813
17	Eli Lilly & Co.	1,303
3	Endo International plc, (Ireland) (a)	251
3	Hospira, Inc. (a)	256
47	Johnson & Johnson	4,702
2	Mallinckrodt plc (a)	255
48	Merck & Co., Inc.	2,918
7	Mylan N.V. (a)	499
2	Perrigo Co. plc, (Ireland)	453
104	Pfizer, Inc.	3,597
8	Zoetis, Inc.	421

		20,425

	Total Health Care	47,640

Industrials — 10.1%
	Aerospace & Defense — 2.6%
11	Boeing Co. (The)	1,554
5	General Dynamics Corp.	746
13	Honeywell International, Inc.	1,377
1	L-3 Communications Holdings, Inc.	164
5	Lockheed Martin Corp.	853
3	Northrop Grumman Corp.	533
2	Precision Castparts Corp.	507
5	Raytheon Co.	536
2	Rockwell Collins, Inc.	214
5	Textron, Inc.	211
14	United Technologies Corp.	1,635

		8,330

	Air Freight & Logistics — 0.7%
2	C.H. Robinson Worldwide, Inc.	153
3	Expeditors International of Washington, Inc.	148
4	FedEx Corp.	771
12	United Parcel Service, Inc., Class B	1,164

		2,236

	Airlines — 0.5%
12	American Airlines Group, Inc.	513
14	Delta Air Lines, Inc.	598
11	Southwest Airlines Co.	423

		1,534

	Building Products — 0.1%
2	Allegion plc, (Ireland)	101
6	Masco Corp.	160

		261

	Commercial Services & Supplies — 0.4%
3	ADT Corp. (The)	105
2	Cintas Corp.	142
3	Pitney Bowes, Inc.	74
4	Republic Services, Inc.	171
1	Stericycle, Inc. (a)	197
7	Tyco International plc	286
7	Waste Management, Inc.	358

		1,333

	Construction & Engineering — 0.1%
2	Fluor Corp.	140
2	Jacobs Engineering Group, Inc. (a)	94
4	Quanta Services, Inc. (a)	105

		339

	Electrical Equipment — 0.5%
4	AMETEK, Inc.	219
8	Eaton Corp. plc	574
12	Emerson Electric Co.	698
2	Rockwell Automation, Inc.	281

		1,772

	Industrial Conglomerates — 2.4%
11	3M Co.	1,705

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Industrial Conglomerates — continued
10	Danaher Corp.	895
170	General Electric Co.	4,635
2	Roper Technologies, Inc.	297

		7,532

	Machinery — 1.5%
10	Caterpillar, Inc.	873
3	Cummins, Inc.	385
6	Deere & Co.	537
3	Dover Corp.	208
2	Flowserve Corp.	125
6	Illinois Tool Works, Inc.	553
4	Ingersoll-Rand plc	306
2	Joy Global, Inc.	64
6	PACCAR, Inc.	381
2	Pall Corp.	224
2	Parker-Hannifin Corp.	290
3	Pentair plc, (United Kingdom)	197
1	Snap-on, Inc.	153
3	Stanley Black & Decker, Inc.	272
3	Xylem, Inc.	113

		4,681

	Professional Services — 0.2%
1	Dun & Bradstreet Corp. (The)	78
2	Equifax, Inc.	202
6	Nielsen N.V.	282
2	Robert Half International, Inc.	129

		691

	Road & Rail — 0.9%
17	CSX Corp.	570
2	Kansas City Southern	169
5	Norfolk Southern Corp.	477
1	Ryder System, Inc.	82
15	Union Pacific Corp.	1,502

		2,800

	Trading Companies & Distributors — 0.2%
5	Fastenal Co.	190
2	United Rentals, Inc. (a)	145
1	W.W. Grainger, Inc.	244

		579

	Total Industrials	32,088

Information Technology — 19.9%
	Communications Equipment — 1.6%
86	Cisco Systems, Inc.	2,527
1	F5 Networks, Inc. (a)	153
2	Harris Corp.	165
6	Juniper Networks, Inc.	170
3	Motorola Solutions, Inc.	190
28	QUALCOMM, Inc.	1,941

		5,146

	Electronic Equipment, Instruments & Components — 0.4%
5	Amphenol Corp., Class A	299
21	Corning, Inc.	449
2	FLIR Systems, Inc.	72
7	TE Connectivity Ltd., (Switzerland)	473

		1,293

	Internet Software & Services — 3.2%
3	Akamai Technologies, Inc. (a)	230
19	eBay, Inc. (a)	1,141
1	Equinix, Inc.	256
35	Facebook, Inc., Class A (a)	2,807
5	Google, Inc., Class A (a)	2,630
5	Google, Inc., Class C (a)	2,579
2	VeriSign, Inc. (a)	112
15	Yahoo!, Inc. (a)	631

		10,386

	IT Services — 3.4%
11	Accenture plc, (Ireland), Class A	1,019
1	Alliance Data Systems Corp. (a)	316
8	Automatic Data Processing, Inc.	686
10	Cognizant Technology Solutions Corp., Class A (a)	666
2	Computer Sciences Corp.	163
5	Fidelity National Information Services, Inc.	302
4	Fiserv, Inc. (a)	323
16	International Business Machines Corp.	2,634
16	MasterCard, Inc., Class A	1,521
6	Paychex, Inc.	273
2	Teradata Corp. (a)	95
3	Total System Services, Inc.	115
33	Visa, Inc., Class A	2,250
9	Western Union Co. (The)	193
18	Xerox Corp.	202

		10,758

	Semiconductors & Semiconductor Equipment — 2.5%
5	Altera Corp.	248
5	Analog Devices, Inc.	358

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
21	Applied Materials, Inc.	418
4	Avago Technologies Ltd., (Singapore)	642
9	Broadcom Corp., Class A	523
1	First Solar, Inc. (a)	63
80	Intel Corp.	2,756
3	KLA-Tencor Corp.	164
3	Lam Research Corp.	221
4	Linear Technology Corp.	193
3	Microchip Technology, Inc.	167
18	Micron Technology, Inc. (a)	508
9	NVIDIA Corp.	193
3	Skyworks Solutions, Inc.	353
18	Texas Instruments, Inc.	989
4	Xilinx, Inc.	209

		8,005

	Software — 3.8%
8	Adobe Systems, Inc. (a)	636
4	Autodesk, Inc. (a)	207
5	CA, Inc.	164
3	Citrix Systems, Inc. (a)	175
5	Electronic Arts, Inc. (a)	330
5	Intuit, Inc.	487
139	Microsoft Corp.	6,492
54	Oracle Corp.	2,354
3	Red Hat, Inc. (a)	239
10	Salesforce.com, Inc. (a)	743
12	Symantec Corp.	284

		12,111

	Technology Hardware, Storage & Peripherals — 5.0%
98	Apple, Inc.	12,815
34	EMC Corp.	884
31	Hewlett-Packard Co.	1,025
5	NetApp, Inc.	176
4	SanDisk Corp.	246
6	Seagate Technology plc	309
4	Western Digital Corp.	357

		15,812

	Total Information Technology	63,511

Materials — 3.2%
	Chemicals — 2.4%
3	Air Products & Chemicals, Inc.	478
1	Airgas, Inc.	116
1	CF Industries Holdings, Inc.	256
18	Dow Chemical Co. (The)	957
15	E.I. du Pont de Nemours & Co.	1,086
3	Eastman Chemical Co.	193
5	Ecolab, Inc.	521
2	FMC Corp.	129
1	International Flavors & Fragrances, Inc.	162
7	LyondellBasell Industries N.V., Class A	676
8	Monsanto Co.	955
5	Mosaic Co. (The)	241
2	PPG Industries, Inc.	526
5	Praxair, Inc.	599
1	Sherwin-Williams Co. (The)	392
2	Sigma-Aldrich Corp.	281

		7,568

	Construction Materials — 0.1%
1	Martin Marietta Materials, Inc.	155
2	Vulcan Materials Co.	201

		356

	Containers & Packaging — 0.2%
2	Avery Dennison Corp.	94
2	Ball Corp.	165
3	MeadWestvaco Corp.	143
3	Owens-Illinois, Inc. (a)	66
4	Sealed Air Corp.	173

		641

	Metals & Mining — 0.4%
21	Alcoa, Inc.	258
2	Allegheny Technologies, Inc.	60
18	Freeport-McMoRan, Inc.	345
8	Newmont Mining Corp.	229
5	Nucor Corp.	255

		1,147

	Paper & Forest Products — 0.1%
7	International Paper Co.	370

	Total Materials	10,082

Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
88	AT&T, Inc.	3,027
10	CenturyLink, Inc.	318
17	Frontier Communications Corp.	87
5	Level 3 Communications, Inc. (a)	269
70	Verizon Communications, Inc.	3,470

	Total Telecommunication Services	7,171

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
Utilities — 2.9%
	Electric Utilities — 1.7%
8	American Electric Power Co., Inc.	465
12	Duke Energy Corp.	905
6	Edison International	335
3	Entergy Corp.	233
5	Eversource Energy	264
15	Exelon Corp.	491
7	FirstEnergy Corp.	254
7	NextEra Energy, Inc.	766
4	Pepco Holdings, Inc.	116
2	Pinnacle West Capital Corp.	114
11	PPL Corp.	391
15	Southern Co. (The)	671
9	Xcel Energy, Inc.	291

		5,296

	Gas Utilities — 0.0% (g)
2	AGL Resources, Inc.	102

	Independent Power & Renewable Electricity Producers — 0.1%
11	AES Corp.	148
6	NRG Energy, Inc.	144

		292

	Multi-Utilities — 1.1%
4	Ameren Corp.	165
7	CenterPoint Energy, Inc.	148
5	CMS Energy Corp.	159
5	Consolidated Edison, Inc.	306
10	Dominion Resources, Inc.	701
3	DTE Energy Co.	237
1	Integrys Energy Group, Inc.	97
5	NiSource, Inc.	252
8	PG&E Corp.	430
9	Public Service Enterprise Group, Inc.	364
2	SCANA Corp.	128
4	Sempra Energy	420
4	TECO Energy, Inc.	75
4	Wisconsin Energy Corp.	184

		3,666

	Total Utilities	9,356

	Total Common Stocks (Cost $144,139)	315,345

Exchange Traded Fund — 0.1%
	U.S. Equity — 0.1%
2	SPDR S&P 500 ETF Trust (Cost $433)	455

NUMBER OF RIGHTS
Rights — 0.0% (g)
Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
5	Safeway, Inc., Casa Ley CVR (a) (i)	—	(h)
5	Safeway, Inc., PDC CVR (a) (i)	—	(h)

	Total Rights (Cost $–)	—	(h)

PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.4%
	U.S. Treasury Obligations — 0.1%
240	U.S. Treasury Bill, 0.011%, 08/13/15 (k) (n)	240

SHARES
	Investment Company — 0.3%
912	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.070% (b) (l)	912

	Total Short-Term Investments (Cost $1,152)	1,152

	Total Investments — 99.5% (Cost $145,724)	316,952
	Other Assets in Excess of Liabilities — 0.5%	1,727

	NET ASSETS — 100.0%	$318,679

Percentages indicated are based on net assets.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT MAY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
21	E-mini S&P 500	06/19/15	$2,211	$34

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights
ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.
(q)	—	Investment in affiliate which is a security in the Fund’s index.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$173,004
Aggregate gross unrealized depreciation	(1,776)

Net unrealized appreciation/depreciation	$171,228

Federal income tax cost of investments	$145,724

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments - The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$39,344	$–	$–		$39,344
Consumer Staples	29,887	–	–		29,887
Energy	25,088	–	–		25,088
Financials	51,178	–	–		51,178
Health Care	47,640	–	–		47,640
Industrials	32,088	–	–		32,088
Information Technology	63,511	–	–		63,511
Materials	10,082	–	–		10,082
Telecommunication Services	7,171	–	–		7,171
Utilities	9,356	–	–		9,356

Total Common Stocks	315,345	–	–		315,345

Exchange Traded Fund	455	–	–		455
Rights
Consumer Staples	–	–	–	(a)	–	(a)
Short-Term Investments
U.S. Treasury Obligations	–	240	–		240
Investment Company	912	–	–		912

Total Investments in Securities	$316,712	$240	$–	(a)	$316,952

Appreciation in Other Financial Instruments
Futures Contracts	$34	$–	$–		$34

(a)	Amount rounds to less than $1,000.

There were no transfers between Level 1 and 2 during the period May 31, 2015.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 10.3%
137	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.985%, 12/27/22 (e)	137
	Ally Auto Receivables Trust,
344	Series 2013-2, Class A3, 0.790%, 01/15/18	344
120	Series 2013-2, Class A4, 1.240%, 11/15/18	120
198	Series 2014-SN2, Class A3, 1.030%, 09/20/17	198
688	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	688
305	Series 2015-SN1, Class A3, 1.210%, 12/20/17	306
	American Credit Acceptance Receivables Trust,
6	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	6
121	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	121
195	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	195
1,000	American Homes 4 Rent, Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	1,022
	AmeriCredit Automobile Receivables Trust,
21	Series 2013-1, Class A3, 0.610%, 10/10/17	21
157	Series 2013-5, Class A3, 0.900%, 09/10/18	158
247	Series 2015-2, Class A2A, 0.830%, 09/10/18	247
129	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	129
186	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	186
135	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	135
250	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	250
35	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.555%, 04/25/36	34
	BMW Vehicle Owner Trust,
140	Series 2013-A, Class A3, 0.670%, 11/27/17	140
251	Series 2014-A, Class A2, 0.530%, 04/25/17	251
160	Series 2014-A, Class A3, 0.970%, 11/26/18	160
100	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	101
22	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	22
	CarFinance Capital Auto Trust,
17	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	17
448	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	447
125	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	126
247	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	247
192	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	192
250	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.175%, 10/15/21 (e) (i)	250
	CarMax Auto Owner Trust,
154	Series 2013-4, Class A3, 0.800%, 07/16/18	154
137	Series 2013-4, Class A4, 1.280%, 05/15/19	137
337	Series 2014-2, Class A3, 0.980%, 01/15/19	337
1,212	Series 2015-2, Class A2A, 0.820%, 06/15/18	1,213
94	Carnow Auto Receivables Trust, Series 2014-1A, Class A, 0.960%, 01/17/17 (e)	94
87	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	89
596	Colony American Homes, Series 2014-2A, Class A, VAR, 1.133%, 07/17/31 (e)	591
300	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	300
212	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	214
	CPS Auto Receivables Trust,
18	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	19
17	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	17
111	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	111

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
238	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	238
234	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	233
271	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	270
337	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	337
252	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	252
250	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	250
	Drive Auto Receivables Trust,
303	Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	303
177	Series 2015-AA, Class D, 4.120%, 06/15/22 (e)	180
408	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	409
320	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	315
	DT Auto Owner Trust,
315	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	315
193	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	193
	Exeter Automobile Receivables Trust,
24	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	24
1,539	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	1,540
300	Series 2014-1A, Class B, 2.420%, 01/15/19 (e)	302
143	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	143
484	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	484
56	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	57
342	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	343
500	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	504
575	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	574
	Fifth Third Auto Trust,
132	Series 2013-1, Class A3, 0.880%, 10/16/17	132
113	Series 2014-3, Class A2A, 0.570%, 05/15/17	113
77	Series 2014-3, Class A3, 0.960%, 03/15/19	77
	First Investors Auto Owner Trust,
12	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	12
20	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	20
162	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	162
138	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	138
220	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	220
	FirstKey Lending Trust,
300	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	302
144	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	145
	Flagship Credit Auto Trust,
335	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	335
143	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	143
310	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	309
89	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	90
44	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	45
325	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	326
	Ford Credit Auto Lease Trust,
215	Series 2013-B, Class A3, 0.760%, 09/15/16	215
100	Series 2013-B, Class A4, 0.960%, 10/15/16	100
26	Series 2014-A, Class A2A, 0.500%, 10/15/16	26
83	Series 2014-B, Class A3, 0.890%, 09/15/17	83
33	Series 2014-B, Class A4, 1.100%, 11/15/17	33
	Ford Credit Auto Owner Trust,
30	Series 2012-D, Class A3, 0.510%, 04/15/17	30
293	Series 2014-C, Class A2, 0.610%, 08/15/17	293
245	Series 2014-C, Class A3, 1.060%, 05/15/19	246

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
207		Series 2015-A, Class A2A, 0.810%, 01/15/18	207
471		Series 2015-A, Class A3, 1.280%, 09/15/19	473
933		Series 2015-B, Class A2A, 0.720%, 03/15/18	933
140		Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.566%, 01/15/18	140
249		GCAT, Series 2014-1, Class A1, VAR, 3.228%, 07/25/19 (e)	251
55		GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	54
		GE Equipment Midticket LLC,
11		Series 2012-1, Class A3, 0.600%, 05/23/16	11
60		Series 2012-1, Class A4, 0.780%, 09/22/20	60
		GM Financial Automobile Leasing Trust,
1,357		Series 2015-1, Class A2, 1.100%, 12/20/17	1,361
428		Series 2015-1, Class A3, 1.530%, 09/20/18	429
134		Series 2015-1, Class A4, 1.730%, 06/20/19	135
		GMAT Trust,
195		Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	196
44		Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	44
		GO Financial Auto Securitization Trust,
675		Series 2015-1, Class A, 1.810%, 03/15/18 (e)	674
249		Series 2015-1, Class B, 3.590%, 10/15/20 (e)	249
161		Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	162
357		HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	355
		HLSS Servicer Advance Receivables Trust,
244		Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	244
165		Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	165
167		Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	167
		Honda Auto Receivables Owner Trust,
48		Series 2012-1, Class A4, 0.970%, 04/16/18	48
382		Series 2013-4, Class A3, 0.690%, 09/18/17	382
140		Series 2013-4, Class A4, 1.040%, 02/18/20	140
186		Series 2014-2, Class A3, 0.770%, 03/19/18	186
228		Series 2015-1, Class A2, 0.700%, 06/15/17	228
31		HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.384%, 11/20/36	31
		Huntington Auto Trust,
32		Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	33
–	(h)	Series 2012-1, Class A3, 0.810%, 09/15/16	—	(h)
		Hyundai Auto Receivables Trust,
281		Series 2014-B, Class A3, 0.900%, 12/17/18	281
375		Series 2015-A, Class A2, 0.680%, 10/16/17	375
313		Series 2015-B, Class A2A, 0.690%, 04/16/18	313
233		Series 2015-B, Class A3, 1.120%, 11/15/19	233
600		Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.183%, 06/17/31 (e)	598
400		MarketPlace Loan Trust, Series 2015-OD1, Class A, 3.250%, 12/29/45	399
109		MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	110
63		Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	63
122		Nissan Auto Lease Trust, Series 2013-B, Class A3, 0.750%, 06/15/16	122
		Nissan Auto Receivables Owner Trust,
117		Series 2012-A, Class A4, 1.000%, 07/16/18	117
120		Series 2014-B, Class A3, 1.110%, 05/15/19	120
319		Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	319
366		NRPL Trust, Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	366

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
248	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	248
403	OAK Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A1, SUB, 3.352%, 04/25/54 (e)	404
	OneMain Financial Issuance Trust,
552	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	553
403	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	406
875	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	876
233	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	233
86	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.122%, 10/25/34	86
500	Progreso Receivables Funding II LLC, Series 2014-A, Class A, 3.500%, 07/08/19 (e)	503
500	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	501
	Progress Residential Trust,
568	Series 2015-SFR2, Class A, 2.740%, 06/12/32	569
201	Series 2015-SFR2, Class B, 3.138%, 06/12/32	201
80	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.485%, 03/25/36	78
40	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.409%, 01/25/36	29
177	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	175
	SpringCastle America Funding LLC,
927	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	932
175	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	177
	Springleaf Funding Trust,
636	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	638
840	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	841
461	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	468
43	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	43
670	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	667
175	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 07/15/18 (e)	175
	Toyota Auto Receivables Owner Trust,
177	Series 2014-A, Class A2, 0.410%, 08/15/16	178
194	Series 2014-C, Class A2, 0.510%, 02/15/17	194
134	Series 2014-C, Class A3, 0.930%, 07/16/18	134
266	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.136%, 10/15/21 (e) (i)	266
128	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.430%, 05/17/32 (e)	128
	Truman Capital Mortgage Loan Trust,
215	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	215
171	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	171
159	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	158
342	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	343
37	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	37
383	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	383
106	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	106
305	Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	305
14	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	14
228	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	228
157	VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	156
264	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	264

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
		VOLT XXVI LLC,
563		Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	562
117		Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	115
539		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	540
		World Omni Auto Receivables Trust,
14		Series 2012-A, Class A3, 0.640%, 02/15/17	14
407		Series 2013-B, Class A3, 0.830%, 08/15/18	407
127		Series 2013-B, Class A4, 1.320%, 01/15/20	128
202		Series 2015-A, Class A2A, 0.790%, 07/16/18	202
77		Series 2015-A, Class A3, 1.340%, 05/15/20	77

		Total Asset-Backed Securities (Cost $45,205)	45,289

Collateralized Mortgage Obligations — 17.8%
		Agency CMO — 15.0%
39		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	43
		Federal Home Loan Mortgage Corp. REMIC,
1		Series 11, Class D, 9.500%, 07/15/19	1
1		Series 46, Class B, 7.800%, 09/15/20	1
–	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
1		Series 99, Class Z, 9.500%, 01/15/21	1
7		Series 114, Class H, 6.950%, 01/15/21	8
–	(h)	Series 1079, Class S, HB, IF, 33.369%, 05/15/21	1
–	(h)	Series 1084, Class F, VAR, 1.136%, 05/15/21	—	(h)
–	(h)	Series 1084, Class S, HB, IF, 44.390%, 05/15/21	—	(h)
7		Series 1144, Class KB, 8.500%, 09/15/21	7
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,176.984%, 01/15/22	1
5		Series 1206, Class IA, 7.000%, 03/15/22	5
3		Series 1250, Class J, 7.000%, 05/15/22	3
12		Series 1343, Class LA, 8.000%, 08/15/22	14
52		Series 1466, Class PZ, 7.500%, 02/15/23	59
1		Series 1470, Class F, VAR, 1.687%, 02/15/23	1
20		Series 1491, Class I, 7.500%, 04/15/23	22
19		Series 1518, Class G, IF, 8.885%, 05/15/23	23
17		Series 1541, Class O, VAR, 1.330%, 07/15/23	17
3		Series 1602, Class SA, HB, IF, 22.147%, 10/15/23	5
59		Series 1608, Class L, 6.500%, 09/15/23	68
4		Series 1671, Class L, 7.000%, 02/15/24	5
10		Series 1700, Class GA, PO, 02/15/24	10
104		Series 1706, Class K, 7.000%, 03/15/24	118
358		Series 1720, Class PL, 7.500%, 04/15/24	408
12		Series 1745, Class D, 7.500%, 08/15/24	13
21		Series 1798, Class F, 5.000%, 05/15/23	23
1		Series 1807, Class G, 9.000%, 10/15/20	1
112		Series 1927, Class PH, 7.500%, 01/15/27	129
46		Series 1981, Class Z, 6.000%, 05/15/27	51
15		Series 1987, Class PE, 7.500%, 09/15/27	17
6		Series 2033, Class SN, HB, IF, 28.345%, 03/15/24	2
18		Series 2038, Class PN, IO, 7.000%, 03/15/28	3
96		Series 2040, Class PE, 7.500%, 03/15/28	111
12		Series 2056, Class TD, 6.500%, 05/15/18	12
103		Series 2063, Class PG, 6.500%, 06/15/28	119
16		Series 2064, Class TE, 7.000%, 06/15/28	19
73		Series 2075, Class PH, 6.500%, 08/15/28	82
71		Series 2075, Class PM, 6.250%, 08/15/28	80
22		Series 2089, Class PJ, IO, 7.000%, 10/15/28	3
42		Series 2125, Class JZ, 6.000%, 02/15/29	47
10		Series 2163, Class PC, IO, 7.500%, 06/15/29	2
196		Series 2169, Class TB, 7.000%, 06/15/29	225
65		Series 2172, Class QC, 7.000%, 07/15/29	74
1		Series 2196, Class TL, 7.500%, 11/15/29	1
34		Series 2201, Class C, 8.000%, 11/15/29	39
86		Series 2210, Class Z, 8.000%, 01/15/30	100

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
24		Series 2224, Class CB, 8.000%, 03/15/30	29
42		Series 2256, Class MC, 7.250%, 09/15/30	49
50		Series 2259, Class ZM, 7.000%, 10/15/30	58
51		Series 2271, Class PC, 7.250%, 12/15/30	58
41		Series 2283, Class K, 6.500%, 12/15/23	46
22		Series 2296, Class PD, 7.000%, 03/15/31	26
11		Series 2306, Class K, PO, 05/15/24	11
28		Series 2306, Class SE, IF, IO, 8.700%, 05/15/24	4
29		Series 2333, Class HC, 6.000%, 07/15/31	29
5		Series 2344, Class QG, 6.000%, 08/15/16	5
423		Series 2344, Class ZD, 6.500%, 08/15/31	498
52		Series 2344, Class ZJ, 6.500%, 08/15/31	59
36		Series 2345, Class NE, 6.500%, 08/15/31	42
10		Series 2345, Class PQ, 6.500%, 08/15/16	10
22		Series 2347, Class VP, 6.500%, 03/15/20	23
47		Series 2351, Class PZ, 6.500%, 08/15/31	55
6		Series 2355, Class BP, 6.000%, 09/15/16	6
7		Series 2360, Class PG, 6.000%, 09/15/16	7
7		Series 2366, Class MD, 6.000%, 10/15/16	7
9		Series 2391, Class QR, 5.500%, 12/15/16	9
38		Series 2410, Class NG, 6.500%, 02/15/32	44
58		Series 2410, Class OE, 6.375%, 02/15/32	63
25		Series 2410, Class QX, IF, IO, 8.464%, 02/15/32	8
94		Series 2412, Class SP, IF, 15.729%, 02/15/32	135
27		Series 2423, Class MC, 7.000%, 03/15/32	31
55		Series 2423, Class MT, 7.000%, 03/15/32	64
211		Series 2435, Class CJ, 6.500%, 04/15/32	247
62		Series 2441, Class GF, 6.500%, 04/15/32	72
60		Series 2444, Class ES, IF, IO, 7.764%, 03/15/32	16
73		Series 2450, Class GZ, 7.000%, 05/15/32	83
24		Series 2450, Class SW, IF, IO, 7.814%, 03/15/32	6
110		Series 2455, Class GK, 6.500%, 05/15/32	128
153		Series 2466, Class DH, 6.500%, 06/15/32	176
72		Series 2474, Class NR, 6.500%, 07/15/32	83
122		Series 2484, Class LZ, 6.500%, 07/15/32	142
147		Series 2500, Class MC, 6.000%, 09/15/32	170
214		Series 2512, Class PG, 5.500%, 10/15/22	236
40		Series 2535, Class BK, 5.500%, 12/15/22	43
44		Series 2537, Class TE, 5.500%, 12/15/17	46
245		Series 2543, Class YX, 6.000%, 12/15/32	277
319		Series 2568, Class KG, 5.500%, 02/15/23	352
426		Series 2575, Class ME, 6.000%, 02/15/33	470
36		Series 2586, Class WI, IO, 6.500%, 03/15/33	7
53		Series 2622, Class PE, 4.500%, 05/15/18	55
32		Series 2631, Class LC, 4.500%, 06/15/18	34
51		Series 2651, Class VZ, 4.500%, 07/15/18	54
–	(h)	Series 2672, Class ME, 5.000%, 11/15/22	—	(h)
95		Series 2684, Class PO, PO, 01/15/33	95
64		Series 2744, Class TU, 5.500%, 05/15/32	66
140		Series 2907, Class VC, 4.500%, 05/15/34	141
84		Series 2934, Class EC, PO, 02/15/20	83
109		Series 2990, Class SL, HB, IF, 23.813%, 06/15/34	155
1,085		Series 2990, Class UZ, 5.750%, 06/15/35	1,172
232		Series 2999, Class ND, 4.500%, 07/15/20	244
13		Series 3068, Class AO, PO, 01/15/35	13
131		Series 3117, Class EO, PO, 02/15/36	123
14		Series 3117, Class OK, PO, 02/15/36	13
199		Series 3122, Class OH, PO, 03/15/36	185
200		Series 3137, Class XP, 6.000%, 04/15/36	231
6		Series 3149, Class SO, PO, 05/15/36	5
287		Series 3152, Class MO, PO, 03/15/36	270

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
118		Series 3171, Class MO, PO, 06/15/36	106
50		Series 3179, Class OA, PO, 07/15/36	48
413		Series 3202, Class HI, IF, IO, 6.464%, 08/15/36	71
69		Series 3232, Class ST, IF, IO, 6.514%, 10/15/36	12
62		Series 3253, Class PO, PO, 12/15/21	62
44		Series 3316, Class JO, PO, 05/15/37	40
956		Series 3417, Class EO, PO, 11/15/36	865
229		Series 3481, Class SJ, IF, IO, 5.664%, 08/15/38	27
97		Series 3607, Class AO, PO, 04/15/36	91
10		Series 3607, Class EO, PO, 02/15/33	10
306		Series 3607, Class OP, PO, 07/15/37	264
62		Series 3611, Class PO, PO, 07/15/34	54
555		Series 3680, Class MA, 4.500%, 07/15/39	608
223		Series 3804, Class FN, VAR, 0.636%, 03/15/39	224
595		Series 3819, Class ZQ, 6.000%, 04/15/36	675
244		Series 3997, Class PF, VAR, 0.636%, 11/15/39	245
856		Series 4219, Class JA, 3.500%, 08/15/39	906
1,410		Series 4374, Class NC, SUB, 1.750%, 02/15/46	1,464
		Federal Home Loan Mortgage Corp. STRIPS,
32		Series 243, Class 16, IO, 4.500%, 11/15/20	2
846		Series 262, Class 35, 3.500%, 07/15/42	882
828		Series 267, Class F5, VAR, 0.686%, 08/15/42	833
853		Series 274, Class F1, VAR, 0.686%, 08/15/42	856
822		Series 279, Class F6, VAR, 0.636%, 09/15/42	822
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
37		Series T-41, Class 3A, VAR, 6.157%, 07/25/32	42
31		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	38
318		Series T-54, Class 2A, 6.500%, 02/25/43	377
110		Series T-54, Class 3A, 7.000%, 02/25/43	135
836		Series T-56, Class A5, 5.231%, 05/25/43	940
28		Series T-58, Class APO, PO, 09/25/43	23
226		Series T-76, Class 2A, VAR, 3.006%, 10/25/37	229
		Federal National Mortgage Association - ACES,
500		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	551
230		Series 2012-M11, Class FA, VAR, 0.678%, 08/25/19	232
1,000		Series 2012-M9, Class A2, 2.482%, 04/25/22	1,015
1,000		Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,025
636		Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	652
444		Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	477
2,000		Series 2014-M3, Class A2, VAR, 3.476%, 01/25/24	2,145
1,000		Series 2015-M3, Class A2, 2.723%, 10/25/24	1,006
820		Series 2015-M7, Class A2, 2.590%, 12/25/24	816
		Federal National Mortgage Association REMIC,
1		Series 1988-7, Class Z, 9.250%, 04/25/18	1
4		Series 1989-70, Class G, 8.000%, 10/25/19	5
2		Series 1989-78, Class H, 9.400%, 11/25/19	2
2		Series 1989-83, Class H, 8.500%, 11/25/19	2
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
1		Series 1990-1, Class D, 8.800%, 01/25/20	1
1		Series 1990-7, Class B, 8.500%, 01/25/20	1
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-63, Class H, 9.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
6		Series 1990-102, Class J, 6.500%, 08/25/20	7

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
2		Series 1990-120, Class H, 9.000%, 10/25/20	2
–	(h)	Series 1990-134, Class SC, HB, IF, 21.323%, 11/25/20	1
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	—	(h)
2		Series 1991-42, Class S, IF, 17.352%, 05/25/21	2
35		Series 1992-107, Class SB, HB, IF, 29.521%, 06/25/22	57
2		Series 1992-143, Class MA, 5.500%, 09/25/22	3
16		Series 1993-25, Class J, 7.500%, 03/25/23	18
112		Series 1993-37, Class PX, 7.000%, 03/25/23	125
40		Series 1993-54, Class Z, 7.000%, 04/25/23	45
8		Series 1993-62, Class SA, IF, 18.930%, 04/25/23	12
11		Series 1993-122, Class M, 6.500%, 07/25/23	12
4		Series 1993-165, Class SD, IF, 13.399%, 09/25/23	5
17		Series 1993-178, Class PK, 6.500%, 09/25/23	20
287		Series 1993-183, Class KA, 6.500%, 10/25/23	330
127		Series 1993-189, Class PL, 6.500%, 10/25/23	143
27		Series 1993-247, Class SA, HB, IF, 27.969%, 12/25/23	47
6		Series 1993-250, Class Z, 7.000%, 12/25/23	6
2		Series 1994-9, Class E, PO, 11/25/23	2
76		Series 1996-14, Class SE, IF, IO, 8.810%, 08/25/23	17
2		Series 1996-27, Class FC, VAR, 0.685%, 03/25/17	2
8		Series 1996-59, Class J, 6.500%, 08/25/22	9
35		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	2
35		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	2
18		Series 1997-27, Class J, 7.500%, 04/18/27	20
23		Series 1997-29, Class J, 7.500%, 04/20/27	28
53		Series 1997-39, Class PD, 7.500%, 05/20/27	62
15		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	2
2		Series 1998-4, Class C, PO, 04/25/23	2
14		Series 1998-36, Class ZB, 6.000%, 07/18/28	16
171		Series 1998-43, Class EA, PO, 04/25/23	169
102		Series 2000-2, Class ZE, 7.500%, 02/25/30	117
34		Series 2001-4, Class PC, 7.000%, 03/25/21	37
67		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	10
78		Series 2001-36, Class DE, 7.000%, 08/25/31	91
18		Series 2001-44, Class PD, 7.000%, 09/25/31	20
119		Series 2001-48, Class Z, 6.500%, 09/25/21	132
14		Series 2001-49, Class Z, 6.500%, 09/25/31	16
16		Series 2001-71, Class MB, 6.000%, 12/25/16	16
17		Series 2001-71, Class QE, 6.000%, 12/25/16	17
113		Series 2001-74, Class MB, 6.000%, 12/25/16	116
14		Series 2001-81, Class LO, PO, 01/25/32	13
38		Series 2002-1, Class HC, 6.500%, 02/25/22	42
21		Series 2002-1, Class SA, HB, IF, 24.587%, 02/25/32	38
10		Series 2002-2, Class UC, 6.000%, 02/25/17	11
16		Series 2002-3, Class OG, 6.000%, 02/25/17	17
49		Series 2002-21, Class PE, 6.500%, 04/25/32	55
45		Series 2002-24, Class AJ, 6.000%, 04/25/17	46
50		Series 2002-28, Class PK, 6.500%, 05/25/32	56
53		Series 2002-37, Class Z, 6.500%, 06/25/32	62
54		Series 2002-94, Class BK, 5.500%, 01/25/18	56
202		Series 2003-22, Class UD, 4.000%, 04/25/33	213

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
162	Series 2003-34, Class GB, 6.000%, 03/25/33	177
304	Series 2003-34, Class GE, 6.000%, 05/25/33	356
11	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	2
191	Series 2003-47, Class PE, 5.750%, 06/25/33	217
24	Series 2003-52, Class SX, HB, IF, 22.396%, 10/25/31	36
25	Series 2003-64, Class SX, IF, 13.299%, 07/25/33	30
120	Series 2003-71, Class DS, IF, 7.226%, 08/25/33	128
63	Series 2003-80, Class SY, IF, IO, 7.465%, 06/25/23	4
77	Series 2003-83, Class PG, 5.000%, 06/25/23	81
19	Series 2003-91, Class SD, IF, 12.192%, 09/25/33	24
171	Series 2003-116, Class SB, IF, IO, 7.415%, 11/25/33	43
19	Series 2003-130, Class SX, IF, 11.243%, 01/25/34	22
160	Series 2004-25, Class PC, 5.500%, 01/25/34	168
117	Series 2004-25, Class SA, IF, 19.017%, 04/25/34	172
107	Series 2004-36, Class PC, 5.500%, 02/25/34	113
117	Series 2004-36, Class SA, IF, 19.017%, 05/25/34	165
74	Series 2004-46, Class SK, IF, 15.992%, 05/25/34	98
889	Series 2004-50, Class VZ, 5.500%, 07/25/34	975
63	Series 2004-61, Class SH, HB, IF, 23.249%, 11/25/32	103
58	Series 2004-74, Class SW, IF, 15.133%, 11/25/31	83
62	Series 2004-76, Class CL, 4.000%, 10/25/19	65
116	Series 2005-45, Class DC, HB, IF, 23.633%, 06/25/35	181
21	Series 2005-52, Class PA, 6.500%, 06/25/35	22
85	Series 2005-56, Class S, IF, IO, 6.525%, 07/25/35	15
162	Series 2005-56, Class TP, IF, 17.596%, 08/25/33	217
547	Series 2005-68, Class PG, 5.500%, 08/25/35	608
224	Series 2005-73, Class PS, IF, 16.238%, 08/25/35	306
96	Series 2005-74, Class CS, IF, 19.512%, 05/25/35	134
184	Series 2005-106, Class US, HB, IF, 23.889%, 11/25/35	284
624	Series 2005-121, Class DX, 5.500%, 01/25/26	686
193	Series 2006-27, Class OH, PO, 04/25/36	181
63	Series 2006-44, Class P, PO, 12/25/33	55
390	Series 2006-56, Class FC, VAR, 0.475%, 07/25/36	392
81	Series 2006-59, Class QO, PO, 01/25/33	81
62	Series 2006-65, Class QO, PO, 07/25/36	60
93	Series 2006-72, Class GO, PO, 08/25/36	90
198	Series 2006-77, Class PC, 6.500%, 08/25/36	226
75	Series 2006-79, Class DO, PO, 08/25/36	72
134	Series 2006-110, Class PO, PO, 11/25/36	118
231	Series 2006-124, Class HB, VAR, 5.962%, 11/25/36	236
101	Series 2007-14, Class ES, IF, IO, 6.255%, 03/25/37	15
78	Series 2007-79, Class SB, HB, IF, 23.339%, 08/25/37	117
500	Series 2007-81, Class GE, 6.000%, 08/25/37	569
205	Series 2007-88, Class VI, IF, IO, 6.355%, 09/25/37	32
531	Series 2007-91, Class ES, IF, IO, 6.275%, 10/25/37	82
107	Series 2007-106, Class A7, VAR, 6.139%, 10/25/37	119
143	Series 2007-116, Class HI, IO, VAR, 1.505%, 01/25/38	10
54	Series 2008-10, Class XI, IF, IO, 6.045%, 03/25/38	6
40	Series 2008-16, Class IS, IF, IO, 6.015%, 03/25/38	7
80	Series 2008-28, Class QS, HB, IF, 20.146%, 04/25/38	115
126	Series 2008-46, Class HI, IO, VAR, 1.737%, 06/25/38	10
107	Series 2009-69, Class PO, PO, 09/25/39	104
758	Series 2009-71, Class BC, 4.500%, 09/25/24	835

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
240		Series 2009-103, Class MB, VAR, 2.358%, 12/25/39	250
1,000		Series 2010-47, Class MB, 5.000%, 09/25/39	1,134
372		Series 2010-71, Class HJ, 5.500%, 07/25/40	424
598		Series 2010-133, Class A, 5.500%, 05/25/38	641
1,000		Series 2011-44, Class EB, 3.000%, 05/25/26	1,039
490		Series 2011-118, Class MT, 7.000%, 11/25/41	581
455		Series 2011-118, Class NT, 7.000%, 11/25/41	538
287		Series 2012-47, Class HF, VAR, 0.585%, 05/25/27	290
844		Series 2012-112, Class FD, VAR, 0.685%, 10/25/42	852
456		Series 2013-101, Class DO, PO, 10/25/43	361
450		Series 2013-128, Class PO, PO, 12/25/43	363
2		Series G-14, Class L, 8.500%, 06/25/21	2
9		Series G-18, Class Z, 8.750%, 06/25/21	10
1		Series G-22, Class G, 6.000%, 12/25/16	1
7		Series G-35, Class M, 8.750%, 10/25/21	8
30		Series G92-35, Class E, 7.500%, 07/25/22	34
2		Series G92-42, Class Z, 7.000%, 07/25/22	2
14		Series G92-44, Class ZQ, 8.000%, 07/25/22	15
26		Series G92-54, Class ZQ, 7.500%, 09/25/22	29
7		Series G93-5, Class Z, 6.500%, 02/25/23	8
10		Series G95-1, Class C, 8.800%, 01/25/25	11
		Federal National Mortgage Association REMIC Trust,
139		Series 2003-W1, Class 1A1, VAR, 5.802%, 12/25/42	156
31		Series 2003-W4, Class 2A, VAR, 6.362%, 10/25/42	35
27		Series 2007-W7, Class 1A4, HB, IF, 38.072%, 07/25/37	44
		Federal National Mortgage Association STRIPS,
–	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
2		Series 218, Class 2, IO, 7.500%, 04/25/23	—	(h)
73		Series 300, Class 1, PO, 3.005%, 09/25/24 (n)	72
13		Series 329, Class 1, PO, 1.936%, 01/25/33 (n)	12
		Federal National Mortgage Association Trust,
72		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	84
229		Series 2005-W3, Class 2AF, VAR, 0.405%, 03/25/45	230
		Government National Mortgage Association,
159		Series 1994-7, Class PQ, 6.500%, 10/16/24	182
18		Series 1999-30, Class S, IF, IO, 8.417%, 08/16/29	6
11		Series 2000-9, Class Z, 8.000%, 06/20/30	13
219		Series 2000-9, Class ZJ, 8.500%, 02/16/30	261
32		Series 2002-31, Class S, IF, IO, 8.517%, 01/16/31	11
89		Series 2002-40, Class UK, 6.500%, 06/20/32	105
84		Series 2002-47, Class PG, 6.500%, 07/16/32	100
106		Series 2002-47, Class PY, 6.000%, 07/20/32	120
107		Series 2002-47, Class ZA, 6.500%, 07/20/32	127
17		Series 2003-24, Class PO, PO, 03/16/33	15
304		Series 2003-40, Class TJ, 6.500%, 03/20/33	355
93		Series 2003-52, Class AP, PO, 06/16/33	87
23		Series 2004-28, Class S, IF, 19.158%, 04/16/34	32
55		Series 2004-71, Class SB, HB, IF, 28.561%, 09/20/34	93
37		Series 2004-73, Class AE, IF, 14.477%, 08/17/34	47
297		Series 2004-90, Class SI, IF, IO, 5.916%, 10/20/34	47
88		Series 2005-68, Class DP, IF, 15.992%, 06/17/35	122
580		Series 2005-68, Class KI, IF, IO, 6.116%, 09/20/35	95
63		Series 2006-59, Class SD, IF, IO, 6.516%, 10/20/36	11

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
233	Series 2007-17, Class JI, IF, IO, 6.627%, 04/16/37	45
265	Series 2007-27, Class SA, IF, IO, 6.016%, 05/20/37	38
416	Series 2007-40, Class SB, IF, IO, 6.566%, 07/20/37	71
254	Series 2007-45, Class QA, IF, IO, 6.456%, 07/20/37	44
251	Series 2007-50, Class AI, IF, IO, 6.591%, 08/20/37	40
59	Series 2007-53, Class ES, IF, IO, 6.366%, 09/20/37	9
63	Series 2007-53, Class SW, IF, 19.653%, 09/20/37	89
62	Series 2007-71, Class SB, IF, IO, 6.516%, 07/20/36	4
131	Series 2007-72, Class US, IF, IO, 6.366%, 11/20/37	21
131	Series 2007-76, Class SA, IF, IO, 6.346%, 11/20/37	23
79	Series 2008-33, Class XS, IF, IO, 7.517%, 04/16/38	18
230	Series 2008-40, Class SA, IF, IO, 6.217%, 05/16/38	45
348	Series 2008-50, Class KB, 6.000%, 06/20/38	398
179	Series 2008-55, Class SA, IF, IO, 6.016%, 06/20/38	27
188	Series 2008-93, Class AS, IF, IO, 5.516%, 12/20/38	27
66	Series 2009-6, Class SA, IF, IO, 5.917%, 02/16/39	8
82	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	17
281	Series 2009-22, Class SA, IF, IO, 6.086%, 04/20/39	43
253	Series 2009-31, Class ST, IF, IO, 6.166%, 03/20/39	32
253	Series 2009-31, Class TS, IF, IO, 6.116%, 03/20/39	36
222	Series 2009-79, Class OK, PO, 11/16/37	200
925	Series 2009-92, Class ZC, 5.000%, 10/20/39	1,061
434	Series 2009-106, Class ST, IF, IO, 5.816%, 02/20/38	71
115	Series 2010-14, Class AO, PO, 12/20/32	115
1,000	Series 2010-105, Class B, 5.000%, 08/20/40	1,152
145	Series 2010-130, Class CP, 7.000%, 10/16/40	172
509	Series 2011-137, Class WA, VAR, 5.529%, 07/20/40	579
468	Series 2012-H21, Class DF, VAR, 0.828%, 05/20/61	469
309	Series 2012-H24, Class FA, VAR, 0.628%, 03/20/60	310
469	Series 2012-H26, Class MA, VAR, 0.728%, 07/20/62	471
788	Series 2013-91, Class WA, VAR, 4.512%, 04/20/43	847
291	Series 2013-H03, Class FA, VAR, 0.478%, 08/20/60	291
490	Series 2013-H07, Class JA, 1.750%, 03/20/63	493
968	Series 2014-H15, Class FA, VAR, 0.678%, 07/20/64	969
872	Series 2014-H17, Class FC, VAR, 0.678%, 07/20/64	871
983	Series 2014-H19, Class FE, VAR, 0.648%, 09/20/64	981
2,943	Series 2015-H04, Class FL, VAR, 0.648%, 02/20/65	2,943
2,950	Series 2015-H12, Class FA, VAR, 0.665%, 05/20/65	2,950
98	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	99
	Vendee Mortgage Trust,
459	Series 1993-1, Class ZB, 7.250%, 02/15/23	523
214	Series 1994-1, Class 1, VAR, 5.570%, 02/15/24	236
312	Series 1996-1, Class 1Z, 6.750%, 02/15/26	358
104	Series 1996-2, Class 1Z, 6.750%, 06/15/26	120
412	Series 1997-1, Class 2Z, 7.500%, 02/15/27	486
101	Series 1998-1, Class 2E, 7.000%, 03/15/28	121

		66,103

	Non-Agency CMO — 2.8%
467	Ajax Mortgage Loan Trust, Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	466
	Alternative Loan Trust,
1,818	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,832

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
305	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	278
	ASG Resecuritization Trust,
73	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	72
222	Series 2009-3, Class A65, VAR, 2.057%, 03/26/37 (e)	221
	Banc of America Alternative Loan Trust,
55	Series 2003-7, Class 2A4, 5.000%, 09/25/18	55
32	Series 2003-11, Class PO, PO, 01/25/34	28
31	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	26
	Banc of America Mortgage Trust,
15	Series 2003-8, Class APO, PO, 11/25/33	12
9	Series 2004-1, Class APO, PO, 02/25/34	8
36	Series 2004-3, Class 1A26, 5.500%, 04/25/34	37
18	Series 2004-6, Class APO, PO, 07/25/34	16
	BCAP LLC Trust,
312	Series 2010-RR7, Class 2A1, VAR, 2.068%, 07/26/45 (e)	313
268	Series 2011-RR10, Class 2A1, VAR, 0.968%, 09/26/37 (e)	257
122	Series 2012-RR2, Class 1A1, VAR, 0.351%, 08/26/36 (e)	120
94	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.160%, 08/25/35	94
	CHL Mortgage Pass-Through Trust,
10	Series 2003-J13, Class PO, PO, 01/25/34	8
13	Series 2003-J7, Class 4A3, IF, 9.534%, 08/25/18	14
68	Series 2004-5, Class 1A4, 5.500%, 06/25/34	71
28	Series 2004-HYB3, Class 2A, VAR, 2.276%, 06/20/34	27
298	Series 2005-22, Class 2A1, VAR, 2.458%, 11/25/35	252
	Citigroup Mortgage Loan Trust,
130	Series 2008-AR4, Class 1A1A, VAR, 2.523%, 11/25/38 (e)	130
275	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	279
156	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	160
	Citigroup Mortgage Loan Trust, Inc.,
17	Series 2003-UP3, Class A3, 7.000%, 09/25/33	18
20	Series 2003-UST1, Class A1, 5.500%, 12/25/18	20
2	Series 2003-UST1, Class PO1, PO, 12/25/18	2
3	Series 2003-UST1, Class PO3, PO, 12/25/18	2
28	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	29
	CSMC,
637	Series 2010-11R, Class A6, VAR, 1.186%, 06/28/47 (e)	613
50	Series 2011-9R, Class A1, VAR, 2.181%, 03/27/46 (e)	50
61	Series 2011-16R, Class 7A3, VAR, 3.376%, 12/27/36 (e)	62
119	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 5.277%, 06/25/20	120
11	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	11
43	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	43
	First Horizon Mortgage Pass-Through Trust,
132	Series 2004-AR7, Class 2A2, VAR, 2.584%, 02/25/35	133
150	Series 2005-AR1, Class 2A2, VAR, 2.618%, 04/25/35	149
256	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	245
45	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	26
231	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
	JP Morgan Mortgage Trust,
682	Series 2003-A1, Class 1A1, VAR, 2.050%, 10/25/33	669
61	Series 2006-A2, Class 4A1, VAR, 2.521%, 08/25/34	61
205	Series 2006-A2, Class 5A3, VAR, 2.432%, 11/25/33	206
	MASTR Adjustable Rate Mortgages Trust,
40	Series 2004-3, Class 4A2, VAR, 2.258%, 04/25/34	37
177	Series 2004-13, Class 2A1, VAR, 2.666%, 04/21/34	178

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
		MASTR Alternative Loan Trust,
144		Series 2003-9, Class 8A1, 6.000%, 01/25/34	146
308		Series 2004-4, Class 10A1, 5.000%, 05/25/24	325
24		Series 2004-7, Class 30PO, PO, 08/25/34	19
23		Series 2004-10, Class 1A1, 4.500%, 09/25/19	23
100		Series 2005-6, Class 3A1, 5.500%, 11/25/20	97
		MASTR Asset Securitization Trust,
36		Series 2003-2, Class 1A1, 5.000%, 03/25/18	36
6		Series 2004-8, Class PO, PO, 08/25/19	5
61		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	49
		Merrill Lynch Mortgage Investors Trust,
294		Series 2003-E, Class A1, VAR, 0.805%, 10/25/28	281
103		Series 2004-A, Class A1, VAR, 0.645%, 04/25/29	99
45		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.825%, 02/25/35	44
60		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	60
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
31		Series 2003-A1, Class A1, 5.500%, 05/25/33	31
21		Series 2003-A1, Class A2, 6.000%, 05/25/33	22
9		Series 2003-A1, Class A5, 7.000%, 04/25/33	10
–	(h)	PaineWebber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		RALI Trust,
16		Series 2002-QS16, Class A3, IF, 16.236%, 10/25/17	17
81		Series 2002-QS8, Class A5, 6.250%, 06/25/17	81
25		Series 2003-QS3, Class A2, IF, 16.094%, 02/25/18	28
100		Series 2003-QS9, Class A3, IF, IO, 7.365%, 05/25/18	8
119		Series 2004-QS3, Class CB, 5.000%, 03/25/19	121
110		Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	95
9		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	9
		Salomon Brothers Mortgage Securities VII, Inc.,
64		Series 2003-HYB1, Class A, VAR, 2.494%, 09/25/33	65
2		Series 2003-UP2, Class PO1, PO, 12/25/18	1
		Springleaf Mortgage Loan Trust,
175		Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	176
130		Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	131
103		Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	104
94		Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	94
224		Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	224
125		Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	127
183		Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	182
306		Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	308
96		Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	98
56		Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	57
		WaMu Mortgage Pass-Through Certificates Trust,
22		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	22
132		Series 2003-AR5, Class A7, VAR, 2.559%, 06/25/33	134
68		Series 2004-AR3, Class A2, VAR, 2.459%, 06/25/34	68
254		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	233
		Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
35		Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	37
7		Series 2003-MS7, Class P, PO, 03/25/33	6

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
136	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	134
	Wells Fargo Mortgage-Backed Securities Trust,
50	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	50
79	Series 2004-EE, Class 3A1, VAR, 2.525%, 12/25/34	80
258	Series 2004-P, Class 2A1, VAR, 2.616%, 09/25/34	259
431	Series 2005-AR3, Class 1A1, VAR, 2.666%, 03/25/35	435

		12,081

	Total Collateralized Mortgage Obligations (Cost $74,960)	78,184

Commercial Mortgage-Backed Securities — 2.0%
292	A10 Securitization LLC, Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	292
	A10 Term Asset Financing LLC,
335	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	337
250	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	250
	Banc of America Commercial Mortgage Trust,
49	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	49
262	Series 2006-4, Class A4, 5.634%, 07/10/46	270
256	Series 2007-5, Class A4, 5.492%, 02/10/51	272
134	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	134
200	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	199
333	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4, VAR, 5.430%, 03/11/39	339
13,466	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.367%, 12/11/49 (e)	71
	COMM Mortgage Trust,
500	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	510
423	Series 2014-KYO, Class A, VAR, 1.082%, 06/11/27 (e)	422
132	Series 2014-PAT, Class A, VAR, 0.986%, 08/13/27 (e)	132
300	Series 2014-TWC, Class A, VAR, 1.030%, 02/13/32 (e)	300
35	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.122%, 11/17/26 (e)	35
402	CSMC, Series 2014-ICE, Class A, VAR, 1.050%, 04/15/27 (e)	401
9	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	9
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
1,000	Series K037, Class A2, 3.490%, 01/25/24	1,073
500	Series KSMC, Class A2, 2.615%, 01/25/23	508
205	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	206
43	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	43
249	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	248
590	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	604
	NorthStar, (Cayman Islands),
223	Series 2013-1A, Class A, VAR, 2.031%, 08/25/29 (e)	223
250	Series 2013-1A, Class B, VAR, 5.181%, 08/25/29 (e)	252
112	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	112
	RAIT Trust,
245	Series 2014-FL3, Class A, VAR, 1.428%, 12/15/31 (e)	245
397	Series 2015-FL4, Class A, VAR, 1.535%, 04/15/18 (e)	397
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	121
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	110
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	534

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
107	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	107

	Total Commercial Mortgage-Backed Securities (Cost $8,649)	8,805

Corporate Bonds — 17.2%
	Consumer Discretionary — 1.0%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	104

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.875%, 01/11/18 (e)	151
150	2.625%, 09/15/16 (e)	153

		304

	Internet & Catalog Retail — 0.0% (g)
197	Amazon.com, Inc., 3.300%, 12/05/21	203

	Media — 0.7%
	21st Century Fox America, Inc.,
100	7.250%, 05/18/18	116
100	7.700%, 10/30/25	132
	CBS Corp.,
50	3.375%, 03/01/22	50
94	3.700%, 08/15/24	93
	Comcast Corp.,
80	3.375%, 08/15/25	81
100	5.900%, 03/15/16	104
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
140	3.800%, 03/15/22	144
26	3.950%, 01/15/25	26
150	4.600%, 02/15/21	161
213	5.000%, 03/01/21	235
78	Discovery Communications LLC, 4.375%, 06/15/21	83
550	NBCUniversal Media LLC, 2.875%, 01/15/23	547
	Thomson Reuters Corp., (Canada),
51	3.850%, 09/29/24	52
105	3.950%, 09/30/21	112
60	4.700%, 10/15/19	66
	Time Warner Cable, Inc.,
57	5.850%, 05/01/17	61
50	6.750%, 07/01/18	56
150	8.250%, 04/01/19	178
35	8.750%, 02/14/19	42
100	Time Warner Cos., Inc., 7.570%, 02/01/24	126
300	Time Warner, Inc., 3.600%, 07/15/25	299
	Viacom, Inc.,
37	2.750%, 12/15/19	37
100	3.125%, 06/15/22	98
11	3.250%, 03/15/23	11
43	3.875%, 12/15/21	44
15	6.250%, 04/30/16	16
42	Walt Disney Co. (The), 0.450%, 12/01/15	42

		3,012

	Multiline Retail — 0.1%
40	Kohl’s Corp., 6.250%, 12/15/17	44
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	37
49	4.375%, 09/01/23	53
25	7.450%, 07/15/17	28
35	Nordstrom, Inc., 4.000%, 10/15/21	38
400	Target Corp., 6.000%, 01/15/18	448

		648

	Specialty Retail — 0.1%
32	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	33
56	Gap, Inc. (The), 5.950%, 04/12/21	64
	Home Depot, Inc. (The),
67	2.625%, 06/01/22	67
130	5.400%, 03/01/16	135

		299

	Total Consumer Discretionary	4,570

	Consumer Staples — 0.7%
	Beverages — 0.2%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	83
150	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	156
36	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	43
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	79
30	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	31
85	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	85
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	30

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages —continued
	PepsiCo, Inc.,
180	1.250%, 08/13/17	181
31	3.000%, 08/25/21	32
6	7.900%, 11/01/18	7
200	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	209

		936

	Food & Staples Retailing — 0.2%
86	Costco Wholesale Corp., 2.250%, 02/15/22	85
179	CVS Health Corp., 4.000%, 12/05/23	188
51	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	61
	Kroger Co. (The),
50	2.200%, 01/15/17	51
90	4.000%, 02/01/24	96
30	6.150%, 01/15/20	35
75	6.400%, 08/15/17	83
37	Sysco Corp., 3.000%, 10/02/21	38
94	Walgreen Co., 3.100%, 09/15/22	93
91	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	92

		822

	Food Products — 0.3%
135	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	165
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	15
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	104
106	4.307%, 05/14/21 (e)	117
24	ConAgra Foods, Inc., 2.100%, 03/15/18	24
	Kraft Foods Group, Inc.,
30	3.500%, 06/06/22	30
22	5.375%, 02/10/20	25
332	6.125%, 08/23/18	374
150	Mondelez International, Inc., 4.000%, 02/01/24	160
73	Tyson Foods, Inc., 3.950%, 08/15/24	76

		1,090

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20
57	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	70

		90

	Total Consumer Staples	2,938

	Energy — 1.8%
	Energy Equipment & Services — 0.1%
14	Cameron International Corp., 4.000%, 12/15/23	14
9	Ensco plc, (United Kingdom), 5.200%, 03/15/25	9
107	Halliburton Co., 3.500%, 08/01/23	111
60	Nabors Industries, Inc., 5.000%, 09/15/20	62
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15
	Noble Holding International Ltd., (Cayman Islands),
12	3.950%, 03/15/22	11
18	4.000%, 03/16/18	19
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	49
	Transocean, Inc., (Cayman Islands),
39	4.300%, 10/15/22	31
78	6.375%, 12/15/21	74
57	6.500%, 11/15/20	54
33	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	32

		481

	Oil, Gas & Consumable Fuels — 1.7%
	Apache Corp.,
42	3.250%, 04/15/22	42
25	6.900%, 09/15/18	29
29	Boardwalk Pipelines LP, 4.950%, 12/15/24	29
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
233	2.237%, 05/10/19	236
256	2.750%, 05/10/23	250
60	3.506%, 03/17/25	60
66	3.814%, 02/10/24	69
100	4.742%, 03/11/21	113
	Buckeye Partners LP,
30	4.350%, 10/15/24	30
40	4.875%, 02/01/21	42
25	5.850%, 11/15/43	25
	Canadian Natural Resources Ltd., (Canada),
25	3.900%, 02/01/25	25
150	5.900%, 02/01/18	165
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	20
40	Chevron Corp., 2.355%, 12/05/22	39

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
200	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	210
150	ConocoPhillips, 5.750%, 02/01/19	171
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	202
41	ConocoPhillips Co., 2.200%, 05/15/20	41
190	Devon Energy Corp., 6.300%, 01/15/19	216
58	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	55
80	Encana Corp., (Canada), 6.500%, 05/15/19	92
89	Energy Transfer Partners LP, 3.600%, 02/01/23	87
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	211
74	EnLink Midstream Partners LP, 4.150%, 06/01/25	74
	Enterprise Products Operating LLC,
500	1.650%, 05/07/18	500
37	3.750%, 02/15/25	38
49	3.900%, 02/15/24	51
	EOG Resources, Inc.,
23	2.625%, 03/15/23	23
100	4.100%, 02/01/21	108
250	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	242
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	58
	Marathon Oil Corp.,
228	5.900%, 03/15/18	252
175	6.000%, 10/01/17	193
67	Marathon Petroleum Corp., 3.625%, 09/15/24	68
35	Occidental Petroleum Corp., 1.750%, 02/15/17	35
	ONEOK Partners LP,
80	3.800%, 03/15/20	82
200	4.900%, 03/15/25	203
	Petrobras Global Finance B.V., (Netherlands),
84	4.375%, 05/20/23	75
90	5.375%, 01/27/21	88
295	6.250%, 03/17/24	292
50	7.875%, 03/15/19	53
97	Petro-Canada, (Canada), 6.050%, 05/15/18	109
	Petroleos Mexicanos, (Mexico),
59	4.250%, 01/15/25 (e)	59
69	4.875%, 01/18/24	72
43	Phillips 66, 2.950%, 05/01/17	44
	Plains All American Pipeline LP/PAA Finance Corp.,
59	2.600%, 12/15/19	59
100	3.600%, 11/01/24	99
200	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	214
	Spectra Energy Capital LLC,
150	5.650%, 03/01/20	165
140	6.200%, 04/15/18	155
50	8.000%, 10/01/19	60
	Spectra Energy Partners LP,
79	2.950%, 09/25/18	81
63	3.500%, 03/15/25	62
	Statoil ASA, (Norway),
143	2.650%, 01/15/24	139
42	2.900%, 11/08/20	43
67	3.125%, 08/17/17	70
83	3.150%, 01/23/22	86
180	Sunoco Logistics Partners Operations LP, 4.650%, 02/15/22	190
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	58
	Total Capital International S.A., (France),
27	0.750%, 01/25/16	27
44	1.500%, 02/17/17	44
75	1.550%, 06/28/17	76
150	2.750%, 06/19/21	153
175	Total Capital S.A., (France), 2.300%, 03/15/16	178
	TransCanada PipeLines Ltd., (Canada),
172	3.750%, 10/16/23	178
100	6.500%, 08/15/18	114
30	7.125%, 01/15/19	35

		7,484

	Total Energy	7,965

	Financials — 8.8%
	Banks — 3.7%
	ABN AMRO Bank N.V., (Netherlands),
200	1.800%, 06/04/18 (e)	200
200	2.500%, 10/30/18 (e)	204
	ANZ New Zealand International Ltd., (New Zealand),
200	2.600%, 09/23/19 (e)	203

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
100	3.125%, 08/10/15 (e)	100
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	255
	Bank of America Corp.,
150	3.300%, 01/11/23	150
200	3.875%, 03/22/17	209
42	4.100%, 07/24/23	44
100	5.000%, 05/13/21	111
130	5.625%, 07/01/20	149
170	5.750%, 12/01/17	186
50	5.875%, 01/05/21	58
814	6.400%, 08/28/17	897
100	6.500%, 08/01/16	106
266	6.875%, 04/25/18	303
208	Series L, 1.950%, 05/12/18	209
200	Series L, 2.250%, 04/21/20	198
154	Series L, 3.950%, 04/21/25	152
300	Series L, 5.650%, 05/01/18	331
85	Bank of Montreal, (Canada), 2.550%, 11/06/22	84
	Bank of Nova Scotia (The), (Canada),
121	1.650%, 10/29/15 (e)	122
175	2.550%, 01/12/17	179
200	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	201
	Barclays Bank plc, (United Kingdom),
200	2.500%, 09/21/15 (e)	201
250	6.050%, 12/04/17 (e)	273
	BB&T Corp.,
125	3.950%, 04/29/16	128
100	5.250%, 11/01/19	111
300	Capital One Bank USA N.A., 3.375%, 02/15/23	299
	Citigroup, Inc.,
650	1.700%, 04/27/18	647
106	1.800%, 02/05/18	106
350	2.400%, 02/18/20	349
135	3.375%, 03/01/23	137
73	3.750%, 06/16/24	75
414	5.375%, 08/09/20	469
115	5.500%, 09/13/25	128
13	6.000%, 08/15/17	14
300	6.125%, 11/21/17	332
	Comerica, Inc.,
55	3.000%, 09/16/15	55
16	3.800%, 07/22/26	16
250	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	255
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
34	3.375%, 01/19/17	35
118	3.875%, 02/08/22	126
350	Fifth Third Bancorp, 5.450%, 01/15/17	373
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	210
300	4.875%, 01/14/22	336
50	KeyCorp, 5.100%, 03/24/21	56
200	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	201
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	337
200	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	204
36	MUFG Americas Holdings Corp., 2.250%, 02/10/20	36
300	National Australia Bank Ltd., (Australia), 2.750%, 09/28/15 (e)	302
300	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	310
	PNC Funding Corp.,
133	4.375%, 08/11/20	147
265	5.125%, 02/08/20	300
110	5.250%, 11/15/15	112
115	5.625%, 02/01/17	123
	Royal Bank of Canada, (Canada),
150	1.875%, 02/05/20	150
239	2.000%, 10/01/18	243
125	2.200%, 07/27/18	127
200	2.300%, 07/20/16	204
250	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	251
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	216
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	202
37	1.625%, 03/13/18	37
235	2.200%, 07/29/15 (e)	236
104	2.250%, 11/05/19	105
150	U.S. Bancorp, 2.450%, 07/27/15	150
250	U.S. Bank N.A., 2.800%, 01/27/25	246
850	Wachovia Corp., 5.750%, 02/01/18	945

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Wells Fargo & Co.,
99	3.000%, 02/19/25	97
237	4.480%, 01/16/24	255
415	5.625%, 12/11/17	459
500	SUB, 3.676%, 06/15/16	515
250	Wells Fargo Bank N.A., 6.000%, 11/15/17	277
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	320

		16,489

	Capital Markets — 1.8%
120	Ameriprise Financial, Inc., 4.000%, 10/15/23	128
	Bank of New York Mellon Corp. (The),
150	3.250%, 09/11/24	153
100	3.650%, 02/04/24	105
75	4.600%, 01/15/20	83
250	Series 1, 2.950%, 06/18/15	250
326	BlackRock, Inc., Series 2, 5.000%, 12/10/19	368
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	174
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
250	Credit Suisse, (Switzerland), 1.700%, 04/27/18	249
319	Deutsche Bank AG, (Germany), 1.875%, 02/13/18	320
	Goldman Sachs Group, Inc. (The),
100	1.600%, 11/23/15	101
48	2.600%, 04/23/20	48
68	2.625%, 01/31/19	69
255	3.625%, 02/07/16	260
66	3.700%, 08/01/15	66
137	3.750%, 05/22/25	138
120	4.000%, 03/03/24	124
68	5.375%, 03/15/20	77
80	5.750%, 01/24/22	92
1,100	5.950%, 01/18/18	1,216
250	7.500%, 02/15/19	296
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	209
71	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	75
	Jefferies Group LLC,
111	3.875%, 11/09/15	112
150	5.125%, 04/13/18	160
125	6.875%, 04/15/21	144
	Macquarie Bank Ltd., (Australia),
93	2.000%, 08/15/16 (e)	94
263	5.000%, 02/22/17 (e)	279
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	170
40	6.250%, 01/14/21 (e)	46
	Morgan Stanley,
40	2.650%, 01/27/20	40
83	3.700%, 10/23/24	85
62	3.950%, 04/23/27	61
104	4.000%, 07/24/15	104
93	5.000%, 11/24/25	100
166	5.500%, 07/24/20	189
100	5.500%, 07/28/21	115
450	5.625%, 09/23/19	509
100	5.750%, 01/25/21	115
100	6.625%, 04/01/18	113
100	7.300%, 05/13/19	119
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	87
84	6.700%, 03/04/20	100
	State Street Corp.,
36	3.100%, 05/15/23	36
192	3.700%, 11/20/23	204
34	TD Ameritrade Holding Corp., 2.950%, 04/01/22	34
	UBS AG, (Switzerland),
100	5.750%, 04/25/18	111
100	5.875%, 12/20/17	111

		7,880

	Consumer Finance — 0.9%
139	American Express Credit Corp., 2.800%, 09/19/16	142
	American Honda Finance Corp.,
200	2.125%, 02/28/17 (e)	204
83	2.250%, 08/15/19	84
	Capital One Financial Corp.,
125	3.200%, 02/05/25	121
110	3.500%, 06/15/23	112
	Caterpillar Financial Services Corp.,
250	1.000%, 11/25/16	251
206	2.250%, 12/01/19	209
58	2.850%, 06/01/22	59

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
100	5.500%, 03/15/16	104
65	7.050%, 10/01/18	76
100	7.150%, 02/15/19	119
	Ford Motor Credit Co. LLC,
550	2.375%, 03/12/19	554
200	3.000%, 06/12/17	205
200	4.250%, 09/20/22	213
	HSBC USA, Inc.,
200	1.700%, 03/05/18	201
180	2.350%, 03/05/20	180
	John Deere Capital Corp.,
50	2.250%, 04/17/19	51
33	3.150%, 10/15/21	34
73	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	74
	PACCAR Financial Corp.,
39	1.400%, 05/18/18	39
66	1.600%, 03/15/17	67
	Toyota Motor Credit Corp.,
225	1.750%, 05/22/17	229
200	2.000%, 09/15/16	203
100	2.050%, 01/12/17	102
105	2.100%, 01/17/19	106
154	3.200%, 06/17/15	154

		3,893

	Diversified Financial Services — 1.4%
161	Associates Corp. of North America, 6.950%, 11/01/18	187
425	Bank of America N.A., 5.300%, 03/15/17	452
	Berkshire Hathaway, Inc.,
638	3.400%, 01/31/22	675
98	3.750%, 08/15/21	106
97	CME Group, Inc., 3.000%, 03/15/25	97
25	Countrywide Financial Corp., 6.250%, 05/15/16	26
	General Electric Capital Corp.,
17	1.000%, 12/11/15	17
220	4.375%, 09/16/20	244
800	4.650%, 10/17/21	897
500	5.400%, 02/15/17	538
140	5.500%, 01/08/20	161
535	5.625%, 05/01/18	598
	Intercontinental Exchange, Inc.,
47	2.500%, 10/15/18	48
88	4.000%, 10/15/23	94
	Private Export Funding Corp.,
500	Series EE, 2.800%, 05/15/22	514
200	Series KK, 3.550%, 01/15/24	215
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
367	2.125%, 05/11/20	369
184	3.100%, 06/28/15	184
100	3.250%, 05/11/25	102
195	4.375%, 03/25/20	216
	Siemens Financieringsmaatschappij N.V., (Netherlands),
250	2.900%, 05/27/22 (e)	251
100	5.750%, 10/17/16 (e)	107

		6,140

	Insurance — 0.6%
45	ACE INA Holdings, Inc., 2.600%, 11/23/15	45
61	Allstate Corp. (The), 3.150%, 06/15/23	62
59	American International Group, Inc., 4.125%, 02/15/24	62
45	Aon Corp., 3.500%, 09/30/15	46
	Berkshire Hathaway Finance Corp.,
65	1.300%, 05/15/18	65
150	5.400%, 05/15/18	168
	CNA Financial Corp.,
45	3.950%, 05/15/24	46
45	5.875%, 08/15/20	52
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	87
41	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	45
35	Lincoln National Corp., 4.200%, 03/15/22	38
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	305
100	3.125%, 04/14/16 (e)	102
	Metropolitan Life Global Funding I,
207	1.500%, 01/10/18 (e)	207
200	2.500%, 09/29/15 (e)	201
175	3.650%, 06/14/18 (e)	186
100	3.875%, 04/11/22 (e)	107
	New York Life Global Funding,
250	1.300%, 04/27/18 (e)	249
73	2.150%, 06/18/19 (e)	74

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	159
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16
	Principal Life Global Funding II,
35	1.000%, 12/11/15 (e)	35
106	2.250%, 10/15/18 (e)	108
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	204

		2,669

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
80	3.500%, 01/31/23	79
38	5.000%, 02/15/24	41
	American Tower Trust I,
45	1.551%, 03/15/18 (e)	45
200	3.070%, 03/15/23 (e)	199
	Equity Commonwealth,
125	5.875%, 09/15/20	139
150	6.650%, 01/15/18	162
27	ERP Operating LP, 4.625%, 12/15/21	30
	HCP, Inc.,
52	2.625%, 02/01/20	52
38	3.400%, 02/01/25	37
23	3.875%, 08/15/24	23
17	4.200%, 03/01/24	17
38	4.250%, 11/15/23	39
92	5.375%, 02/01/21	103
73	Health Care REIT, Inc., 4.500%, 01/15/24	78
53	Prologis LP, 4.250%, 08/15/23	56
50	Realty Income Corp., 3.875%, 07/15/24	51
	Simon Property Group LP,
100	3.375%, 10/01/24	102
81	4.125%, 12/01/21	89
90	4.375%, 03/01/21	99
50	6.125%, 05/30/18	56
	Ventas Realty LP,
27	3.500%, 02/01/25	27
44	3.750%, 05/01/24	44

		1,568

	Total Financials	38,639

	Health Care — 0.6%
	Biotechnology — 0.2%
	Amgen, Inc.,
400	3.875%, 11/15/21	426
44	4.500%, 03/15/20	48
40	5.700%, 02/01/19	45
	Celgene Corp.,
98	3.250%, 08/15/22	100
44	3.625%, 05/15/24	45
57	Gilead Sciences, Inc., 3.500%, 02/01/25	58

		722

	Health Care Equipment & Supplies — 0.0% (g)
40	Becton, Dickinson and Co., 5.000%, 05/15/19	44

	Health Care Providers & Services — 0.2%
	Anthem, Inc.,
93	2.300%, 07/15/18	94
115	3.125%, 05/15/22	115
45	Cardinal Health, Inc., 2.400%, 11/15/19	45
72	Express Scripts Holding Co., 3.500%, 06/15/24	73
214	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	214
17	McKesson Corp., 0.950%, 12/04/15	17
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	50
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	118

		726

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
22	1.300%, 02/01/17	22
69	4.150%, 02/01/24	72

		94

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
119	1.750%, 11/06/17	119
127	2.500%, 05/14/20	127
87	2.900%, 11/06/22	86
35	3.200%, 11/06/22	35
	Forest Laboratories, Inc.,
250	4.375%, 02/01/19 (e)	267
69	5.000%, 12/15/21 (e)	76
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	169

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
	Merck & Co., Inc.,
75	1.300%, 05/18/18	75
64	2.350%, 02/10/22	63
62	2.400%, 09/15/22	61
30	3.700%, 02/10/45	28

		1,106

	Total Health Care	2,692

	Industrials — 0.9%
	Aerospace & Defense — 0.1%
43	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	42
	BAE Systems Holdings, Inc.,
68	3.800%, 10/07/24 (e)	70
70	6.375%, 06/01/19 (e)	81
100	Honeywell International, Inc., 5.300%, 03/01/18	111
47	Lockheed Martin Corp., 2.125%, 09/15/16	48
43	Precision Castparts Corp., 0.700%, 12/20/15	43

		395

	Air Freight & Logistics — 0.2%
511	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	594
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	148

		742

	Airlines — 0.1%
183	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	197
26	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	29
50	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	53

		279

	Commercial Services & Supplies — 0.0% (g)
	ADT Corp. (The),
70	3.500%, 07/15/22	64
24	4.125%, 06/15/23	23
50	Pitney Bowes, Inc., 5.600%, 03/15/18	54

		141

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	33
41	2.875%, 05/08/22	41
70	Fluor Corp., 3.375%, 09/15/21	73

		147

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17	27
50	5.600%, 05/15/18	56

		83

	Industrial Conglomerates — 0.1%
175	General Electric Co., 3.375%, 03/11/24	183
34	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	36
152	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	157

		376

	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	75
31	2.600%, 06/26/22	31
89	Deere & Co., 2.600%, 06/08/22	89
25	Parker-Hannifin Corp., 5.500%, 05/15/18	28

		223

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	44
32	3.450%, 09/15/21	33
19	3.600%, 09/01/20	20
100	3.750%, 04/01/24	106
100	5.650%, 05/01/17	109
55	Canadian Pacific Railway Co., (Canada), 4.500%, 01/15/22	60
	CSX Corp.,
100	3.400%, 08/01/24	102
30	7.375%, 02/01/19	36
50	7.900%, 05/01/17	56
	ERAC USA Finance LLC,
48	2.750%, 03/15/17 (e)	49
27	4.500%, 08/16/21 (e)	30
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	143
50	7.700%, 05/15/17	56
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
53	2.875%, 07/17/18 (e)	54
141	3.375%, 02/01/22 (e)	139

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
	Ryder System, Inc.,
48	2.500%, 03/01/17	49
28	2.500%, 05/11/20	28
55	3.600%, 03/01/16	56
	Union Pacific Corp.,
21	2.950%, 01/15/23	22
75	3.646%, 02/15/24	79
233	4.163%, 07/15/22	257

		1,528

	Total Industrials	3,914

	Information Technology — 1.0%
	Communications Equipment — 0.0% (g)
55	Cisco Systems, Inc., 2.900%, 03/04/21	57

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	33
16	4.500%, 03/01/23	17
100	6.875%, 06/01/18	112
63	7.500%, 01/15/27	74

		236

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
62	2.600%, 07/15/22	59
63	2.875%, 08/01/21	63

		122

	IT Services — 0.2%
	International Business Machines Corp.,
126	1.250%, 02/06/17	127
309	1.625%, 05/15/20	304
350	7.625%, 10/15/18	419
	Xerox Corp.,
39	2.950%, 03/15/17	40
50	5.625%, 12/15/19	56
40	6.750%, 02/01/17	44

		990

	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	33
73	Texas Instruments, Inc., 1.650%, 08/03/19	73

		106

	Software — 0.2%
25	Intuit, Inc., 5.750%, 03/15/17	27
	Microsoft Corp.,
23	0.875%, 11/15/17	23
120	1.625%, 09/25/15	120
34	2.125%, 11/15/22	33
100	2.375%, 02/12/22	99
68	2.375%, 05/01/23	67
167	3.625%, 12/15/23	178
	Oracle Corp.,
200	3.625%, 07/15/23	211
200	5.250%, 01/15/16	206
100	5.750%, 04/15/18	112

		1,076

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
273	2.150%, 02/09/22	267
199	2.400%, 05/03/23	193
250	2.700%, 05/13/22	252
201	2.850%, 05/06/21	207
513	3.200%, 05/13/25	518
207	VAR, 0.529%, 05/03/18	208
	EMC Corp.,
100	1.875%, 06/01/18	101
100	3.375%, 06/01/23	101
	Hewlett-Packard Co.,
118	4.375%, 09/15/21	125
45	4.650%, 12/09/21	49

		2,021

	Total Information Technology	4,608

	Materials — 0.5%
	Chemicals — 0.2%
45	Agrium, Inc., (Canada), 3.375%, 03/15/25	44
125	CF Industries, Inc., 7.125%, 05/01/20	150
	Dow Chemical Co. (The),
100	3.500%, 10/01/24	100
119	4.125%, 11/15/21	128
20	8.550%, 05/15/19	24
100	E.I. du Pont de Nemours & Co., 6.000%, 07/15/18	113
	Mosaic Co. (The),
34	3.750%, 11/15/21	36
212	4.250%, 11/15/23	224
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	26
41	Praxair, Inc., 2.650%, 02/05/25	40

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
150	Union Carbide Corp., 7.500%, 06/01/25	190

		1,075

	Construction Materials — 0.1%
200	CRH America, Inc., 3.875%, 05/18/25 (e)	203

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
95	3.850%, 09/30/23	100
100	5.400%, 03/29/17	108
100	6.500%, 04/01/19	117
	Freeport-McMoRan, Inc.,
128	2.150%, 03/01/17	128
107	4.550%, 11/14/24	103
27	Nucor Corp., 4.000%, 08/01/23	28
27	Rio Tinto Finance USA. Ltd., (Australia), 3.500%, 11/02/20	29
58	Rio Tinto Finance USA. plc, (United Kingdom), 1.625%, 08/21/17	58
	Teck Resources Ltd., (Canada),
39	3.750%, 02/01/23	35
42	4.750%, 01/15/22	41

		747

	Total Materials	2,025

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
204	0.900%, 02/12/16	204
85	2.450%, 06/30/20	84
490	3.000%, 06/30/22	483
28	3.400%, 05/15/25	27
100	4.450%, 05/15/21	108
180	5.500%, 02/01/18	198
350	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	446
27	BellSouth Telecommunications LLC, 6.300%, 12/15/15	28
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	111
	GTP Acquisition Partners I LLC,
174	2.350%, 06/15/20 (e)	174
202	3.482%, 06/16/25 (e)	202
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
61	Orange S.A., (France), 2.750%, 09/14/16	62
148	Qwest Corp., 6.750%, 12/01/21	167
31	Telefonica Emisiones S.A.U., (Spain), 5.134%, 04/27/20	34
	Verizon Communications, Inc.,
115	2.625%, 02/21/20	116
179	3.000%, 11/01/21	180
72	3.450%, 03/15/21	75
295	3.500%, 11/01/24	296
156	4.150%, 03/15/24	165
353	4.500%, 09/15/20	385
150	5.150%, 09/15/23	167
176	Verizon New England, Inc., 7.875%, 11/15/29	222

		3,961

	Wireless Telecommunication Services — 0.1%
160	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	168
	Vodafone Group plc, (United Kingdom),
100	1.500%, 02/19/18	100
100	1.625%, 03/20/17	100

		368

	Total Telecommunication Services	4,329

	Utilities — 0.9%
	Electric Utilities — 0.7%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	27
27	Arizona Public Service Co., 2.200%, 01/15/20	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	43
50	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	58
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	34
20	DTE Electric Co., 2.650%, 06/15/22	20
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	64
	Duke Energy Progress, Inc.,
40	2.800%, 05/15/22	40
150	5.300%, 01/15/19	169
60	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	61
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	111
	Indiana Michigan Power Co.,
135	7.000%, 03/15/19	159
100	Series J, 3.200%, 03/15/23	102

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	29
47	Kansas City Power & Light Co., 3.150%, 03/15/23	47
60	Nevada Power Co., 7.125%, 03/15/19	71
	NextEra Energy Capital Holdings, Inc.,
25	1.200%, 06/01/15	25
27	2.400%, 09/15/19	27
113	7.875%, 12/15/15	117
	Niagara Mohawk Power Corp.,
28	3.508%, 10/01/24 (e)	29
40	4.881%, 08/15/19 (e)	44
25	Ohio Power Co., 6.050%, 05/01/18	28
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	58
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	67
50	3.250%, 06/15/23	51
125	5.625%, 11/30/17	137
	PacifiCorp,
140	3.600%, 04/01/24	148
100	3.850%, 06/15/21	108
60	5.650%, 07/15/18	68
75	PECO Energy Co., 5.350%, 03/01/18	83
51	Public Service Co. of Colorado, 3.200%, 11/15/20	54
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	81
375	Public Service Electric & Gas Co., 3.000%, 05/15/25	378
	Southern California Edison Co.,
58	1.845%, 02/01/22	58
212	Series C, 3.500%, 10/01/23	222
45	Southern Co. (The), 1.950%, 09/01/16	46
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	37
	Virginia Electric & Power Co.,
21	3.450%, 02/15/24	22
100	5.400%, 04/30/18	111
100	Wisconsin Electric Power Co., 6.250%, 12/01/15	103
27	Xcel Energy, Inc., 0.750%, 05/09/16	27

		3,191

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.500%, 03/15/19	37
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	55

		92

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
45	2.950%, 01/15/20	46
72	4.000%, 10/01/20	76
37	PSEG Power LLC, 4.300%, 11/15/23	39

		161

	Multi-Utilities — 0.1%
	AGL Capital Corp.,
94	3.500%, 09/15/21	99
100	6.375%, 07/15/16	106
50	Consumers Energy Co., 5.650%, 04/15/20	58
	Sempra Energy,
48	4.050%, 12/01/23	51
150	9.800%, 02/15/19	191

		505

	Total Utilities	3,949

	Total Corporate Bonds (Cost $72,365)	75,629

Foreign Government Securities — 1.4%
	Israel Government AID Bond, (Israel),
1,000	Zero Coupon, 02/15/24	796
500	Series 6-Z, Zero Coupon, 02/15/22	430
1,000	Series 7-Z, Zero Coupon, 08/15/25	754
1,000	Series 8-Z, Zero Coupon, 08/15/24	781
1,000	Series 8-Z, Zero Coupon, 02/15/25	766
1,557	Series 10-Z, Zero Coupon, 08/15/20	1,409
250	Province of Ontario, (Canada), 2.700%, 06/16/15	250
92	Republic of Poland, (Poland), 4.000%, 01/22/24	99
200	Republic of Turkey, (Turkey), 5.750%, 03/22/24	220
	United Mexican States, (Mexico),
244	3.500%, 01/21/21	251
250	3.600%, 01/30/25	251
116	4.000%, 10/02/23	121

	Total Foreign Government Securities (Cost $5,989)	6,128

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — 9.7%
		Federal Home Loan Mortgage Corp.,
92		ARM, 2.040%, 01/01/37	97
208		ARM, 2.078%, 08/01/36	220
13		ARM, 2.250%, 07/01/26	13
27		ARM, 2.274%, 01/01/27	29
61		ARM, 2.276%, 11/01/36	65
108		ARM, 2.298%, 09/01/36	115
190		ARM, 2.309%, 03/01/37	201
245		ARM, 2.318%, 12/01/34	263
137		ARM, 2.443%, 09/01/36	147
253		ARM, 2.559%, 06/01/36	271
155		ARM, 2.638%, 04/01/38	167
91		ARM, 2.828%, 02/01/37	98
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
69		4.000%, 06/01/19	72
16		4.500%, 10/01/18	17
145		5.500%, 06/01/17 - 01/01/24	159
10		6.000%, 10/01/17 - 04/01/18	11
125		6.500%, 01/01/17 - 03/01/22	131
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
7		6.000%, 12/01/22	8
37		6.500%, 11/01/22 - 08/01/26	42
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
56		6.000%, 01/01/34	64
60		7.000%, 04/01/26 - 02/01/37	70
5		7.500%, 08/01/25	6
5		8.000%, 07/01/20 - 11/01/24	6
16		8.500%, 07/01/28	20
229		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	259
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,597		3.500%, 05/01/33 - 05/01/43	2,734
419		4.000%, 06/01/42	453
122		6.000%, 02/01/33	135
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
–	(h)	12.000%, 08/01/15 - 07/01/19	—	(h)
		Federal National Mortgage Association,
50		ARM, 1.809%, 02/01/37	53
79		ARM, 1.885%, 08/01/35	84
142		ARM, 1.893%, 01/01/35	148
2		ARM, 1.905%, 03/01/19	2
157		ARM, 1.910%, 09/01/35	166
230		ARM, 1.912%, 02/01/35	241
186		ARM, 1.991%, 01/01/35	198
103		ARM, 2.074%, 09/01/36	110
231		ARM, 2.086%, 09/01/34	245
157		ARM, 2.135%, 09/01/35	168
94		ARM, 2.147%, 11/01/33	100
140		ARM, 2.193%, 02/01/35	149
66		ARM, 2.244%, 08/01/36	71
137		ARM, 2.314%, 08/01/34	146
114		ARM, 2.363%, 04/01/35	122
193		ARM, 2.405%, 02/01/37	205
168		ARM, 2.435%, 09/01/33	179
114		ARM, 2.447%, 04/01/33	122
114		ARM, 2.472%, 07/01/46	122
132		ARM, 2.505%, 10/01/34	142
–	(h)	ARM, 2.625%, 08/01/19	—	(h)
10		ARM, 2.633%, 09/01/27	11
257		ARM, 2.875%, 02/01/36	274
7		ARM, 3.718%, 03/01/29	7
		Federal National Mortgage Association, 15 Year, Single Family,
37		4.000%, 05/01/19	39
172		4.500%, 05/01/18 - 05/01/19	180
223		5.000%, 06/01/18 - 04/01/19	236
135		5.500%, 01/01/20 - 06/01/20	142
223		6.000%, 03/01/21 - 01/01/24	244
29		6.500%, 03/01/17 - 08/01/20	31
		Federal National Mortgage Association, 20 Year, Single Family,
60		6.000%, 04/01/24	68
79		6.500%, 05/01/22	91
		Federal National Mortgage Association, 30 Year, FHA/VA,
13		6.000%, 09/01/33	14
22		6.500%, 03/01/29	27
4		8.500%, 02/01/30	4
5		9.000%, 09/01/19 - 12/01/30	6
4		9.500%, 12/01/18	4
		Federal National Mortgage Association, 30 Year, Single Family,
68		4.500%, 08/01/33	74
912		5.000%, 07/01/33 - 08/01/40	1,025
90		5.500%, 12/01/33	104
436		6.000%, 12/01/32 - 09/01/37	502
39		6.500%, 08/01/31	46

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
5		7.000%, 09/01/27 - 08/01/32	6
10		7.500%, 11/01/22 - 10/01/24	11
336		8.000%, 03/01/21 - 11/01/32	421
5		8.500%, 07/01/24 - 05/01/25	7
–	(h)	9.000%, 04/01/26	—	(h)
2		10.000%, 02/01/24	2
		Federal National Mortgage Association, Other,
500		VAR, 0.646%, 12/01/23	503
988		VAR, 0.656%, 08/01/23	995
480		1.940%, 01/01/17	480
992		2.220%, 12/01/22	992
496		2.240%, 12/01/22	496
658		2.395%, 01/01/22	666
979		2.480%, 06/01/19	1,007
1,000		2.760%, 05/01/21	1,035
1,949		2.764%, 06/01/23	2,007
1,000		2.790%, 05/01/27	996
1,000		3.030%, 04/01/27	1,018
1,000		3.110%, 12/01/24	1,039
1,000		3.240%, 12/01/26	1,045
1,000		3.290%, 08/01/26	1,050
500		3.340%, 02/01/27	527
1,000		3.380%, 12/01/23	1,063
1,000		3.510%, 05/01/18	1,060
1,000		3.540%, 10/01/20	1,075
2,318		3.590%, 12/01/20	2,495
1,496		3.760%, 10/01/23 - 11/01/23	1,636
839		4.000%, 07/01/42	907
1,031		4.160%, 03/01/21	1,139
403		4.271%, 06/01/21	444
778		4.300%, 04/01/21	865
900		4.355%, 03/01/20	993
1,921		4.380%, 01/01/21 - 04/01/21	2,144
490		4.390%, 05/01/21	549
81		5.500%, 04/01/38	90
108		6.000%, 03/01/37	122
		Government National Mortgage Association II, 30 Year, Single Family,
256		6.000%, 03/20/28 - 09/20/38	293
11		7.500%, 02/20/28 - 09/20/28	13
28		8.000%, 12/20/25 - 08/20/28	33
16		8.500%, 03/20/25 - 05/20/25	19
		Government National Mortgage Association, 15 Year, Single Family,
6		6.000%, 10/15/17	6
–	(h)	8.000%, 01/15/16	—	(h)
		Government National Mortgage Association, 30 Year, Single Family,
271		6.000%, 11/15/28 - 12/15/38	313
254		6.500%, 01/15/24 - 12/15/35	297
244		7.000%, 08/15/23 - 06/15/35	285
21		7.500%, 11/15/22 - 09/15/28	23
4		8.000%, 07/15/22 - 08/15/28	4
1		8.500%, 11/15/17	1
6		9.000%, 08/15/16 - 11/15/24	7
92		9.500%, 09/15/18 - 12/15/25	103
–	(h)	12.000%, 11/15/19	—	(h)
612		Government National Mortgage Association, Other, 3.500%, 11/20/33	644

		Total Mortgage Pass-Through Securities (Cost $40,932)	42,701

Supranational — 0.0% (g)
150		African Development Bank, 8.800%, 09/01/19 (Cost $184)	188

U.S. Government Agency Securities — 2.0%
		Federal National Mortgage Association,
1,000		3.857%, 06/01/17 (n)	986
800		5.000%, 05/11/17	866
		Financing Corp. STRIPS,
1,440		1.528%, 05/11/18 (n)	1,394
584		3.315%, 09/26/19 (n)	544
500		3.493%, 04/05/19 (n)	470
1,000		Government Trust Certificate, 1.284%, 10/01/15 (n)	997
		Residual Funding Corp. STRIPS,
250		1.532%, 10/15/19 (n)	232
1,950		1.860%, 07/15/20 (n)	1,777
1,000		Tennessee Valley Authority, 5.500%, 07/18/17	1,098
333		Tennessee Valley Authority STRIPS, 4.135%, 05/01/19 (n)	311

		Total U.S. Government Agency Securities (Cost $8,465)	8,675

U.S. Treasury Obligations — 33.9%
		U.S. Treasury Bonds,
1,225		7.500%, 11/15/16	1,349
250		8.750%, 08/15/20	341

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
1,500	8.875%, 08/15/17	1,769
	U.S. Treasury Coupon STRIPS,
700	0.931%, 05/15/18 (n)	681
2,650	1.605%, 11/15/19 (n)	2,482
2,200	1.894%, 02/15/18 (n)	2,147
5,515	1.946%, 05/15/21 (n)	4,950
3,825	2.028%, 08/15/23 (n)	3,218
200	2.029%, 05/15/24 (n)	164
2,150	2.108%, 11/15/23 (n)	1,797
650	2.138%, 05/15/22 (n)	567
200	2.139%, 05/15/26 (n)	154
2,985	2.156%, 02/15/20 (n)	2,779
10	2.262%, 05/15/28 (n)	7
3,000	2.276%, 02/15/24 (n)	2,481
3,275	2.333%, 02/15/21 (n)	2,965
4,446	2.358%, 08/15/17 (n)	4,378
750	2.408%, 05/15/23 (n)	636
300	2.472%, 02/15/27 (n)	226
1,300	2.531%, 11/15/22 (n)	1,120
2,400	2.552%, 02/15/22 (n)	2,109
1,495	2.585%, 05/15/19 (n)	1,419
200	2.606%, 05/15/25 (n)	159
6,700	2.649%, 08/15/21 (n)	5,972
5,495	2.691%, 02/15/23 (n)	4,696
3,577	2.705%, 08/15/16 (n)	3,561
53	2.784%, 02/15/28 (n)	39
4,350	2.810%, 08/15/19 (n)	4,103
1,000	2.825%, 08/15/22 (n)	867
2,300	2.912%, 11/15/21 (n)	2,036
200	2.919%, 08/15/28 (n)	143
1,224	3.026%, 02/15/17 (n)	1,212
10,348	3.122%, 05/15/20 (n)	9,559
47	3.158%, 08/15/26 (n)	36
14,550	3.205%, 08/15/20 (n)	13,368
300	3.216%, 11/15/26 (n)	227
140	3.426%, 11/15/27 (n)	103
100	3.460%, 08/15/27 (n)	74
700	3.828%, 11/15/16 (n)	695
2,290	3.872%, 11/15/17 (n)	2,245
3,866	6.711%, 02/15/16 (n)	3,862
	U.S. Treasury Inflation Indexed Notes,
300	0.125%, 01/15/22	313
700	1.125%, 01/15/21	805
	U.S. Treasury Notes,
593	0.875%, 01/31/18	593
300	1.000%, 06/30/19	297
800	1.000%, 11/30/19	786
1,500	1.250%, 10/31/18	1,508
1,000	1.375%, 02/28/19	1,007
5,500	1.500%, 08/31/18	5,580
3,550	1.750%, 05/15/23	3,497
4,000	1.875%, 11/30/21	4,021
400	2.000%, 02/28/21	408
3,900	2.000%, 10/31/21	3,953
500	2.125%, 01/31/21	513
350	2.625%, 08/15/20	369
800	2.625%, 11/15/20	843
1,500	2.750%, 11/30/16	1,551
14,000	2.750%, 02/15/19	14,799
500	3.125%, 01/31/17	522
1,000	3.125%, 04/30/17	1,048
850	3.125%, 05/15/21	919
7,900	3.250%, 12/31/16	8,242
1,050	3.500%, 02/15/18	1,124
3,050	3.500%, 05/15/20	3,345
450	3.625%, 02/15/21	499
400	4.250%, 11/15/17	434
200	4.500%, 02/15/16	206
1,000	4.750%, 08/15/17	1,089

	Total U.S. Treasury Obligations (Cost $145,288)	148,967

SHARES
Short-Term Investment — 5.9%
	Investment Company — 5.9%
25,959	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $25,959)	25,959

	Total Investments — 100.2% (Cost $427,996)	440,525
	Liabilities in Excess of Other Assets — (0.2)%	(790)

	NET ASSETS — 100.0%	$439,735

Percentages indicated are based on net assets.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2015.
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2015.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of May 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,101
Aggregate gross unrealized depreciation	(572)

Net unrealized appreciation/depreciation	$12,529

Federal income tax cost of investments	$427,996

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments - The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$36,891	$8,398	$45,289
Collateralized Mortgage Obligations
Agency CMO	—	66,103	—	66,103
Non-Agency CMO	—	11,086	995	12,081

Total Collateralized Mortgage Obligations	—	77,189	995	78,184

Commercial Mortgage-Backed Securities	—	8,015	790	8,805
Corporate Bonds
Consumer Discretionary	—	4,570	—	4,570
Consumer Staples	—	2,938	—	2,938
Energy	—	7,965	—	7,965
Financials	—	38,639	—	38,639
Health Care	—	2,692	—	2,692
Industrials	—	3,041	873	3,914
Information Technology	—	4,608	—	4,608
Materials	—	2,025	—	2,025
Telecommunication Services	—	4,329	—	4,329
Utilities	—	3,949	—	3,949

Total Corporate Bonds	—	74,756	873	75,629

Foreign Government Securities	—	6,128	—	6,128
Mortgage Pass-Through Securities	—	42,701	—	42,701
Supranational	—	188	—	188
U.S. Government Agency Securities	—	8,675	—	8,675
U.S. Treasury Obligations	—	148,967	—	148,967
Short-Term Investment
Investment Company	25,959	—	—	25,959

Total Investments in Securities	$25,959	$403,510	$11,056	$440,525

There were no transfers between Levels 1 and 2 during the period ended May 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Intermediate Bond Trust	Balance as of February 28, 2015	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2015
Investments in Securities
Asset-Backed Securities	$9,251	$—	(a)	$5	$— (a)	$579	$(838)	$—	$(599)	$8,398
Collateralized Mortgage Obligations - Non-Agency CMO	1,117	—		(2)	5	—	(48)	—	(77)	995
Commercial Mortgage-Backed Securities	892	—		(4)	(11)	—	(87)	—	—	790
Corporate Bonds - Industrials	884	—		(2)	(2)	—	(7)	—	—	873

	$12,144	$—		$(3)	$(8)	$579	$(980)	$—	$(676)	$11,056

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $2,000.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2015 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at May 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,176	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (4.69%)
			Constant Default Rate	0.00% - 28.00% (19.36%)
			Yield (Discount Rate of Cash Flows)	1.88% - 4.92% (3.45%)

Asset-Backed Securities	4,176

	$813	Discounted Cash Flow	Constant Prepayment Rate	4.00% - 34.55% (8.23%)
			Constant Default Rate	0.00% - 7.51% (1.80%)
			PSA Prepayment Model	360.00% (360.00%)
			Yield (Discount Rate of Cash Flows)	1.49% - 12.74% (3.79%)

Collateralized Mortgage Obligations	813

	71	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Constant Default Rate	0.00%
			Yield (Discount Rate of Cash Flows)	1.19% (1.19%)

Commercial Mortgage-Backed Securities	71

Total	5,060

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At May 31, 2015, the value of these securities was approximately $5,996,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 30, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 30, 2015